Schwab Strategic Trust
Schwab International Equity ETF

Portfolio Holdings as of November 30, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 98.7% of net assets

Australia 6.4%
Adbri Ltd.	569,552	1,296,794
Afterpay Ltd. *	260,283	18,221,927
AGL Energy Ltd.	757,863	7,538,825
ALS Ltd.	608,182	4,279,728
Altium Ltd.	126,279	3,297,646
Alumina Ltd.	3,044,408	3,925,727
Amcor plc	1,894,882	21,250,836
AMP Ltd.	4,171,426	5,256,054
Ampol Ltd.	300,073	6,776,986
Ansell Ltd.	159,963	4,411,828
APA Group	1,437,825	10,965,428
Appen Ltd.	133,113	3,094,561
Aristocrat Leisure Ltd.	765,547	18,084,836
ASX Ltd.	236,293	13,425,818
Atlas Arteria Ltd.	1,170,185	5,587,387
Aurizon Holdings Ltd.	2,209,511	6,919,334
AusNet Services	2,104,280	2,876,250
Australia & New Zealand Banking Group Ltd.	3,432,302	57,258,650
Bank of Queensland Ltd.	577,106	3,282,858
Beach Energy Ltd.	2,164,759	2,807,381
Bendigo & Adelaide Bank Ltd.	652,293	4,277,716
BHP Group Ltd.	3,582,724	100,502,165
BlueScope Steel Ltd.	598,181	7,537,163
Boral Ltd.	1,451,944	5,253,038
Brambles Ltd.	1,841,070	14,868,256
carsales.com Ltd.	279,102	4,180,994
Challenger Ltd.	858,615	3,637,856
Charter Hall Group	565,572	5,721,865
CIMIC Group Ltd.	115,708	2,180,084
Cleanaway Waste Management Ltd.	1,720,776	3,030,410
Coca-Cola Amatil Ltd.	640,577	5,970,917
Cochlear Ltd.	77,973	12,664,103
Coles Group Ltd.	1,521,115	20,018,093
Commonwealth Bank of Australia	2,141,464	124,767,567
Computershare Ltd.	576,932	6,070,606
Crown Resorts Ltd.	401,330	2,850,742
CSL Ltd.	549,151	120,332,441
CSR Ltd.	684,760	2,437,051
Deterra Royalties Ltd. *	488,663	1,656,328
Dexus	1,335,575	9,614,839
Domino's Pizza Enterprises Ltd.	70,277	3,833,023
Downer EDI Ltd.	867,287	3,323,115
Evolution Mining Ltd.	1,932,013	7,075,312
Flight Centre Travel Group Ltd. *	178,370	2,248,801
Fortescue Metals Group Ltd.	1,924,171	25,846,963
Goodman Group	2,172,320	29,900,597
Harvey Norman Holdings Ltd.	693,568	2,355,967
IDP Education Ltd.	161,988	2,920,761
Iluka Resources Ltd.	493,193	1,940,606
Incitec Pivot Ltd. *	2,283,437	3,853,042
Insurance Australia Group Ltd.	2,950,087	11,194,926
IOOF Holdings Ltd.	811,175	2,223,498
Security	Number of Shares	Value ($)
James Hardie Industries plc *	539,029	15,668,893
JB Hi-Fi Ltd.	136,008	4,580,943
Lendlease Corp., Ltd.	853,730	8,907,647
Macquarie Group Ltd.	393,526	40,210,098
Magellan Financial Group Ltd.	167,895	7,321,363
Medibank Pvt Ltd.	3,260,419	6,846,955
Metcash Ltd.	1,241,471	2,698,595
Mineral Resources Ltd.	162,540	3,872,087
Mirvac Group	4,727,197	8,986,749
National Australia Bank Ltd.	3,976,259	67,065,574
Newcrest Mining Ltd.	971,367	19,275,200
NEXTDC Ltd. *	552,221	4,577,672
Northern Star Resources Ltd.	869,343	8,077,658
Nufarm Ltd. *	382,970	1,128,766
Oil Search Ltd.	2,548,197	6,834,607
Orica Ltd.	485,031	5,771,932
Origin Energy Ltd.	2,142,533	8,177,800
Orora Ltd.	1,146,632	2,238,974
OZ Minerals Ltd.	398,235	4,788,933
Perpetual Ltd.	73,543	1,813,745
Platinum Asset Management Ltd.	414,191	1,269,618
Qantas Airways Ltd. *	870,113	3,449,349
QBE Insurance Group Ltd.	1,760,896	12,975,165
Qube Holdings Ltd.	1,832,415	3,861,616
Ramsay Health Care Ltd.	210,760	9,791,573
REA Group Ltd.	61,667	6,599,610
Rio Tinto Ltd.	455,114	34,004,574
Santos Ltd.	2,142,924	9,726,726
Saracen Mineral Holdings Ltd. *	1,318,415	4,575,644
Scentre Group	6,215,968	12,824,664
SEEK Ltd.	428,488	8,224,804
Seven Group Holdings Ltd.	161,512	2,619,413
Shopping Centres Australasia Property Group	1,289,426	2,432,291
Sims Ltd.	188,216	1,572,710
Sonic Healthcare Ltd.	576,990	14,004,612
South32 Ltd.	5,926,014	10,479,803
Stockland	2,866,614	9,610,806
Suncorp Group Ltd.	1,518,250	11,287,913
Sydney Airport	1,584,885	7,836,091
Tabcorp Holdings Ltd.	2,608,740	7,381,442
Telstra Corp., Ltd.	5,064,298	11,456,101
The GPT Group	2,351,391	8,177,980
The Star Entertainment Grp Ltd.	1,061,470	2,956,506
TPG Telecom Ltd. *	428,878	2,423,864
Transurban Group	3,307,586	34,169,478
Treasury Wine Estates Ltd.	878,813	5,562,485
Vicinity Centres	4,490,994	5,460,163
Vocus Group Ltd. *	742,161	2,247,601
Washington H Soul Pattinson & Co., Ltd.	110,211	2,358,309
Wesfarmers Ltd.	1,380,391	50,297,639
Westpac Banking Corp.	4,364,747	64,741,393
WiseTech Global Ltd.	95,969	2,185,086
Woodside Petroleum Ltd.	1,150,302	18,960,817
Woolworths Group Ltd.	1,536,339	41,863,270

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Worley Ltd.	376,591	3,579,636
Xero Ltd. *	110,374	10,776,106
		1,425,436,748

Austria 0.2%
ANDRITZ AG	86,875	3,672,527
Erste Group Bank AG *	344,210	9,923,026
OMV AG	173,088	5,880,156
Raiffeisen Bank International AG *	159,946	3,072,717
Telekom Austria AG	191,354	1,407,720
Verbund AG	78,431	5,521,255
Vienna Insurance Group AG Wiener Versicherung Gruppe	43,605	1,042,162
voestalpine AG	141,858	4,554,492
		35,074,055

Belgium 0.9%
Ackermans & van Haaren N.V.	26,483	3,864,832
Ageas S.A. N.V.	212,993	10,502,118
Anheuser-Busch InBev S.A.	1,003,683	67,089,810
Argenx SE *	57,077	16,331,494
Elia Group S.A. N.V.	41,981	4,760,633
Etablissements Franz Colruyt N.V.	65,179	3,899,913
Groupe Bruxelles Lambert S.A.	130,247	12,725,857
KBC Groep N.V. *	328,567	22,953,049
Proximus SADP	172,400	3,610,996
Sofina S.A.	18,036	5,738,858
Solvay S.A.	85,157	9,762,718
Telenet Group Holding N.V.	59,464	2,546,483
UCB S.A.	145,578	15,596,007
Umicore S.A.	244,536	10,989,744
		190,372,512

Canada 7.5%
Agnico Eagle Mines Ltd.	289,365	19,004,441
Alimentation Couche-Tard, Inc., B Shares	1,010,345	33,626,190
Bank of Montreal	780,336	56,199,366
Barrick Gold Corp.	2,134,688	49,104,907
Bausch Health Cos., Inc. *	381,521	7,098,134
BCE, Inc.	362,303	15,740,149
Brookfield Asset Management, Inc., Class A	1,684,995	68,198,154
Canadian Imperial Bank of Commerce	537,440	45,403,913
Canadian National Railway Co.	859,980	90,251,779
Canadian Natural Resources Ltd.	1,395,759	31,913,218
Canadian Pacific Railway Ltd.	163,785	53,028,222
Canadian Tire Corp., Ltd., Class A	70,700	9,054,772
Canadian Utilities Ltd., Class A	155,054	3,881,435
Canopy Growth Corp. *(a)	276,079	7,950,666
Cenovus Energy, Inc.	1,259,705	6,260,128
CGI, Inc. *	276,541	20,466,893
Constellation Software, Inc.	23,289	28,902,873
Dollarama, Inc.	349,226	14,325,839
Enbridge, Inc.	2,441,679	76,421,406
Fairfax Financial Holdings Ltd.	32,895	11,305,990
Fortis, Inc.	562,650	22,703,116
Franco-Nevada Corp.	224,566	29,956,574
George Weston Ltd.	87,887	6,518,111
Great-West Lifeco, Inc.	321,224	7,488,369
Hydro One Ltd.	384,554	8,991,424
IGM Financial, Inc.	97,557	2,585,912
Imperial Oil Ltd.	268,066	4,650,146
Intact Financial Corp.	170,652	19,132,672
Loblaw Cos. Ltd.	200,493	9,932,596
Magna International, Inc.	329,317	20,238,294
Security	Number of Shares	Value ($)
Manulife Financial Corp.	2,342,478	40,002,344
Metro, Inc.	301,036	13,858,946
National Bank of Canada	405,100	22,488,536
Nutrien Ltd.	688,086	34,035,275
Pembina Pipeline Corp.	666,588	17,036,341
Power Corp. of Canada	662,472	14,947,667
Restaurant Brands International, Inc.	355,749	20,317,141
Rogers Communications, Inc., B Shares	420,598	19,882,578
Royal Bank of Canada	1,722,294	140,957,251
Saputo, Inc.	290,012	8,063,224
Shaw Communications, Inc., B Shares	560,144	9,760,052
Shopify, Inc., Class A *	130,646	140,916,012
Sun Life Financial, Inc.	716,975	31,906,743
Suncor Energy, Inc.	1,857,237	29,766,813
TC Energy Corp.	1,135,991	50,080,381
Teck Resources Ltd., Class B	562,488	8,906,747
TELUS Corp.	521,381	10,078,396
The Bank of Nova Scotia	1,468,435	71,614,393
The Toronto-Dominion Bank	2,186,437	116,888,923
Thomson Reuters Corp.	203,598	16,172,836
Waste Connections, Inc.	318,107	33,141,158
Wheaton Precious Metals Corp.	543,609	21,028,721
		1,652,186,167

Denmark 2.0%
Ambu A/S, Class B	201,242	6,762,507
AP Moller - Maersk A/S, A Shares	4,993	9,484,493
AP Moller - Maersk A/S, B Shares	7,225	14,786,722
Carlsberg A/S, B Shares	120,244	17,940,463
Chr Hansen Holding A/S	125,849	12,227,932
Coloplast A/S, B Shares	160,268	23,994,483
Danske Bank A/S *	803,612	13,282,683
Demant A/S *	122,052	4,609,437
DSV PANALPINA A/S	245,329	38,818,953
Genmab A/S *	71,459	27,492,623
GN Store Nord A/S	156,820	12,802,661
H. Lundbeck A/S	74,549	2,286,489
ISS A/S *	224,908	4,122,259
Novo Nordisk A/S, B Shares	1,948,587	131,429,805
Novozymes A/S, B Shares	247,198	14,178,379
Orsted A/S	227,321	41,062,082
Pandora A/S	108,684	10,916,432
Rockwool International A/S, B Shares	7,494	2,745,893
Tryg A/S	171,839	4,995,689
Vestas Wind Systems A/S	237,193	48,620,277
		442,560,262

Finland 1.2%
Elisa Oyj	172,557	9,288,566
Fortum Oyj	519,028	11,923,636
Huhtamaki Oyj	110,068	5,543,024
Kesko Oyj, B Shares	328,061	8,633,380
Kojamo Oyj	237,580	4,973,379
Kone Oyj, B Shares	472,881	39,777,210
Metso Outotec Oyj	727,287	6,524,852
Neles Oyj (a)	125,909	1,629,625
Neste Oyj	502,292	33,755,270
Nokia Oyj *	6,815,457	27,290,982
Nokian Renkaat Oyj	161,581	5,694,120
Nordea Bank Abp *	4,086,598	34,956,850
Orion Oyj, Class B	124,886	5,894,873
Sampo Oyj, A Shares	612,854	26,560,054
Stora Enso Oyj, R Shares	684,300	11,598,985
UPM-Kymmene Oyj	650,243	21,483,397
Wartsila Oyj Abp	596,456	5,623,652
		261,151,855

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
France 9.0%
Accor S.A. *	221,184	7,606,680
Aeroports de Paris	35,170	4,455,248
Air Liquide S.A.	561,275	92,417,775
Airbus SE *	670,789	70,394,326
ALD S.A.	96,780	1,252,612
Alstom S.A. *	293,346	15,685,244
Amundi S.A. *	67,865	5,422,829
Arkema S.A.	81,774	9,558,776
Atos SE *	112,210	10,319,259
AXA S.A.	2,339,795	55,171,157
BioMerieux	50,440	7,288,625
BNP Paribas S.A. *	1,313,655	67,514,916
Bollore S.A.	1,206,463	4,696,076
Bouygues S.A.	255,867	10,216,548
Bureau Veritas S.A. *	334,126	8,649,104
Capgemini SE	192,358	26,760,459
Carrefour S.A.	707,999	11,628,047
Casino Guichard Perrachon S.A. *(a)	67,442	1,949,893
Cie de Saint-Gobain *	584,339	27,833,622
Cie Generale des Etablissements Michelin S.C.A.	214,259	26,770,169
Cie Plastic Omnium S.A.	68,256	2,364,520
CNP Assurances *	172,321	2,751,839
Covivio	61,571	5,045,107
Credit Agricole S.A. *	1,393,074	16,120,699
Danone S.A.	726,407	46,800,443
Dassault Aviation S.A. *	2,723	2,817,522
Dassault Systemes SE	159,593	29,599,829
Edenred	299,015	17,143,678
Eiffage S.A. *	94,581	9,293,134
Electricite de France S.A. *	628,762	9,563,266
Engie S.A. *	1,991,664	29,470,626
EssilorLuxottica S.A. *	356,003	51,676,969
Eurazeo SE *	51,993	3,215,430
Eurofins Scientific SE *	143,410	11,675,486
Euronext N.V.	74,237	7,903,401
Faurecia SE *	102,864	5,131,012
Gecina S.A.	63,672	9,695,729
Getlink SE *	544,186	9,080,822
Hermes International	37,318	36,488,548
ICADE	38,775	2,873,404
Iliad S.A.	18,676	3,802,306
Imerys S.A.	59,248	2,438,011
Ipsen S.A.	41,077	3,972,669
JCDecaux S.A. *	90,719	2,044,479
Kering S.A.	89,397	64,696,668
Klepierre S.A.	228,507	5,056,789
L'Oreal S.A.	289,488	106,240,355
La Francaise des Jeux SAEM	105,538	4,413,508
Legrand S.A.	321,318	27,281,902
LVMH Moet Hennessy Louis Vuitton SE	301,394	174,098,649
Natixis S.A. *	989,242	3,052,993
Orange S.A.	2,292,713	29,043,520
Orpea S.A. *	58,891	7,382,676
Pernod-Ricard S.A.	251,936	48,218,512
Peugeot S.A. *	651,073	15,393,242
Publicis Groupe S.A.	263,381	12,000,491
Remy Cointreau S.A.	28,718	5,118,516
Renault S.A. *	223,145	8,903,314
Rexel S.A. *	377,339	5,111,796
Rubis S.C.A.	112,390	4,823,738
Safran S.A. *	389,482	56,979,344
Sanofi	1,318,492	133,602,866
Sartorius Stedim Biotech	28,534	10,342,103
Schneider Electric SE	634,557	88,543,967
SCOR SE *	192,472	6,593,927
SEB S.A.	32,574	5,813,578
Security	Number of Shares	Value ($)
Societe Generale S.A. *	926,363	18,490,005
Sodexo S.A.	103,187	8,561,260
STMicroelectronics N.V.	760,591	29,860,244
Suez S.A.	446,015	8,608,392
TechnipFMC plc	560,576	4,822,672
Teleperformance	69,986	23,373,846
Thales S.A.	121,879	11,234,700
Total SE	2,939,900	125,986,018
Ubisoft Entertainment S.A. *	114,149	10,893,558
Valeo S.A.	287,802	11,195,615
Veolia Environnement S.A.	605,728	13,955,247
Vinci S.A.	563,140	57,595,173
Vivendi S.A.	968,146	29,160,850
Wendel SE	33,667	3,815,814
Worldline S.A. *	293,663	27,224,188
		1,994,050,330

Germany 7.3%
1&1 Drillisch AG	60,867	1,443,076
adidas AG *	233,030	74,509,970
Allianz SE	501,777	118,640,545
Aroundtown S.A. *	1,469,328	10,225,771
BASF SE	1,105,209	81,081,350
Bayer AG	1,185,878	68,473,244
Bayerische Motoren Werke AG	388,643	33,955,897
Bechtle AG	33,652	7,354,498
Beiersdorf AG	119,218	13,368,121
Brenntag AG	186,488	14,290,302
Carl Zeiss Meditec AG	45,619	6,100,861
Commerzbank AG *	1,244,005	7,752,887
Continental AG	129,699	17,717,658
Covestro AG	221,524	12,388,137
CTS Eventim AG & Co., KGaA *	71,470	4,338,738
Daimler AG	971,481	65,599,700
Delivery Hero SE *	172,303	20,868,511
Deutsche Bank AG *	2,455,072	27,438,109
Deutsche Boerse AG	223,217	37,314,934
Deutsche Lufthansa AG *(a)	390,599	4,506,942
Deutsche Post AG	1,178,453	57,091,425
Deutsche Telekom AG	3,904,685	70,598,870
Deutsche Wohnen SE	417,850	21,012,934
DWS Group GmbH & Co. KGaA	42,853	1,673,663
E.ON SE	2,634,335	28,600,201
Evonik Industries AG	229,428	6,946,118
Fielmann AG *	29,563	2,201,362
Fraport AG Frankfurt Airport Services Worldwide *	41,210	2,345,474
Fresenius Medical Care AG & Co. KGaA	244,741	20,639,513
Fresenius SE & Co. KGaA	486,102	21,805,310
FUCHS PETROLUB SE	34,805	1,594,571
GEA Group AG	199,609	6,855,149
GRENKE AG (a)	38,198	1,681,481
Hannover Rueck SE	72,650	12,192,616
HeidelbergCement AG	179,395	12,776,819
Hella GmbH & Co. KGaA *	53,661	3,087,503
HelloFresh SE *	169,900	10,015,385
Henkel AG & Co. KGaA	118,873	11,503,641
HOCHTIEF AG	25,987	2,514,828
Infineon Technologies AG	1,570,460	55,455,781
KION Group AG	83,631	6,446,536
Knorr-Bremse AG	79,838	10,245,473
LANXESS AG	102,185	7,170,225
LEG Immobilien AG	83,187	11,887,255
Merck KGaA	156,340	25,031,800
METRO AG	217,037	1,988,686
MTU Aero Engines AG	64,040	15,163,883
Muenchener Rueckversicherungs-Gesellschaft AG	168,854	47,183,243

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Nemetschek SE	66,819	5,299,283
OSRAM Licht AG *	29,251	1,812,483
ProSiebenSat.1 Media SE *	189,172	2,745,998
Puma SE *	108,809	10,849,910
QIAGEN N.V. *	263,815	12,752,400
Rational AG	4,051	3,610,124
Rheinmetall AG	52,807	4,709,784
RTL Group S.A. *	47,765	2,202,039
RWE AG	758,156	31,533,114
SAP SE	1,358,069	165,668,689
Scout24 AG	123,527	9,471,604
Siemens AG	926,632	124,144,908
Siemens Energy AG *	459,493	13,686,167
Siemens Healthineers AG	167,177	7,709,115
Suedzucker AG	94,518	1,503,730
Symrise AG	150,820	18,943,134
Talanx AG	67,951	2,514,894
TeamViewer AG *	173,524	8,288,243
Telefonica Deutschland Holding AG	862,671	2,387,878
ThyssenKrupp AG *	567,559	3,803,275
TRATON SE	54,676	1,435,278
Uniper SE	134,682	4,575,425
United Internet AG	138,496	5,538,309
Varta AG *(a)	17,403	2,358,618
Volkswagen AG	38,569	7,174,182
Vonovia SE	682,227	46,908,253
Wacker Chemie AG	17,490	2,190,484
Zalando SE *	193,125	19,590,158
		1,626,486,475

Hong Kong 3.0%
AAC Technologies Holdings, Inc.	827,685	4,633,541
AIA Group Ltd.	14,639,470	160,415,734
ASM Pacific Technology Ltd.	369,373	4,621,629
BOC Aviation Ltd.	274,356	2,438,327
BOC Hong Kong Holdings Ltd.	4,441,904	14,467,343
Brightoil Petroleum Holdings Ltd. *(b)	2,936,732	—
Budweiser Brewing Co. APAC Ltd.	2,059,386	7,092,629
Cafe de Coral Holdings Ltd.	557,382	1,200,681
Cathay Pacific Airways Ltd. *(a)	1,332,066	1,247,443
Champion REIT	2,252,328	1,348,056
Chow Tai Fook Jewellery Group Ltd.	2,286,146	2,996,097
CK Asset Holdings Ltd.	3,274,318	17,929,029
CK Hutchison Holdings Ltd.	3,235,663	23,477,078
CK Infrastructure Holdings Ltd.	764,444	3,909,733
CLP Holdings Ltd.	1,980,940	18,602,055
Dairy Farm International Holdings Ltd.	382,931	1,558,529
ESR Cayman Ltd. *	1,669,735	5,029,128
First Pacific Co., Ltd.	3,034,814	927,766
Galaxy Entertainment Group Ltd.	2,606,065	19,833,323
Hang Lung Group Ltd.	1,190,914	2,992,455
Hang Lung Properties Ltd.	2,445,087	6,061,860
Hang Seng Bank Ltd.	881,821	15,367,174
Henderson Land Development Co., Ltd.	1,581,890	6,631,593
Hong Kong & China Gas Co., Ltd.	12,500,640	19,252,840
Hong Kong Exchanges & Clearing Ltd.	1,531,568	76,138,834
Hongkong Land Holdings Ltd.	1,408,634	5,733,140
Huabao International Holdings Ltd.	1,285,516	1,741,105
Hysan Development Co., Ltd.	800,929	3,218,180
Jardine Matheson Holdings Ltd.	250,260	13,281,298
Jardine Strategic Holdings Ltd.	219,991	5,255,585
Johnson Electric Holdings Ltd.	417,355	984,102
JS Global Lifestyle Co., Ltd.	1,078,597	2,226,063
Kerry Logistics Network Ltd.	747,964	1,638,237
Kerry Properties Ltd. (a)	741,520	1,897,679
L'Occitane International S.A.	625,798	1,322,228
Lee & Man Paper Manufacturing Ltd.	1,654,320	1,344,368
Lenovo Group Ltd.	9,067,648	6,468,119
Security	Number of Shares	Value ($)
Link REIT	2,489,823	21,839,144
Man Wah Holdings Ltd.	1,762,814	3,247,080
Melco International Development Ltd.	1,005,648	1,904,278
MGM China Holdings Ltd.	1,010,076	1,474,887
Microport Scientific Corp. (a)	566,016	2,442,210
Minth Group Ltd.	841,122	4,177,130
MMG Ltd. *	2,853,536	1,244,109
MTR Corp., Ltd.	1,752,454	9,505,410
NagaCorp Ltd.	1,885,416	2,407,690
New World Development Co., Ltd.	1,772,493	8,985,356
Nexteer Automotive Group Ltd.	1,019,520	1,082,315
NWS Holdings Ltd.	1,795,080	1,715,775
PCCW Ltd.	4,914,194	2,985,599
Power Assets Holdings Ltd.	1,664,079	8,757,746
PRADA S.p.A. *	624,072	3,099,229
Samsonite International S.A. *	1,530,666	2,471,969
Sands China Ltd.	2,942,608	12,070,291
Shangri-La Asia Ltd. *	1,556,307	1,421,303
Shun Tak Holdings Ltd.	2,054,000	649,120
Sino Land Co., Ltd.	4,233,407	5,788,341
SITC International Holdings Co., Ltd.	1,444,612	2,776,487
SJM Holdings Ltd.	2,207,007	2,582,077
Sun Art Retail Group Ltd.	2,775,123	2,913,834
Sun Hung Kai Properties Ltd.	1,737,575	23,197,551
Swire Pacific Ltd., A Shares	641,833	3,684,175
Swire Pacific Ltd., B Shares	1,132,099	1,124,432
Swire Properties Ltd.	1,315,495	4,013,087
Techtronic Industries Co., Ltd.	1,510,326	19,355,161
The Bank of East Asia Ltd.	1,568,140	3,483,182
The Wharf Holdings Ltd.	1,795,802	4,442,887
Tingyi Cayman Islands Holding Corp.	2,305,007	3,889,002
Towngas China Co., Ltd. *	1,251,750	573,197
Uni-President China Holdings Ltd.	1,417,636	1,278,204
United Energy Group Ltd.	10,006,784	1,871,633
Vinda International Holdings Ltd.	410,808	1,173,737
Vitasoy International Holdings Ltd.	965,450	3,972,635
VTech Holdings Ltd.	205,777	1,584,636
Want Want China Holdings Ltd.	6,962,362	4,750,841
WH Group Ltd.	10,271,403	8,386,712
Wharf Real Estate Investment Co., Ltd.	1,971,487	9,167,637
Wynn Macau Ltd. *	1,750,944	2,985,808
Xinyi Glass Holdings Ltd.	2,450,300	5,499,545
Yue Yuen Industrial Holdings Ltd.	910,286	1,871,649
		675,130,072

Ireland 0.2%
AIB Group plc *	954,394	1,719,318
Glanbia plc	225,584	2,779,388
Kerry Group plc, A Shares	185,380	26,033,620
Kingspan Group plc *	179,987	15,749,221
		46,281,547

Israel 0.4%
Airport City Ltd. *	83,549	1,129,761
Alony Hetz Properties & Investments Ltd.	126,111	1,655,303
Amot Investments Ltd.	199,751	1,060,721
Azrieli Group Ltd.	46,656	2,851,635
Bank Hapoalim B.M. *	1,344,342	8,814,624
Bank Leumi Le-Israel	1,787,873	10,051,190
Bezeq The Israeli Telecommunication Corp., Ltd. *	2,413,970	2,610,487
Elbit Systems Ltd.	29,585	3,791,055
Electra Ltd.	2,596	1,193,157
Energix-Renewable Energies Ltd.	188,569	775,969
First International Bank of Israel Ltd.	63,641	1,591,145
Gazit-Globe Ltd.	113,802	660,095

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Harel Insurance Investments & Financial Services Ltd. *	127,521	1,091,180
ICL Group Ltd.	842,843	4,003,884
Israel Discount Bank Ltd., A Shares	1,393,836	4,723,508
Mivne Real Estate KD Ltd.	900,632	2,240,305
Mizrahi Tefahot Bank Ltd.	161,843	3,460,212
Nice Ltd. *	75,000	18,047,928
Paz Oil Co., Ltd.	11,856	1,183,107
Shapir Engineering and Industry Ltd.	141,920	1,052,070
Shikun & Binui Ltd. *	265,017	1,353,572
Shufersal Ltd.	150,335	1,174,041
Strauss Group Ltd.	48,671	1,493,287
Teva Pharmaceutical Industries Ltd. *	1,182,579	11,450,257
Tower Semiconductor Ltd. *	137,376	3,375,219
		90,833,712

Italy 2.0%
A2A S.p.A.	1,897,277	2,900,449
Amplifon S.p.A. *	145,820	5,855,608
Assicurazioni Generali S.p.A.	1,555,452	26,644,233
Atlantia S.p.A. *	597,483	10,920,751
Banca Mediolanum S.p.A. *	293,302	2,668,197
Buzzi Unicem S.p.A.	118,628	2,896,235
CNH Industrial N.V. *	1,170,132	12,832,553
Davide Campari-Milano N.V.	680,783	7,894,331
DiaSorin S.p.A.	27,256	5,757,798
Enel S.p.A.	9,387,612	93,990,548
Eni S.p.A.	2,919,531	28,996,910
EXOR N.V.	125,777	8,783,526
Ferrari N.V.	148,224	31,347,606
Fiat Chrysler Automobiles N.V. *	1,321,155	20,649,047
FinecoBank Banca Fineco S.p.A. *	727,392	11,428,841
Hera S.p.A.	853,237	3,123,163
Infrastrutture Wireless Italiane S.p.A.	379,003	4,891,789
Intesa Sanpaolo S.p.A. *	18,686,490	43,038,021
Italgas S.p.A.	609,496	3,922,444
Leonardo S.p.A. (a)	472,667	3,428,610
Mediobanca Banca di Credito Finanziario S.p.A. *	922,028	8,243,294
Moncler S.p.A. *	227,736	11,212,712
Nexi S.p.A. *	450,967	8,523,254
Pirelli & C S.p.A. *	465,822	2,507,472
Poste Italiane S.p.A.	556,492	5,687,531
Prysmian S.p.A.	287,645	9,438,136
Recordati Industria Chimica e Farmaceutica S.p.A.	116,185	6,202,697
Snam S.p.A.	2,650,382	14,910,323
Telecom Italia S.p.A.	13,358,006	6,271,694
Tenaris S.A.	578,983	4,492,068
Terna Rete Elettrica Nazionale S.p.A.	1,664,845	12,490,604
UniCredit S.p.A. *	2,575,880	26,631,384
UnipolSai Assicurazioni S.p.A.	637,469	1,698,939
		450,280,768

Japan 22.9%
ABC-Mart, Inc.	30,351	1,583,404
Acom Co., Ltd.	490,913	2,358,642
Activia Properties, Inc.	232	867,706
Advance Residence Investment Corp.	403	1,165,231
Advantest Corp.	242,677	16,896,044
Aeon Co., Ltd.	853,694	25,420,473
AEON Financial Service Co., Ltd.	132,439	1,445,366
Aeon Mall Co., Ltd.	137,578	2,209,956
AGC, Inc.	221,077	7,367,467
Aica Kogyo Co., Ltd.	64,007	2,265,028
Ain Holdings, Inc.	37,237	2,539,008
Air Water, Inc.	221,095	3,649,048
Security	Number of Shares	Value ($)
Aisin Seiki Co., Ltd.	217,504	6,455,765
Ajinomoto Co., Inc.	594,065	12,422,524
Alfresa Holdings Corp.	224,428	4,498,245
Alps Alpine Co., Ltd.	233,790	2,932,604
Amada Co., Ltd.	379,221	3,658,560
Amano Corp.	84,701	1,993,347
ANA Holdings, Inc. *	128,956	3,113,371
Anritsu Corp.	165,597	3,778,041
Aozora Bank Ltd.	141,868	2,578,181
Ariake Japan Co., Ltd.	23,544	1,560,192
AS One Corp.	14,464	2,224,911
Asahi Group Holdings Ltd.	504,263	19,522,510
Asahi Intecc Co., Ltd.	228,433	8,379,345
Asahi Kasei Corp.	1,502,270	13,788,757
Asics Corp.	200,106	3,607,761
ASKUL Corp.	25,187	1,008,446
Astellas Pharma, Inc.	2,232,491	31,761,212
Azbil Corp.	155,060	6,966,733
Bandai Namco Holdings, Inc.	237,407	21,697,326
Benefit One, Inc.	70,665	2,283,779
Benesse Holdings, Inc.	90,792	1,908,569
Bic Camera, Inc.	182,833	1,965,531
Bridgestone Corp.	700,929	24,494,704
Brother Industries Ltd.	283,757	5,442,474
Calbee, Inc.	89,244	2,640,304
Canon Marketing Japan, Inc.	60,371	1,263,869
Canon, Inc.	1,199,764	21,325,942
Capcom Co., Ltd.	112,825	6,362,129
Casio Computer Co., Ltd.	258,240	4,643,491
Central Japan Railway Co.	218,687	27,892,947
Chubu Electric Power Co., Inc.	843,511	10,172,286
Chugai Pharmaceutical Co., Ltd.	787,059	38,071,691
Coca-Cola Bottlers Japan Holdings, Inc.	173,734	2,675,779
COMSYS Holdings Corp.	130,278	3,860,552
Concordia Financial Group Ltd.	1,328,267	4,725,841
Cosmo Energy Holdings Co., Ltd.	91,376	1,554,553
Cosmos Pharmaceutical Corp.	22,329	3,854,443
Credit Saison Co., Ltd.	172,289	1,974,446
CyberAgent, Inc.	116,576	7,993,463
Dai Nippon Printing Co., Ltd.	328,478	6,161,620
Dai-ichi Life Holdings, Inc.	1,314,413	20,729,342
Daicel Corp.	337,511	2,375,767
Daido Steel Co., Ltd.	46,213	1,923,418
Daifuku Co., Ltd.	116,863	13,560,703
Daiichi Sankyo Co., Ltd.	2,300,326	81,490,331
Daiichikosho Co., Ltd.	46,907	1,515,959
Daikin Industries Ltd.	319,922	72,605,650
Daito Trust Construction Co., Ltd.	77,639	7,624,295
Daiwa House Industry Co., Ltd.	781,411	23,980,007
Daiwa House REIT Investment Corp.	625	1,506,234
Daiwa Securities Group, Inc.	1,806,615	7,867,503
DeNA Co., Ltd.	114,081	2,002,093
Denka Co., Ltd.	109,673	3,397,207
Denso Corp.	548,204	25,913,186
Dentsu Group, Inc.	284,495	9,276,269
DIC Corp.	101,957	2,509,936
Disco Corp.	33,169	10,576,545
DMG Mori Co., Ltd.	122,042	1,804,735
Dowa Holdings Co., Ltd.	57,504	1,902,554
East Japan Railway Co.	432,673	26,920,953
Ebara Corp.	115,693	3,705,726
Eisai Co., Ltd.	321,242	24,297,633
Elecom Co., Ltd.	25,528	1,168,988
Electric Power Development Co., Ltd.	207,051	2,787,817
ENEOS Holdings, Inc.	3,574,820	12,290,319
Ezaki Glico Co., Ltd.	60,513	2,521,496
Fancl Corp.	81,168	3,296,538
FANUC Corp.	232,109	56,460,751
Fast Retailing Co., Ltd.	61,842	50,968,127

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
FP Corp.	54,008	2,167,571
Fuji Electric Co., Ltd.	148,213	5,273,270
Fuji Oil Holdings, Inc.	56,040	1,502,641
Fuji Seal International, Inc.	48,251	896,305
FUJIFILM Holdings Corp.	428,609	23,120,840
Fujitsu General Ltd.	71,328	2,164,978
Fujitsu Ltd.	227,137	31,595,514
Fukuoka Financial Group, Inc.	197,330	3,525,541
Fukuyama Transporting Co., Ltd.	38,219	1,696,993
Furukawa Electric Co., Ltd.	77,317	1,960,452
Fuyo General Lease Co., Ltd.	23,540	1,440,280
Glory Ltd.	68,626	1,382,063
GLP J-REIT	1,133	1,715,662
GMO internet, Inc.	67,610	1,903,649
GMO Payment Gateway, Inc.	47,609	6,684,208
Goldwin, Inc.	42,643	2,870,811
GS Yuasa Corp.	93,122	2,254,039
GungHo Online Entertainment, Inc.	41,092	1,045,477
H.U. Group Holdings, Inc.	65,000	1,761,592
Hakuhodo DY Holdings, Inc.	294,638	4,266,635
Hamamatsu Photonics K.K.	155,008	8,725,936
Hankyu Hanshin Holdings, Inc.	265,097	8,669,199
Haseko Corp.	339,472	3,675,511
Heiwa Corp.	61,886	843,347
Hikari Tsushin, Inc.	27,158	6,529,380
Hino Motors Ltd.	318,615	2,765,251
Hirogin Holdings, Inc.	403,021	2,245,555
Hirose Electric Co., Ltd.	40,509	5,734,000
Hisamitsu Pharmaceutical Co., Inc.	86,628	5,084,281
Hitachi Capital Corp.	63,130	1,449,372
Hitachi Construction Machinery Co., Ltd.	124,405	3,449,100
Hitachi Ltd.	1,120,327	42,610,567
Hitachi Metals Ltd.	244,700	3,597,460
Hitachi Transport System Ltd.	53,666	1,600,587
Hokuhoku Financial Group, Inc.	171,077	1,701,336
Hokuriku Electric Power Co.	197,799	1,394,220
Honda Motor Co., Ltd.	2,072,337	57,067,520
Horiba Ltd.	49,375	2,651,642
Hoshizaki Corp.	63,238	6,264,671
House Foods Group, Inc.	87,735	3,028,971
Hoya Corp.	436,950	58,287,936
Hulic Co., Ltd.	448,745	4,548,775
Ibiden Co., Ltd.	125,721	5,895,715
Idemitsu Kosan Co., Ltd.	280,175	5,841,289
IHI Corp.	157,432	2,341,664
Iida Group Holdings Co., Ltd.	166,213	3,344,185
Industrial & Infrastructure Fund Investment Corp.	599	1,011,019
Inpex Corp.	1,116,353	6,252,219
Isetan Mitsukoshi Holdings Ltd.	409,101	2,200,965
Isuzu Motors Ltd.	624,574	6,097,495
Ito En Ltd.	66,504	5,140,467
ITOCHU Corp.	1,642,370	43,447,400
Itochu Techno-Solutions Corp.	118,419	4,184,838
Itoham Yonekyu Holdings, Inc.	156,004	978,438
Izumi Co., Ltd.	49,252	1,700,381
J Front Retailing Co., Ltd.	302,816	2,430,659
Japan Airlines Co., Ltd. *	191,519	3,631,101
Japan Airport Terminal Co., Ltd.	53,804	3,137,169
Japan Aviation Electronics Industry Ltd.	81,464	1,093,739
Japan Exchange Group, Inc.	642,664	15,922,536
Japan Post Bank Co., Ltd.	494,402	3,897,372
Japan Post Holdings Co., Ltd.	1,615,250	11,969,347
Japan Post Insurance Co., Ltd.	231,218	3,858,253
Japan Prime Realty Investment Corp.	282	828,895
Japan Real Estate Investment Corp.	401	2,084,316
Japan Retail Fund Investment Corp.	803	1,282,182
Japan Tobacco, Inc.	1,436,243	29,200,049
JCR Pharmaceuticals Co., Ltd.	66,252	1,728,175
Security	Number of Shares	Value ($)
JFE Holdings, Inc. *	617,493	5,661,216
JGC Holdings Corp.	268,184	2,404,719
JSR Corp.	217,156	6,008,104
JTEKT Corp.	274,456	2,134,585
Justsystems Corp.	42,662	2,876,182
K's Holdings Corp.	200,998	2,444,167
Kagome Co., Ltd.	93,908	3,431,211
Kajima Corp.	547,272	7,205,989
Kakaku.com, Inc.	154,467	4,338,852
Kaken Pharmaceutical Co., Ltd.	40,708	1,487,389
Kamigumi Co., Ltd.	128,055	2,216,632
Kandenko Co., Ltd.	133,732	1,023,430
Kaneka Corp.	67,669	2,037,695
Kansai Mirai Financial Group, Inc.	216,112	1,081,855
Kansai Paint Co., Ltd.	238,035	7,224,942
Kao Corp.	563,528	42,196,371
Kawasaki Heavy Industries Ltd. *	165,414	2,403,282
KDDI Corp.	2,060,389	58,931,769
Keihan Holdings Co., Ltd.	117,441	5,535,579
Keikyu Corp.	304,947	5,225,992
Keio Corp.	140,313	9,970,936
Keisei Electric Railway Co., Ltd.	166,612	5,600,336
Kewpie Corp.	124,945	2,604,943
Keyence Corp.	217,450	111,128,367
Kikkoman Corp.	217,662	13,547,124
Kinden Corp.	161,750	2,595,135
Kintetsu Group Holdings Co., Ltd.	217,497	9,657,263
Kirin Holdings Co., Ltd.	921,547	20,092,420
Kissei Pharmaceutical Co., Ltd.	41,596	833,715
Kobayashi Pharmaceutical Co., Ltd.	73,912	8,895,666
Kobe Bussan Co., Ltd.	55,234	1,928,092
Kobe Steel Ltd. *	379,587	1,838,326
Koei Tecmo Holdings Co., Ltd.	68,596	3,650,998
Koito Manufacturing Co., Ltd.	140,463	8,459,436
Kokuyo Co., Ltd.	110,211	1,418,395
Komatsu Ltd.	1,096,840	26,717,560
Konami Holdings Corp.	111,664	5,857,608
Konica Minolta, Inc.	557,705	1,786,367
Kose Corp.	34,545	5,280,722
Kotobuki Spirits Co., Ltd.	28,128	1,440,456
Kubota Corp.	1,378,917	27,379,982
Kuraray Co., Ltd.	416,774	4,140,761
Kurita Water Industries Ltd.	131,331	4,848,951
Kusuri no Aoki Holdings Co., Ltd.	17,805	1,485,529
Kyocera Corp.	368,088	21,049,233
Kyoritsu Maintenance Co., Ltd.	31,016	1,081,210
Kyowa Exeo Corp.	126,989	3,272,303
Kyowa Kirin Co., Ltd.	302,510	8,224,559
Kyudenko Corp.	47,683	1,364,984
Kyushu Electric Power Co., Inc.	555,314	4,691,744
Kyushu Financial Group, Inc.	464,512	2,271,888
Kyushu Railway Co.	190,920	4,024,379
LaSalle Logiport REIT	512	766,957
Lasertec Corp.	90,441	9,540,647
Lawson, Inc.	58,449	2,651,295
LINE Corp. *	27,642	1,426,171
Lintec Corp.	59,938	1,238,709
Lion Corp.	300,444	7,110,964
LIXIL Group Corp.	322,440	7,745,981
M3, Inc.	511,653	47,212,900
Mabuchi Motor Co., Ltd.	60,525	2,704,833
Maeda Corp.	151,442	1,188,008
Maeda Road Construction Co., Ltd.	40,252	647,352
Makita Corp.	291,168	15,078,468
Mani, Inc.	76,824	1,884,592
Marubeni Corp.	1,889,714	11,027,485
Marui Group Co., Ltd.	246,091	4,498,197
Maruichi Steel Tube Ltd.	77,265	1,627,178
Matsui Securities Co., Ltd.	116,870	941,461

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Matsumotokiyoshi Holdings Co., Ltd.	91,730	4,297,301
Mazda Motor Corp.	706,572	4,180,819
Mebuki Financial Group, Inc.	1,155,719	2,371,842
Medipal Holdings Corp.	174,124	3,277,923
Megmilk Snow Brand Co., Ltd.	48,058	1,030,983
MEIJI Holdings Co., Ltd.	158,520	11,219,157
MINEBEA MITSUMI, Inc.	494,783	10,315,591
MISUMI Group, Inc.	334,728	10,512,915
Mitsubishi Chemical Holdings Corp.	1,543,755	8,549,686
Mitsubishi Corp.	1,440,936	33,620,688
Mitsubishi Electric Corp.	2,368,653	34,834,135
Mitsubishi Estate Co., Ltd.	1,381,374	23,898,333
Mitsubishi Gas Chemical Co., Inc.	218,081	4,630,365
Mitsubishi Heavy Industries Ltd.	350,784	7,910,511
Mitsubishi Logistics Corp.	85,778	2,459,614
Mitsubishi Materials Corp.	154,529	2,937,200
Mitsubishi Motors Corp. *	757,787	1,366,233
Mitsubishi UFJ Financial Group, Inc.	15,179,299	65,288,090
Mitsubishi UFJ Lease & Finance Co., Ltd.	503,717	2,313,886
Mitsui & Co., Ltd.	1,992,649	34,015,011
Mitsui Chemicals, Inc.	205,822	5,789,268
Mitsui Fudosan Co., Ltd.	1,118,363	23,396,873
Mitsui Mining & Smelting Co., Ltd.	66,289	1,880,440
Mitsui OSK Lines Ltd.	138,413	3,621,104
Miura Co., Ltd.	117,569	6,189,919
Mizuho Financial Group, Inc.	3,103,557	39,510,639
Mochida Pharmaceutical Co., Ltd.	30,168	1,160,141
MonotaRO Co., Ltd.	145,381	8,881,103
Morinaga & Co., Ltd.	49,000	1,790,362
Morinaga Milk Industry Co., Ltd.	50,367	2,448,916
MS&AD Insurance Group Holdings, Inc.	573,223	16,684,074
Murata Manufacturing Co., Ltd.	687,847	60,219,183
Nabtesco Corp.	140,098	5,790,673
Nagase & Co., Ltd.	133,187	1,832,878
Nagoya Railroad Co., Ltd.	232,827	6,412,651
Nankai Electric Railway Co., Ltd.	127,389	3,203,203
NEC Corp.	315,134	17,014,667
NEC Networks & System Integration Corp.	77,384	1,363,265
NET One Systems Co., Ltd.	102,525	3,657,569
Nexon Co., Ltd.	489,888	14,822,313
NGK Insulators Ltd.	325,418	5,177,353
NGK Spark Plug Co., Ltd.	229,221	4,156,863
NH Foods Ltd.	116,269	4,967,426
NHK Spring Co., Ltd.	197,943	1,201,610
Nichirei Corp.	137,910	3,748,137
Nidec Corp.	560,008	71,454,389
Nifco, Inc.	105,031	3,701,644
Nihon Kohden Corp.	92,289	2,920,678
Nihon M&A Center, Inc.	154,429	10,811,141
Nihon Unisys Ltd.	81,388	3,012,780
Nikon Corp.	391,617	2,437,396
Nintendo Co., Ltd.	128,648	73,111,297
Nippo Corp.	66,620	1,742,246
Nippon Accommodations Fund, Inc.	146	807,883
Nippon Building Fund, Inc.	485	2,683,721
Nippon Electric Glass Co., Ltd.	95,656	2,093,378
Nippon Express Co., Ltd.	87,372	5,848,540
Nippon Kayaku Co., Ltd.	203,877	1,792,905
Nippon Paint Holdings Co., Ltd.	185,115	23,735,196
Nippon Paper Industries Co., Ltd.	119,361	1,287,760
Nippon Prologis REIT, Inc.	643	2,019,492
Nippon Sanso Holdings Corp.	169,422	2,833,584
Nippon Shinyaku Co., Ltd.	60,511	4,329,054
Nippon Shokubai Co., Ltd.	39,074	1,956,042
Nippon Steel Corp. *	985,213	12,060,651
Nippon Telegraph & Telephone Corp.	1,504,656	35,569,188
Nippon Yusen K.K.	199,449	4,353,353
Nipro Corp.	143,306	1,539,225
Security	Number of Shares	Value ($)
Nishi-Nippon Railroad Co., Ltd.	85,881	2,437,036
Nissan Chemical Corp.	163,567	9,788,138
Nissan Motor Co., Ltd. *	2,306,628	10,894,407
Nisshin Seifun Group, Inc.	307,914	5,011,077
Nisshinbo Holdings, Inc.	179,207	1,271,764
Nissin Foods Holdings Co., Ltd.	82,907	6,853,592
Nitori Holdings Co., Ltd.	90,987	19,397,181
Nitto Denko Corp.	174,437	14,453,471
Noevir Holdings Co., Ltd.	21,292	877,000
NOF Corp.	81,282	3,609,069
NOK Corp.	143,969	1,590,528
Nomura Holdings, Inc.	3,645,583	18,319,688
Nomura Real Estate Holdings, Inc.	135,847	2,944,274
Nomura Real Estate Master Fund, Inc.	1,373	1,790,726
Nomura Research Institute Ltd.	315,753	10,673,981
NS Solutions Corp.	43,170	1,277,194
NSK Ltd.	542,572	4,396,771
NTT Data Corp.	750,796	9,993,813
Obayashi Corp.	799,501	7,053,857
OBIC Business Consultants Co., Ltd.	17,028	1,208,412
Obic Co., Ltd.	79,549	17,904,723
Odakyu Electric Railway Co., Ltd.	364,965	11,077,576
Oji Holdings Corp.	1,089,712	4,953,474
OKUMA Corp.	38,662	2,232,033
Olympus Corp.	1,291,226	27,941,994
Omron Corp.	224,915	20,339,952
Ono Pharmaceutical Co., Ltd.	512,865	16,245,438
Open House Co., Ltd.	89,574	3,552,035
Oracle Corp. Japan	39,188	4,348,167
Orient Corp.	700,570	772,626
Oriental Land Co., Ltd.	225,680	38,448,384
ORIX Corp.	1,529,598	22,780,779
Orix JREIT, Inc.	824	1,232,740
Osaka Gas Co., Ltd.	479,317	9,211,712
OSG Corp.	97,535	1,765,030
Otsuka Corp.	120,422	5,843,542
Otsuka Holdings Co., Ltd.	506,237	20,594,173
PALTAC Corp.	35,979	2,063,337
Pan Pacific International Holdings Corp.	613,966	14,525,573
Panasonic Corp.	2,593,120	27,665,749
Park24 Co., Ltd. *	129,384	1,930,679
Penta-Ocean Construction Co., Ltd.	348,402	2,596,100
PeptiDream, Inc. *	106,640	5,440,660
Persol Holdings Co., Ltd.	211,237	3,873,269
Pigeon Corp.	131,889	5,894,056
Pilot Corp.	46,148	1,309,537
Pola Orbis Holdings, Inc.	90,137	1,802,308
Rakuten, Inc.	945,705	10,602,054
Recruit Holdings Co., Ltd.	1,524,156	64,313,463
Relo Group, Inc.	122,159	3,412,603
Renesas Electronics Corp. *	859,940	7,653,074
Rengo Co., Ltd.	265,399	2,023,421
Resona Holdings, Inc.	2,576,003	9,034,230
Resorttrust, Inc.	75,292	1,175,501
Ricoh Co., Ltd.	800,331	5,349,611
Rinnai Corp.	42,361	4,948,041
Rohm Co., Ltd.	100,761	8,416,479
Rohto Pharmaceutical Co., Ltd.	123,594	4,059,549
Ryohin Keikaku Co., Ltd.	273,813	5,637,751
Sankyo Co., Ltd.	58,364	1,437,341
Sankyu, Inc.	57,860	2,133,509
Sanrio Co., Ltd.	71,152	1,074,701
Santen Pharmaceutical Co., Ltd.	434,025	7,221,610
Sanwa Holdings Corp.	245,727	2,992,791
Sapporo Holdings Ltd.	78,451	1,467,077
Sawai Pharmaceutical Co., Ltd.	46,674	2,110,457
SBI Holdings, Inc.	275,727	7,483,169
SCREEN Holdings Co., Ltd.	46,011	3,071,077
SCSK Corp.	52,323	3,126,083

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Secom Co., Ltd.	231,172	23,045,149
Sega Sammy Holdings, Inc.	235,724	3,316,299
Seibu Holdings, Inc.	273,195	2,711,645
Seiko Epson Corp.	329,862	4,925,391
Seino Holdings Co., Ltd.	163,938	2,298,512
Sekisui Chemical Co., Ltd.	412,647	7,135,004
Sekisui House Ltd.	686,421	12,362,490
Sekisui House Reit, Inc.	1,382	988,705
Seven & i Holdings Co., Ltd.	924,001	29,357,136
Seven Bank Ltd.	803,847	1,765,341
SG Holdings Co., Ltd.	509,308	15,238,945
Sharp Corp.	198,630	2,666,814
Shikoku Electric Power Co., Inc.	187,448	1,276,318
Shimadzu Corp.	323,326	11,643,147
Shimamura Co., Ltd.	27,274	2,824,831
Shimano, Inc.	93,446	22,170,741
Shimizu Corp.	658,264	5,006,026
Shin-Etsu Chemical Co., Ltd.	479,247	78,752,312
Shinsei Bank Ltd.	213,474	2,542,649
Shionogi & Co., Ltd.	330,316	17,717,165
Ship Healthcare Holdings, Inc.	47,572	2,372,327
Shiseido Co., Ltd.	472,123	33,323,666
SHO-BOND Holdings Co., Ltd.	53,076	2,646,801
Shochiku Co., Ltd.	11,663	1,455,149
Showa Denko K.K.	176,050	3,270,284
Skylark Holdings Co., Ltd. (a)	230,163	3,489,693
SMC Corp.	68,766	43,735,901
SMS Co., Ltd.	63,064	2,289,113
Softbank Corp.	3,322,492	40,927,748
SoftBank Group Corp.	1,782,775	124,328,361
Sohgo Security Services Co., Ltd.	84,330	4,520,784
Sojitz Corp.	1,491,793	3,276,151
Sompo Holdings, Inc.	405,973	15,612,100
Sony Corp.	1,477,167	137,467,548
Sotetsu Holdings, Inc.	107,538	2,628,764
Square Enix Holdings Co., Ltd.	95,500	5,870,583
Stanley Electric Co., Ltd.	169,828	4,999,971
Subaru Corp.	734,199	14,595,968
Sugi Holdings Co., Ltd.	41,055	2,728,469
SUMCO Corp.	284,150	5,760,663
Sumitomo Bakelite Co., Ltd.	38,886	1,200,795
Sumitomo Chemical Co., Ltd.	1,817,017	6,447,339
Sumitomo Corp.	1,362,634	16,811,591
Sumitomo Dainippon Pharma Co., Ltd.	207,885	2,637,563
Sumitomo Electric Industries Ltd.	915,084	10,478,162
Sumitomo Forestry Co., Ltd.	166,259	3,031,008
Sumitomo Heavy Industries Ltd.	134,600	2,908,212
Sumitomo Metal Mining Co., Ltd.	287,111	10,702,474
Sumitomo Mitsui Financial Group, Inc.	1,584,423	46,070,204
Sumitomo Mitsui Trust Holdings, Inc.	441,141	12,907,420
Sumitomo Osaka Cement Co., Ltd.	41,010	1,215,257
Sumitomo Realty & Development Co., Ltd.	471,735	15,404,053
Sumitomo Rubber Industries Ltd.	231,406	2,048,312
Sundrug Co., Ltd.	78,924	3,315,149
Suntory Beverage & Food Ltd.	149,944	5,485,844
Sushiro Global Holdings Ltd.	122,244	3,892,113
Suzuken Co., Ltd.	92,048	3,522,144
Suzuki Motor Corp.	543,285	29,197,498
Sysmex Corp.	229,080	24,011,934
T&D Holdings, Inc.	646,239	7,554,690
Taiheiyo Cement Corp.	146,517	3,942,716
Taisei Corp.	238,108	8,425,975
Taisho Pharmaceutical Holdings Co., Ltd.	51,466	3,277,240
Taiyo Yuden Co., Ltd.	150,237	6,822,078
Takara Bio, Inc.	53,717	1,531,533
Takara Holdings, Inc.	212,601	2,444,580
Takashimaya Co., Ltd.	163,855	1,261,813
Takeda Pharmaceutical Co., Ltd.	1,842,318	66,166,204
Security	Number of Shares	Value ($)
TDK Corp.	144,942	20,460,765
TechnoPro Holdings, Inc.	43,424	3,664,648
Teijin Ltd.	233,135	3,988,615
Terumo Corp.	790,498	31,437,978
The 77 Bank Ltd.	78,672	1,106,048
The Bank of Kyoto Ltd.	84,863	4,240,098
The Chiba Bank Ltd.	716,292	4,066,601
The Chugoku Bank Ltd.	219,438	1,938,167
The Chugoku Electric Power Co., Inc.	360,230	4,584,274
The Gunma Bank Ltd.	550,867	1,716,919
The Hachijuni Bank Ltd.	536,504	1,908,827
The Iyo Bank Ltd.	332,120	2,204,047
The Kansai Electric Power Co., Inc.	876,328	8,028,349
The Shiga Bank Ltd.	58,870	1,339,712
The Shizuoka Bank Ltd.	595,679	4,238,732
The Yokohama Rubber Co., Ltd.	124,067	1,812,074
THK Co., Ltd.	132,827	4,108,052
TIS, Inc.	285,542	5,690,302
Tobu Railway Co., Ltd.	245,748	7,376,564
Toda Corp.	296,539	1,743,260
Toho Co., Ltd.	136,272	5,776,286
Toho Gas Co., Ltd.	108,378	7,098,746
Tohoku Electric Power Co., Inc.	561,606	4,712,589
Tokai Carbon Co., Ltd.	227,081	2,495,659
Tokai Rika Co., Ltd.	73,519	1,125,963
Tokio Marine Holdings, Inc.	786,056	39,123,765
Tokuyama Corp.	83,663	1,778,766
Tokyo Century Corp.	73,252	4,854,196
Tokyo Electric Power Co. Holdings, Inc. *	1,890,626	4,931,674
Tokyo Electron Ltd.	178,321	60,657,357
Tokyo Gas Co., Ltd.	513,664	11,549,127
Tokyo Ohka Kogyo Co., Ltd.	44,774	2,825,346
Tokyo Tatemono Co., Ltd.	232,606	3,196,590
Tokyu Corp.	599,591	7,285,368
Tokyu Fudosan Holdings Corp.	722,996	3,508,377
Toppan Printing Co., Ltd.	338,941	4,631,896
Toray Industries, Inc.	1,835,230	9,963,306
Toshiba Corp.	530,787	14,873,744
Toshiba TEC Corp.	28,984	1,042,340
Tosoh Corp.	359,156	5,669,343
TOTO Ltd.	176,644	10,011,662
Toyo Seikan Group Holdings Ltd.	187,295	1,808,737
Toyo Suisan Kaisha Ltd.	105,612	5,195,776
Toyo Tire Corp.	118,766	1,875,882
Toyobo Co., Ltd.	102,597	1,284,000
Toyoda Gosei Co., Ltd.	91,044	2,472,660
Toyota Boshoku Corp.	74,947	984,679
Toyota Industries Corp.	200,351	14,487,140
Toyota Motor Corp.	2,980,857	200,076,894
Toyota Tsusho Corp.	264,469	9,155,916
Trend Micro, Inc.	143,369	7,795,754
TS Tech Co., Ltd.	64,037	1,873,055
Tsumura & Co.	84,640	2,471,626
Tsuruha Holdings, Inc.	42,562	6,236,848
Ube Industries Ltd.	123,912	2,109,267
Ulvac, Inc.	59,358	2,402,213
Unicharm Corp.	473,493	22,990,123
United Urban Investment Corp.	945	1,069,384
Ushio, Inc.	140,802	1,775,638
USS Co., Ltd.	268,059	5,614,393
Wacoal Holdings Corp.	62,333	1,196,148
Welcia Holdings Co., Ltd.	118,992	4,787,067
West Japan Railway Co.	216,912	9,910,034
Yakult Honsha Co., Ltd.	158,665	7,569,968
Yamada Holdings Co., Ltd.	876,924	4,171,223
Yamaguchi Financial Group, Inc.	278,221	1,739,632
Yamaha Corp.	188,256	10,760,065
Yamaha Motor Co., Ltd.	326,155	6,286,948
Yamato Holdings Co., Ltd.	416,399	10,530,272

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Yamato Kogyo Co., Ltd.	37,486	951,215
Yamazaki Baking Co., Ltd.	142,947	2,374,339
Yaoko Co., Ltd.	26,623	1,822,951
Yaskawa Electric Corp.	308,838	14,897,676
Yokogawa Electric Corp.	300,119	5,307,307
Z Holdings Corp.	3,127,283	19,703,907
Zenkoku Hosho Co., Ltd.	64,002	2,930,804
Zensho Holdings Co., Ltd.	116,452	2,914,790
Zeon Corp.	174,646	2,165,594
ZOZO, Inc.	113,373	2,831,199
		5,076,956,746

Netherlands 3.3%
Aalberts N.V.	113,298	4,919,630
ABN AMRO Bank N.V. *	504,893	5,224,191
Adyen N.V. *	32,260	61,820,209
Aegon N.V.	2,172,283	8,148,845
Akzo Nobel N.V.	232,575	24,777,034
Altice Europe N.V. *	710,091	3,752,695
ArcelorMittal S.A. *	843,452	15,487,180
ASM International N.V.	57,971	10,273,444
ASML Holding N.V.	483,080	210,254,369
ASR Nederland N.V.	171,331	6,410,712
Galapagos N.V. *	57,746	7,125,162
GrandVision N.V.	57,810	1,794,502
Heineken Holding N.V.	128,672	11,920,901
Heineken N.V.	288,880	30,588,802
IMCD N.V.	71,020	8,911,683
ING Groep N.V. *	4,735,192	46,305,113
JDE Peet's BV *	75,000	2,902,279
Just Eat Takeaway.com N.V. *	47,130	5,019,797
Koninklijke Ahold Delhaize N.V.	1,285,843	36,899,611
Koninklijke DSM N.V.	208,358	34,220,339
Koninklijke KPN N.V.	3,991,852	11,932,853
Koninklijke Philips N.V. *	1,096,221	56,857,922
Koninklijke Vopak N.V.	77,751	4,095,041
NN Group N.V.	378,907	15,433,106
Prosus N.V. *	524,117	56,951,998
Randstad N.V. *	136,895	8,515,194
Signify N.V. *	150,902	6,408,066
Unibail-Rodamco-Westfield	165,065	11,748,314
Wolters Kluwer N.V.	322,835	27,148,106
		735,847,098

New Zealand 0.3%
a2 Milk Co., Ltd. *	868,227	9,000,301
Auckland International Airport Ltd. *	1,444,443	7,897,902
Contact Energy Ltd.	882,001	4,834,988
Fisher & Paykel Healthcare Corp., Ltd.	688,375	17,377,734
Fletcher Building Ltd. *	974,048	3,833,541
Kiwi Property Group Ltd.	1,777,172	1,486,306
Mercury NZ Ltd.	837,825	3,532,940
Meridian Energy Ltd.	1,513,481	6,839,426
Ryman Healthcare Ltd.	506,830	5,246,828
SKYCITY Entertainment Group Ltd.	976,981	2,094,198
Spark New Zealand Ltd.	2,257,227	7,233,888
		69,378,052

Norway 0.6%
Adevinta A.S.A., Class B *	266,886	4,423,691
Aker A.S.A., A Shares	30,097	1,707,624
Aker BP A.S.A.	135,938	3,092,779
DNB A.S.A. *	1,262,151	22,965,431
Equinor A.S.A.	1,170,748	18,532,944
Gjensidige Forsikring A.S.A.	199,288	4,358,567
Leroy Seafood Group A.S.A.	296,414	1,860,829
Security	Number of Shares	Value ($)
Mowi A.S.A.	511,036	10,389,092
Norsk Hydro A.S.A.	1,614,422	6,562,246
Orkla A.S.A.	932,225	8,967,953
Salmar A.S.A. *	60,917	3,353,097
Schibsted A.S.A., B Shares *	111,707	4,086,565
Schibsted A.S.A., Class A *	102,008	4,191,305
Telenor A.S.A.	749,743	12,820,786
Tomra Systems A.S.A.	141,278	6,107,913
Yara International A.S.A.	203,589	8,270,818
		121,691,640

Poland 0.2%
Allegro.eu S.A. *	246,136	5,061,286
Bank Polska Kasa Opieki S.A. *	191,860	2,904,519
CD Projekt S.A. *	74,584	7,750,925
Cyfrowy Polsat S.A.	319,688	2,277,393
Dino Polska S.A. *	55,889	3,760,727
Grupa Lotos S.A.	118,639	1,097,442
KGHM Polska Miedz S.A. *	168,955	6,716,728
LPP S.A. *	1,010	1,851,307
PGE Polska Grupa Energetyczna S.A. *	1,121,210	1,724,294
Polski Koncern Naftowy Orlen S.A.	376,443	5,558,259
Polskie Gornictwo Naftowe i Gazownictwo S.A.	2,076,123	2,649,439
Powszechna Kasa Oszczednosci Bank Polski S.A. *	999,682	7,041,517
Powszechny Zaklad Ubezpieczen S.A. *	676,958	4,537,136
Santander Bank Polska S.A. *	34,510	1,602,119
		54,533,091

Portugal 0.2%
Banco Espirito Santo S.A. *(b)	505,213	—
EDP - Energias de Portugal S.A.	3,373,942	18,032,435
EDP Renovaveis S.A.	172,788	3,670,795
Galp Energia, SGPS, S.A.	630,845	6,824,751
Jeronimo Martins, SGPS, S.A.	297,488	5,110,077
		33,638,058

Republic of Korea 4.7%
Alteogen, Inc. *	24,032	3,490,075
Amorepacific Corp.	42,521	6,878,369
AMOREPACIFIC Group	35,484	1,686,737
BGF retail Co., Ltd.	7,099	805,137
BNK Financial Group, Inc.	348,317	1,772,197
Celltrion Healthcare Co., Ltd. *	89,103	9,831,889
Celltrion Pharm, Inc. *	21,984	3,760,852
Celltrion, Inc. *	124,586	38,280,457
Cheil Worldwide, Inc.	99,200	1,860,196
CJ CheilJedang Corp.	10,667	3,484,814
CJ Corp.	15,110	1,080,115
CJ ENM Co., Ltd.	13,786	1,659,478
CJ Logistics Corp. *	9,772	1,465,955
Coway Co., Ltd. *	70,575	4,426,284
Daelim Industrial Co., Ltd.	32,057	2,317,618
Daewoo Shipbuilding & Marine Engineering Co., Ltd. *	58,894	1,439,684
DB Insurance Co., Ltd.	53,609	2,131,667
DGB Financial Group, Inc.	212,749	1,403,522
Dongsuh Cos., Inc.	53,099	1,631,527
Doosan Heavy Industries & Construction Co., Ltd. *	162,763	2,463,766
Doosan Infracore Co., Ltd. *	181,821	1,342,441
E-MART, Inc.	26,325	3,663,684
Fila Holdings Corp.	62,115	2,318,331
GS Engineering & Construction Corp.	80,831	2,315,614
GS Holdings Corp.	72,422	2,293,969

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
GS Retail Co., Ltd.	36,653	1,117,924
H.U. Group Holdings, Inc.	5,362	1,084,950
Hana Financial Group, Inc.	340,981	10,430,805
Hanjin Kal Corp.	36,276	2,458,723
Hankook Tire & Technology Co., Ltd.	95,054	2,808,970
Hanmi Pharm Co., Ltd.	9,714	3,147,141
Hanmi Science Co., Ltd.	15,000	952,962
Hanon Systems	203,096	2,762,274
Hanssem Co., Ltd.	12,775	1,124,472
Hanwha Aerospace Co., Ltd. *	46,950	1,120,130
Hanwha Corp.	73,318	1,709,461
Hanwha Solutions Corp.	98,798	4,263,345
HDC Hyundai Development Co-Engineering & Construction	55,942	1,013,634
Helixmith Co., Ltd. *	39,941	981,786
Hite Jinro Co., Ltd.	37,827	1,092,199
HLB, Inc. *	54,276	4,468,432
Hotel Shilla Co., Ltd.	37,023	2,676,644
Hyundai Department Store Co., Ltd.	17,971	1,151,456
Hyundai Engineering & Construction Co., Ltd.	82,839	2,515,377
Hyundai Glovis Co., Ltd.	22,545	3,626,596
Hyundai Heavy Industries Holdings Co., Ltd.	11,763	2,971,179
Hyundai Marine & Fire Insurance Co., Ltd.	81,377	1,639,968
Hyundai Mobis Co., Ltd.	76,458	16,859,385
Hyundai Motor Co.	165,188	27,094,684
Hyundai Steel Co.	92,109	2,647,026
Industrial Bank of Korea	362,168	3,043,841
Kakao Corp.	65,341	21,730,141
Kangwon Land, Inc.	132,965	2,697,632
KB Financial Group, Inc.	466,412	19,115,073
Kia Motors Corp.	306,681	16,019,305
Korea Aerospace Industries Ltd.	82,345	1,730,171
Korea Electric Power Corp. *	317,414	6,152,935
Korea Investment Holdings Co., Ltd.	45,186	3,025,876
Korea Shipbuilding & Offshore Engineering Co., Ltd. *	55,752	5,189,513
Korea Zinc Co., Ltd.	12,502	4,282,010
Korean Air Lines Co., Ltd. *	110,211	2,539,768
KT&G Corp.	134,862	10,054,778
Kumho Petrochemical Co., Ltd.	20,273	2,546,606
LG Chem Ltd.	54,665	39,521,034
LG Corp.	105,169	6,709,983
LG Display Co., Ltd. *	273,396	3,767,827
LG Electronics, Inc.	136,163	10,520,931
LG Household & Health Care Ltd.	10,333	14,137,781
LG Innotek Co., Ltd.	19,353	2,710,872
LG Uplus Corp.	231,004	2,494,689
Lotte Chemical Corp.	17,860	4,551,552
Lotte Corp.	34,668	1,109,075
LOTTE Fine Chemical Co., Ltd.	26,262	1,305,327
Lotte Shopping Co., Ltd.	16,271	1,492,483
LS Corp.	25,693	1,467,442
Mando Corp.	45,387	1,989,309
Mirae Asset Daewoo Co., Ltd.	555,793	4,761,572
NAVER Corp.	160,696	40,299,254
NCSoft Corp.	20,334	14,884,587
Netmarble Corp. *	20,552	2,321,630
NH Investment & Securities Co., Ltd.	169,764	1,649,237
NHN Corp. *	13,964	921,216
NongShim Co., Ltd.	3,961	1,027,344
OCI Co., Ltd. *	20,132	1,260,808
Orion Corp.	28,555	3,057,944
POSCO	81,234	17,178,398
POSCO Chemical Co., Ltd.	24,528	2,028,207
S-1 Corp.	23,653	1,684,385
Security	Number of Shares	Value ($)
S-Oil Corp.	49,592	3,119,247
Samsung Biologics Co., Ltd. *	16,538	11,747,203
Samsung C&T Corp.	102,051	11,113,050
Samsung Card Co., Ltd.	54,481	1,629,679
Samsung Electro-Mechanics Co., Ltd.	65,397	9,219,585
Samsung Electronics Co., Ltd.	5,686,407	342,762,050
Samsung Engineering Co., Ltd. *	197,491	2,436,177
Samsung Fire & Marine Insurance Co., Ltd.	41,214	7,002,153
Samsung Heavy Industries Co., Ltd. *	585,811	3,615,823
Samsung Life Insurance Co., Ltd.	77,131	4,969,898
Samsung SDI Co., Ltd.	63,475	30,574,466
Samsung SDS Co., Ltd.	36,908	5,770,263
Samsung Securities Co., Ltd.	76,218	2,717,275
Shinhan Financial Group Co., Ltd.	547,983	15,946,006
Shinsegae, Inc.	9,042	1,883,495
SillaJen, Inc. *(b)	68,458	374,290
SK Holdings Co., Ltd.	36,626	7,000,496
SK Hynix, Inc.	628,714	55,397,058
SK Innovation Co., Ltd.	67,144	10,497,413
SK Networks Co., Ltd.	232,121	1,010,043
SK Telecom Co., Ltd.	28,350	6,084,791
SKC Co., Ltd.	21,411	1,735,635
Woori Financial Group, Inc.	659,411	5,857,856
Yuhan Corp.	56,344	3,279,159
		1,032,247,548

Singapore 1.0%
Ascendas Real Estate Investment Trust	3,895,761	8,636,568
Ascott Residence Trust	2,367,332	1,837,744
CapitaLand Integrated Commercial Trust	5,371,767	7,778,777
CapitaLand Ltd.	3,163,297	7,390,550
City Developments Ltd.	592,168	3,447,720
ComfortDelGro Corp., Ltd.	2,539,755	3,128,011
DBS Group Holdings Ltd.	2,152,428	40,487,561
Frasers Logistics & Commercial Trust	3,236,156	3,333,504
Genting Singapore Ltd.	7,350,886	4,554,180
Golden Agri-Resources Ltd.	7,454,365	868,016
Jardine Cycle & Carriage Ltd.	116,080	1,681,804
Keppel Corp., Ltd.	1,722,544	6,518,846
Keppel DC REIT	1,531,080	3,211,417
Keppel REIT	2,299,582	1,802,315
Mapletree Commercial Trust	2,635,853	4,013,690
Mapletree Industrial Trust	2,055,914	4,511,747
Mapletree Logistics Trust	3,179,211	4,674,961
Mapletree North Asia Commercial Trust	2,884,152	1,937,551
NetLink NBN Trust	3,490,436	2,514,198
Olam International Ltd.	1,104,240	1,252,851
Oversea-Chinese Banking Corp., Ltd.	4,229,319	31,821,703
SATS Ltd. *	821,528	2,538,722
Sembcorp Industries Ltd.	1,152,055	1,573,681
Sembcorp Marine Ltd. *	11,612,763	1,404,245
Singapore Airlines Ltd. *	1,545,285	5,005,999
Singapore Exchange Ltd.	1,003,396	6,658,349
Singapore Post Ltd.	1,766,716	942,899
Singapore Press Holdings Ltd.	2,057,036	1,827,180
Singapore Technologies Engineering Ltd.	1,816,486	5,233,736
Singapore Telecommunications Ltd.	9,030,602	16,110,427
Suntec Real Estate Investment Trust	2,474,876	2,789,477
United Overseas Bank Ltd.	1,552,593	26,087,086
UOL Group Ltd.	591,894	3,256,146
Venture Corp., Ltd.	316,299	4,445,704
Wilmar International Ltd.	2,519,600	7,917,829
		231,195,194

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Spain 2.1%
Acciona S.A.	24,973	3,187,416
ACS, Actividades de Construccion y Servicios S.A.	282,953	8,966,023
Aena SME S.A. *	85,331	13,943,157
Amadeus IT Group S.A.	514,559	35,367,502
Banco Bilbao Vizcaya Argentaria S.A.	8,024,417	37,723,296
Banco Santander S.A. *	19,869,216	57,458,040
Bankia S.A.	1,483,070	2,556,402
Bankinter S.A.	801,665	3,978,689
CaixaBank S.A.	4,279,243	10,990,124
Cellnex Telecom S.A.	408,655	25,849,483
Enagas S.A.	314,111	7,672,599
Endesa S.A.	389,455	11,166,804
Ferrovial S.A.	580,587	16,195,690
Ferrovial S.A., Interim Shares *(b)	5,746	160,287
Grifols S.A.	394,517	11,208,124
Iberdrola S.A.	7,191,073	98,449,403
Industria de Diseno Textil S.A.	1,270,379	42,321,602
Inmobiliaria Colonial Socimi S.A.	400,351	3,831,197
Mapfre S.A.	1,364,830	2,623,602
Merlin Properties Socimi S.A.	386,103	3,558,602
Naturgy Energy Group S.A.	366,801	8,483,563
Red Electrica Corp. S.A.	519,857	10,655,445
Repsol S.A.	1,708,271	16,465,982
Siemens Gamesa Renewable Energy S.A.	275,171	9,851,741
Telefonica S.A.	5,658,737	24,754,153
Zardoya Otis S.A.	200,921	1,418,015
		468,836,941

Sweden 2.9%
Alfa Laval AB *	371,059	9,387,416
Assa Abloy AB, B Shares	1,100,321	26,266,910
Atlas Copco AB, A Shares	761,056	38,472,283
Atlas Copco AB, B Shares	456,810	20,233,802
Boliden AB	325,339	11,244,501
Castellum AB	330,255	8,192,881
Electrolux AB, Series B	280,597	6,747,653
Elekta AB, B Shares	424,814	5,771,180
Epiroc AB, A Shares	759,648	12,661,170
Epiroc AB, B Shares	451,731	7,201,490
EQT AB	240,836	5,376,011
Essity AB, B Shares	727,266	23,128,586
Evolution Gaming Group AB	189,127	16,218,944
Fastighets AB Balder, B Shares *	117,008	5,868,362
Hennes & Mauritz AB, B Shares *	1,060,920	22,534,352
Hexagon AB, B Shares	308,392	25,674,836
Holmen AB, B Shares	110,791	4,802,380
Husqvarna AB, B Shares	498,078	5,319,978
ICA Gruppen AB	90,433	4,385,335
Industrivarden AB, A Shares *	256,204	7,941,058
Industrivarden AB, C Shares *	189,171	5,788,138
Investment AB Latour, B Shares	171,661	4,533,589
Investor AB, A Shares	158,843	10,961,416
Investor AB, B Shares	554,008	38,464,183
Kinnevik AB, B Shares *	289,831	14,473,329
L E Lundbergfortagen AB, B Shares *	90,954	4,672,300
Lifco AB, B Shares	54,675	4,482,842
Lundin Energy AB	229,731	5,516,392
Nibe Industrier AB, B Shares *	353,576	9,991,399
Saab AB, B Shares *	108,703	2,858,146
Sandvik AB *	1,296,175	29,161,000
Securitas AB, B Shares	385,506	6,357,653
Sinch AB *	47,136	6,196,773
Skandinaviska Enskilda Banken AB, A Shares *	1,743,418	18,486,889
Skanska AB, B Shares	435,654	10,384,664
Security	Number of Shares	Value ($)
SKF AB, B Shares	468,372	11,569,948
Svenska Cellulosa AB SCA, B Shares *	739,769	11,996,722
Svenska Handelsbanken AB, A Shares *	1,828,541	18,628,138
Sweco AB, B Shares	235,239	4,107,861
Swedbank AB, A Shares *	1,199,371	21,774,481
Swedish Match AB	185,548	14,991,849
Swedish Orphan Biovitrum AB *	210,972	3,935,792
Tele2 AB, B Shares	655,688	8,459,006
Telefonaktiebolaget LM Ericsson, B Shares	3,663,591	44,928,509
Telia Co. AB	3,085,085	13,120,113
Trelleborg AB, B Shares *	302,061	6,248,076
Volvo AB, A Shares *	241,476	5,552,698
Volvo AB, B Shares *	1,848,460	42,115,852
		647,186,886

Switzerland 8.0%
ABB Ltd.	2,162,245	57,250,649
Adecco Group AG	187,695	11,411,392
Alcon, Inc. *	554,503	35,513,182
Baloise Holding AG	55,804	9,659,214
Banque Cantonale Vaudoise	35,695	3,690,547
Barry Callebaut AG	3,713	8,001,837
Chocoladefabriken Lindt & Sprungli AG	126	11,245,775
Chocoladefabriken Lindt & Sprungli AG, Participation Certificate	1,147	9,825,456
Cie Financiere Richemont S.A.	618,265	51,548,263
Clariant AG	238,570	4,806,712
Credit Suisse Group AG	2,818,591	35,742,212
DKSH Holding AG	41,695	2,862,415
EMS-Chemie Holding AG	8,377	7,684,854
Flughafen Zuerich AG *	24,686	4,193,866
Geberit AG	44,193	26,702,277
Georg Fischer AG	4,930	5,761,560
Givaudan S.A.	11,209	45,861,191
Helvetia Holding AG	43,538	4,292,242
Julius Baer Group Ltd.	257,493	14,915,424
Kuehne & Nagel International AG	61,238	13,914,345
LafargeHolcim Ltd. *	614,391	32,344,941
Logitech International S.A.	176,312	15,654,433
Lonza Group AG	89,417	56,259,719
Nestle S.A.	3,369,296	376,566,187
Novartis AG	2,601,187	236,385,347
OC Oerlikon Corp. AG	232,168	2,192,684
Partners Group Holding AG	19,895	21,426,737
PSP Swiss Property AG	52,430	6,411,136
Roche Holding AG	840,995	277,807,969
Roche Holding AG, Bearer Shares	33,673	11,218,134
Schindler Holding AG	23,086	6,135,526
Schindler Holding AG, Participation Certificate	48,348	13,244,564
SGS S.A.	7,091	20,279,022
SIG Combibloc Group AG *	339,637	7,840,951
Sika AG	167,136	42,813,253
Sonova Holding AG *	64,038	15,922,847
Straumann Holding AG	12,116	13,945,512
Sulzer AG	20,775	2,072,222
Swiss Life Holding AG	38,360	17,194,839
Swiss Prime Site AG	89,813	8,115,214
Swiss Re AG	338,889	31,077,615
Swisscom AG	30,642	16,246,725
Temenos AG	73,783	9,356,333
The Swatch Group AG	48,731	2,345,849
The Swatch Group AG, Bearer Shares	36,023	8,921,194
UBS Group AG	4,038,965	57,508,294
VAT Group AG	30,954	6,523,830

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Vifor Pharma AG	61,513	9,057,421
Zurich Insurance Group AG	179,865	73,293,050
		1,763,044,961

United Kingdom 12.4%
3i Group plc	1,154,381	16,498,070
Admiral Group plc	248,288	9,470,290
Anglo American plc	1,484,018	43,854,686
Antofagasta plc	404,320	6,766,232
Ashmore Group plc	565,468	3,184,285
Ashtead Group plc	535,436	22,738,853
Associated British Foods plc	424,057	11,945,491
AstraZeneca plc	1,588,610	165,534,114
Auto Trader Group plc	1,128,306	8,444,565
Avast plc	646,558	4,384,989
AVEVA Group plc	74,269	3,363,262
Aviva plc	4,787,558	20,529,903
B&M European Value Retail S.A.	1,032,249	6,585,956
BAE Systems plc	3,867,912	26,025,820
Barclays plc *	20,814,918	37,392,800
Barratt Developments plc *	1,211,905	10,031,308
Bellway plc	153,418	5,798,471
Berkeley Group Holdings plc	142,785	8,814,501
BHP Group plc	2,523,839	57,233,470
BP plc	24,036,672	79,471,238
British American Tobacco plc	2,763,009	97,364,643
BT Group plc	10,469,498	16,325,482
Bunzl plc	408,841	12,875,962
Burberry Group plc	488,892	11,285,095
Centrica plc *	7,137,830	4,204,351
Coca-Cola HBC AG *	238,431	6,882,017
Compass Group plc	2,152,158	38,041,659
ConvaTec Group plc	1,910,853	5,275,640
CRH plc	955,428	37,462,713
Croda International plc	166,450	13,235,361
DCC plc	119,261	9,046,842
Derwent London plc	123,208	5,003,748
Diageo plc	2,776,830	106,767,504
Direct Line Insurance Group plc	1,624,878	6,416,766
DS Smith plc *	1,573,596	6,974,750
easyJet plc	262,703	2,824,711
Evraz plc	674,948	3,480,906
Experian plc	1,095,013	38,681,778
Ferguson plc	270,993	30,477,107
Flutter Entertainment plc *	146,690	26,839,651
Fresnillo plc	215,585	3,029,270
GlaxoSmithKline plc	5,968,962	109,173,363
Glencore plc *	13,011,237	36,799,707
GVC Holdings plc *	702,682	9,714,182
Halma plc	458,871	13,575,558
Hargreaves Lansdown plc	435,803	8,320,004
Hikma Pharmaceuticals plc	211,908	7,378,231
Hiscox Ltd. *	402,653	5,821,792
HomeServe plc	330,885	4,616,264
Howden Joinery Group plc *	692,499	5,831,874
HSBC Holdings plc *	24,658,859	127,814,978
IMI plc	334,144	4,987,384
Imperial Brands plc	1,145,288	20,809,907
Informa plc *	1,799,165	12,735,266
InterContinental Hotels Group plc *	222,740	13,806,837
Intermediate Capital Group plc	337,481	7,371,060
International Consolidated Airlines Group S.A. *	1,350,274	2,779,736
Intertek Group plc	192,098	14,161,738
ITV plc *	4,499,298	5,651,183
J Sainsbury plc	1,899,810	5,354,214
JD Sports Fashion plc *	525,535	5,445,937
Johnson Matthey plc	230,518	6,844,424
Security	Number of Shares	Value ($)
Just Eat Takeaway.com N.V. *	96,265	10,230,074
KAZ Minerals plc	273,816	2,342,495
Kingfisher plc *	2,582,457	9,432,928
Land Securities Group plc	855,125	7,507,385
Legal & General Group plc	7,230,027	24,391,722
Lloyds Banking Group plc *	84,767,700	40,310,819
London Stock Exchange Group plc	381,442	41,279,309
M&G plc	3,176,622	7,951,776
Meggitt plc *	907,150	4,740,206
Melrose Industries plc *	5,768,293	11,820,967
Mondi plc	589,512	13,048,917
National Grid plc	4,232,261	47,936,951
Natwest Group plc *	5,531,304	11,416,535
Next plc	154,493	13,513,878
NMC Health plc *(b)	136,583	43,799
Ocado Group plc *	588,857	17,350,400
Pearson plc	916,275	7,914,572
Pennon Group plc	493,940	6,236,929
Persimmon plc	382,279	13,555,197
Phoenix Group Holdings plc	652,094	6,240,301
Polymetal International plc	405,849	8,463,360
Prudential plc	3,153,916	49,243,358
Quilter plc	2,131,933	3,971,922
Reckitt Benckiser Group plc	760,912	66,883,896
RELX plc	2,259,702	52,718,818
Renishaw plc *	42,886	3,206,276
Rentokil Initial plc *	2,236,741	14,850,171
Rightmove plc *	1,038,051	8,661,558
Rio Tinto plc	1,309,927	84,537,821
Rolls-Royce Holdings plc *	9,279,996	13,095,440
Royal Dutch Shell plc, A Shares	4,988,431	84,659,395
Royal Dutch Shell plc, B Shares	4,470,746	73,665,281
RSA Insurance Group plc	1,257,325	11,313,703
Schroders plc	141,272	6,071,198
Segro plc	1,447,228	17,620,941
Severn Trent plc	296,648	9,461,389
Smith & Nephew plc	1,055,413	20,445,002
Smiths Group plc	475,541	9,262,763
Smurfit Kappa Group plc	293,333	12,453,326
Spirax-Sarco Engineering plc	88,811	13,202,443
SSE plc	1,244,175	22,274,479
St. James's Place plc	626,623	8,533,041
Standard Chartered plc *	3,097,514	18,699,980
Standard Life Aberdeen plc	2,706,706	9,789,204
Tate & Lyle plc	573,740	4,885,364
Taylor Wimpey plc *	4,409,241	9,062,350
Tesco plc	11,602,608	35,162,422
The British Land Co. plc	1,136,830	7,159,105
The Sage Group plc	1,319,293	10,655,993
The Weir Group plc *	308,070	6,889,085
Travis Perkins plc *	314,705	5,386,281
TUI AG (a)	504,363	3,372,134
Unilever plc	3,066,811	186,742,042
United Utilities Group plc	851,166	10,231,683
Vodafone Group plc	32,441,372	53,566,836
Whitbread plc *	242,327	9,805,846
Wm Morrison Supermarkets plc	2,700,614	6,484,407
WPP plc	1,458,652	14,130,134
		2,743,441,506
Total Common Stock
(Cost $18,889,526,081)		21,867,842,224

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Preferred Stock 0.8% of net assets

Germany 0.5%
Bayerische Motoren Werke AG	68,830	4,561,326
FUCHS PETROLUB SE	86,027	4,931,229
Henkel AG & Co. KGaA	216,613	23,382,299
Porsche Automobil Holding SE	186,783	11,908,804
Sartorius AG	41,489	18,958,323
Volkswagen AG	221,086	37,379,193
		101,121,174

Italy 0.0%
Telecom Italia S.p.A. - RSP	7,613,792	3,875,289

Republic of Korea 0.3%
Hyundai Motor Co., Ltd.	30,266	2,297,541
Hyundai Motor Co., Ltd. 2nd	46,367	3,628,740
LG Chem Ltd.	10,604	3,416,317
LG Household & Health Care Ltd.	2,540	1,595,319
Samsung Electronics Co., Ltd.	1,006,380	55,568,947
		66,506,864
Total Preferred Stock
(Cost $128,699,467)		171,503,327

Rights 0.0% of net assets

Germany 0.0%
KION Group AG expires 12/03/20 *	83,111	29,626

Republic of Korea 0.0%
Doosan Heavy Industries & Construction Co., Ltd. expires 12/04/20 *(b)	62,498	401,573
Helixmith Co., Ltd. expires 12/21/20 *(b)	7,591	89,526
		491,099

Singapore 0.0%
Ascendas Real Estate Investment Trust expires 12/01/20 *(b)	132,439	989

Security	Number of Shares	Value ($)
Spain 0.0%
Banco Santander S.A. expires 12/03/20 *	19,738,896	2,472,140

United Kingdom 0.0%
AVEVA Group plc expires 12/09/20 *	57,765	863,731
Total Rights
(Cost $4,860,679)		3,857,585

Other Investment Companies 0.2% of net assets

United States 0.2%
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.02% (c)	13,650,822	13,650,822
Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 0.02% (c)	29,111,897	29,111,897
Total Other Investment Companies
(Cost $42,762,719)		42,762,719

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 12/18/20	1,007	102,361,550	7,114,323
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $27,398,144.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$16,914,548,099	$—	$—	$16,914,548,099
Hong Kong	675,130,072	—	—*	675,130,072
Portugal	33,638,058	—	—*	33,638,058
Republic of Korea	1,031,873,258	—	374,290	1,032,247,548
Spain	468,676,654	—	160,287	468,836,941
United Kingdom	2,743,397,707	—	43,799	2,743,441,506
Preferred Stock[1]	171,503,327	—	—	171,503,327
Rights[1]	3,365,497	—	—	3,365,497
Republic of Korea	—	—	491,099	491,099
Singapore	—	—	989	989
Other Investment Companies[1]	42,762,719	—	—	42,762,719
Futures Contracts[2]	7,114,323	—	—	7,114,323
Total	$22,092,009,714	$—	$1,070,464	$22,093,080,178
*	Level 3 amount shown includes securities determined to have no value at November 30, 2020.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab International Small-Cap Equity ETF

Portfolio Holdings as of November 30, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.2% of net assets

Australia 6.1%
Abacus Property Group	501,185	1,155,904
Accent Group Ltd.	451,219	721,483
Alkane Resources Ltd. *	642,821	478,399
AMA Group Ltd. *	685,587	376,355
ARB Corp., Ltd.	93,309	1,907,257
Arena REIT	452,945	934,507
Asaleo Care Ltd.	563,309	415,074
AUB Group Ltd.	94,683	1,164,414
Aurelia Metals Ltd.	1,365,684	417,616
Austal Ltd.	427,802	920,460
Australian Agricultural Co., Ltd. *	430,288	340,837
Australian Pharmaceutical Industries Ltd.	549,725	488,103
Aventus Group	576,010	1,133,236
Avita Therapeutics, Inc. *	150,673	645,046
Bapcor Ltd.	470,083	2,428,129
Bega Cheese Ltd.	357,371	1,440,409
Bellevue Gold Ltd. *	1,050,472	1,017,863
Bingo Industries Ltd.	679,472	1,321,766
Blackmores Ltd. *(a)	20,456	1,205,841
Bravura Solutions Ltd.	338,961	836,708
Breville Group Ltd.	190,358	3,377,589
Brickworks Ltd.	81,968	1,165,080
Bubs Australia Ltd. *(a)	777,134	395,116
BWP Trust	676,172	2,147,403
BWX Ltd.	173,156	515,464
Capricorn Metals Ltd. *	392,321	474,094
Carnarvon Petroleum Ltd. *	2,135,523	424,861
Cedar Woods Properties Ltd.	85,684	408,492
Centuria Capital Group	665,021	1,249,553
Centuria Industrial REIT	592,506	1,357,789
Centuria Office REIT	603,944	992,386
Champion Iron Ltd. *	582,089	1,934,395
Charter Hall Long Wale REIT	599,849	2,139,274
Charter Hall Retail REIT	666,209	1,870,315
Charter Hall Social Infrastructure REIT	471,543	1,042,370
Clinuvel Pharmaceuticals Ltd. (a)	53,643	799,628
Codan Ltd.	170,584	1,333,622
Collins Foods Ltd.	148,500	1,023,098
Cooper Energy Ltd. *(a)	1,950,311	517,351
Coronado Global Resources, Inc.	496,284	383,971
Corporate Travel Management Ltd. *	146,012	2,151,779
Costa Group Holdings Ltd.	541,741	1,608,703
Credit Corp. Group Ltd.	78,468	1,374,361
Cromwell Property Group	2,115,468	1,332,759
Data#3 Ltd.	194,543	819,957
De Grey Mining Ltd. *	1,643,441	1,307,847
Eagers Automotive Ltd.	269,159	2,588,205
Eclipx Group Ltd. *	419,501	591,945
Elders Ltd.	212,343	1,639,753
Electro Optic Systems Holdings Ltd. *	174,742	860,108
Emeco Holdings Ltd. *	718,126	550,317
EML Payments Ltd. *	426,730	1,172,847
Estia Health Ltd.	317,939	398,265
Security	Number of Shares	Value ($)
Freedom Foods Group Ltd. *(a)(b)	178,471	296,876
G.U.D. Holdings Ltd.	120,566	997,663
G8 Education Ltd.	1,192,975	1,037,272
Galaxy Resources Ltd. *	536,031	853,145
Galaxy Resources Ltd., Interim Shares *(b)	38,288	60,939
GDI Property Group	612,280	521,088
Genworth Mortgage Insurance Australia Ltd.	291,569	569,333
Gold Road Resources Ltd. *	1,179,446	1,038,545
GrainCorp Ltd., Class A	310,190	998,823
Growthpoint Properties Australia Ltd.	382,893	1,029,792
GWA Group Ltd.	352,776	748,636
Hansen Technologies Ltd.	223,865	626,829
Healius Ltd.	818,221	2,218,695
Hotel Property Investments	218,708	510,861
HT&E Ltd.	321,338	364,638
HUB24 Ltd.	62,314	988,114
Humm Group Ltd.	556,685	518,895
IGO Ltd.	672,999	2,325,768
Infomedia Ltd.	505,763	709,939
Ingenia Communities Group	420,326	1,458,768
Inghams Group Ltd.	245,606	553,783
Integral Diagnostics Ltd.	199,735	622,549
InvoCare Ltd.	200,616	1,645,280
IPH Ltd.	217,485	1,108,957
IRESS Ltd.	263,432	2,020,684
Jumbo Interactive Ltd.	76,211	774,392
Jupiter Mines Ltd.	2,192,367	452,325
Karoon Energy Ltd. *	670,233	498,800
Kogan.com Ltd.	94,370	1,140,399
Lifestyle Communities Ltd.	130,562	1,084,226
Link Administration Holdings Ltd.	724,554	2,626,728
Lovisa Holdings Ltd.	71,715	548,513
Lynas Corp., Ltd. *	1,091,338	3,039,697
MACA Ltd.	353,332	256,447
Macmahon Holdings Ltd.	2,477,095	465,438
Mayne Pharma Group Ltd. *	2,330,522	601,036
McMillan Shakespeare Ltd.	72,732	635,608
Megaport Ltd. *	182,029	1,714,157
Mesoblast Ltd. *(a)	701,021	2,148,837
Monadelphous Group Ltd.	122,397	1,153,508
Mount Gibson Iron Ltd.	985,031	544,365
MyState Ltd.	129,767	472,357
Nanosonics Ltd. *	322,738	1,583,812
National Storage REIT	1,371,607	1,935,431
nearmap Ltd. *(a)	534,453	893,953
Netwealth Group Ltd.	115,610	1,433,701
New Hope Corp., Ltd.	318,798	308,902
nib Holdings Ltd.	634,326	2,402,453
Nickel Mines Ltd.	1,442,829	1,148,201
Nine Entertainment Co. Holdings Ltd.	2,021,506	3,425,958
NRW Holdings Ltd.	559,353	1,092,222
OFX Group Ltd.	278,599	255,581
Omni Bridgeway Ltd.	315,711	981,706
oOh!media Ltd.	675,094	830,730
Opthea Ltd. *	371,240	629,161
Orocobre Ltd. *	321,153	977,330

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Pact Group Holdings Ltd.	287,425	521,001
Paradigm Biopharmaceuticals Ltd. *(a)	286,566	625,022
Pendal Group Ltd.	383,120	1,978,937
Perenti Global Ltd.	960,662	923,763
Perseus Mining Ltd. *	1,600,765	1,309,272
Pilbara Minerals Ltd. *	2,662,059	1,392,692
PointsBet Holdings Ltd. *	175,683	1,500,349
PolyNovo Ltd. *	812,824	1,922,564
Premier Investments Ltd.	112,318	1,878,687
Pro Medicus Ltd.	57,660	1,255,060
Ramelius Resources Ltd.	1,151,335	1,429,489
Regis Resources Ltd.	660,767	1,796,610
Reliance Worldwide Corp., Ltd.	1,112,267	3,401,233
Resolute Mining Ltd. *	1,506,990	843,924
Rural Funds Group	496,733	940,666
Sandfire Resources Ltd.	234,774	757,711
SeaLink Travel Group Ltd.	183,027	960,228
Select Harvests Ltd.	160,139	695,011
Senex Energy Ltd. *	1,742,113	455,705
Service Stream Ltd.	458,890	764,181
Sigma Healthcare Ltd. *	1,466,175	604,997
Silver Lake Resources Ltd. *	1,131,702	1,475,994
SmartGroup Corp., Ltd.	111,709	519,394
Southern Cross Media Group Ltd. *	383,323	658,112
St. Barbara Ltd.	985,047	1,778,289
Starpharma Holdings Ltd. *	504,059	473,555
Steadfast Group Ltd.	1,204,330	3,425,406
Super Retail Group Ltd.	226,113	1,646,121
Superloop Ltd. *	415,142	324,251
Tassal Group Ltd.	290,679	777,498
Technology One Ltd.	207,497	1,403,569
Tyro Payments Ltd. *	442,350	1,173,404
United Malt Grp Ltd. *	373,854	1,217,597
Uniti Group Ltd. *(a)	593,583	682,316
Village Roadshow Ltd. *	149,246	322,218
Virgin Australia International Holdings Ltd. *(b)	424,000	—
Virtus Health Ltd.	83,906	330,770
Viva Energy Group Ltd.	1,283,220	1,829,622
Waypoint REIT	927,001	1,837,434
Webjet Ltd.	455,750	1,937,678
West African Resources Ltd. *	1,211,870	790,275
Western Areas Ltd.	346,848	575,044
Westgold Resources Ltd. *	454,438	770,161
Zip Co., Ltd. *	498,177	2,224,516
		171,310,276

Austria 0.9%
Agrana Beteiligungs AG	15,641	312,453
BAWAG Group AG *	82,203	3,734,618
CA Immobilien Anlagen AG	98,951	3,438,507
DO & Co. AG *	9,718	590,533
EVN AG	49,415	876,013
Flughafen Wien AG *	13,832	448,392
IMMOFINANZ AG *	112,616	2,104,189
Lenzing AG *	18,451	1,586,910
Mayr Melnhof Karton AG	11,968	2,113,059
Oesterreichische Post AG (a)	45,994	1,653,291
Palfinger AG	14,648	442,429
S IMMO AG	71,139	1,329,206
Schoeller-Bleckmann Oilfield Equipment AG	14,634	481,393
Strabag SE	21,600	687,288
UNIQA Insurance Group AG	152,980	1,163,846
Wienerberger AG	155,977	4,336,110
Zumtobel Group AG *	38,487	287,738
		25,585,975

Security	Number of Shares	Value ($)
Belgium 1.8%
Aedifica S.A.	46,671	5,404,133
AGFA-Gevaert N.V. *	232,207	962,459
Barco N.V.	95,152	2,060,725
Befimmo S.A.	29,804	1,322,672
Bekaert S.A.	49,612	1,525,188
bpost S.A.	139,009	1,686,104
Cie d'Entreprises CFE *	10,041	888,817
Cofinimmo S.A.	38,219	5,705,550
D'Ieteren S.A. N.V.	31,497	2,200,319
Econocom Group S.A. N.V.	166,126	469,972
Euronav N.V.	282,770	2,230,754
Fagron	85,198	1,979,166
Gimv N.V.	26,437	1,535,342
KBC Ancora *	49,316	2,055,273
Kinepolis Group N.V. *(a)	17,539	766,824
Melexis N.V.	25,617	2,456,040
Mithra Pharmaceuticals S.A. *	23,533	634,786
Montea C.V.A.	18,381	2,152,561
Ontex Group N.V. *	108,935	1,336,960
Orange Belgium S.A.	38,813	750,278
Retail Estates N.V.	13,881	1,002,908
Shurgard Self Storage S.A.	36,166	1,535,792
Tessenderlo Group S.A. *	36,008	1,341,716
VGP N.V.	10,915	1,564,171
Warehouses De Pauw CVA	187,087	6,355,732
Xior Student Housing N.V.	21,221	1,251,458
		51,175,700

Canada 19.0%
Aecon Group, Inc.	78,446	985,493
Air Canada *	205,951	3,925,449
Alamos Gold, Inc., Class A	547,826	4,544,432
Algonquin Power & Utilities Corp.	834,186	13,099,533
Allied Properties Real Estate Investment Trust	171,338	5,397,035
AltaGas Ltd.	392,964	5,652,326
Aphria, Inc. *	381,236	3,209,572
ARC Resources Ltd. (a)	497,853	2,474,090
Artis Real Estate Investment Trust	162,722	1,346,076
Atco Ltd., Class I	104,183	3,138,594
ATS Automation Tooling Systems, Inc. *	105,382	1,763,821
Aurora Cannabis, Inc. *(a)	146,528	1,724,324
B2Gold Corp.	1,446,404	8,080,843
Ballard Power Systems, Inc. *(a)	299,540	6,185,424
BlackBerry Ltd. *	695,075	4,103,190
Boardwalk Real Estate Investment Trust	52,345	1,398,802
Bombardier, Inc., B Shares *	2,984,763	1,220,715
Boralex, Inc., Class A	105,879	3,353,094
Boyd Group Services, Inc.	29,827	4,875,802
Brookfield Infrastructure Corp., Class A	44,985	3,041,929
BRP, Inc.	56,875	3,251,693
CAE, Inc.	373,045	9,044,736
Cameco Corp.	555,176	5,565,041
Canada Goose Holdings, Inc. *	73,841	2,460,987
Canadian Apartment Properties REIT	240,286	9,486,096
Canadian Western Bank	118,395	2,757,281
Canfor Corp. *	84,464	1,238,379
Capital Power Corp.	148,914	3,819,663
Cascades, Inc.	122,640	1,381,699
CCL Industries, Inc., Class B	209,495	9,256,643
Celestica, Inc. *	151,429	1,142,816
Centerra Gold, Inc.	300,315	2,938,494
Chartwell Retirement Residences	302,663	2,636,828
Choice Properties Real Estate Investment Trust	354,624	3,625,872
CI Financial Corp.	274,492	3,605,104

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Cogeco Communications, Inc.	15,187	1,101,728
Colliers International Group, Inc.	41,839	3,739,972
Cominar Real Estate Investment Trust	233,021	1,605,739
Crescent Point Energy Corp.	728,080	1,309,072
Cronos Group, Inc. *(a)	249,483	2,254,376
Dream Office Real Estate Investment Trust	64,366	1,048,015
ECN Capital Corp.	309,882	1,444,315
Eldorado Gold Corp. *	242,271	2,851,017
Element Fleet Management Corp.	611,462	6,233,053
Emera, Inc.	344,779	14,326,992
Empire Co., Ltd., A Shares	235,260	6,451,995
Endeavour Mining Corp. *	177,270	4,189,968
Enerplus Corp.	321,076	817,618
Enghouse Systems Ltd.	57,164	2,955,025
Equinox Gold Corp. *	270,194	2,675,044
Finning International, Inc.	228,722	4,677,161
First Capital Real Estate Investment Trust	304,492	3,658,415
First Majestic Silver Corp. *	268,221	2,798,324
First National Financial Corp.	23,686	707,345
First Quantum Minerals Ltd.	778,082	11,065,708
FirstService Corp.	50,939	6,962,201
Genworth MI Canada, Inc.	51,396	1,729,990
GFL Environmental, Inc. (a)	108,086	2,952,577
Gibson Energy, Inc.	202,057	3,252,496
Gildan Activewear, Inc.	273,079	7,156,233
Granite Real Estate Investment Trust	81,421	4,809,613
Great Canadian Gaming Corp. *	76,738	2,285,737
H&R Real Estate Investment Trust	390,620	4,268,215
Home Capital Group, Inc. *	72,305	1,645,400
Hudbay Minerals, Inc.	304,167	1,929,356
Husky Energy, Inc.	423,740	1,723,212
IA Financial Corp., Inc.	149,731	6,570,879
IAMGOLD Corp. *	650,046	2,202,100
Innergex Renewable Energy, Inc.	180,777	3,585,129
Inter Pipeline Ltd.	601,296	6,004,144
Ivanhoe Mines Ltd., Class A *	782,812	3,672,735
Keyera Corp.	310,593	5,371,085
Kinaxis, Inc. *	37,531	5,670,341
Kinross Gold Corp.	1,757,709	12,546,345
Kirkland Lake Gold Ltd.	388,445	15,949,655
Laurentian Bank of Canada	59,384	1,491,130
Lightspeed POS, Inc. *	81,226	4,232,728
Linamar Corp.	62,399	2,880,398
Lundin Mining Corp.	892,491	7,148,743
Maple Leaf Foods, Inc.	103,930	2,122,870
Martinrea International, Inc.	107,844	1,183,380
MEG Energy Corp. *	408,411	1,150,320
Methanex Corp.	86,645	3,634,557
Mullen Group Ltd.	129,932	1,008,655
NFI Group, Inc.	80,867	1,224,955
Norbord, Inc.	66,497	2,498,448
Northland Power, Inc.	241,521	8,295,470
NOVAGOLD RESOURCES, Inc. *	326,904	3,279,383
OceanaGold Corp. *	899,405	1,124,343
Onex Corp.	110,564	5,918,531
Open Text Corp.	376,447	16,653,836
Osisko Gold Royalties Ltd.	233,044	2,537,426
Pan American Silver Corp.	287,052	8,466,029
Parex Resources, Inc. *	192,968	2,650,537
Parkland Corp.	207,243	6,361,700
PrairieSky Royalty Ltd.	319,051	2,538,325
Premium Brands Holdings Corp.	45,375	3,479,719
Pretium Resources, Inc. *	257,327	2,825,653
Primo Water Corp.	221,641	3,328,292
Quebecor, Inc., Class B	244,922	6,112,183
RioCan Real Estate Investment Trust	439,360	5,946,735
Ritchie Bros. Auctioneers, Inc.	153,717	11,080,103
Russel Metals, Inc.	85,161	1,367,544
Seven Generations Energy Ltd., A Shares *	382,908	1,595,573
Security	Number of Shares	Value ($)
SmartCentres Real Estate Investment Trust	180,613	3,357,487
SNC-Lavalin Group, Inc.	248,061	4,563,450
SSR Mining, Inc. *	305,573	5,668,628
Stantec, Inc.	156,853	4,737,423
Stella-Jones, Inc.	97,160	3,312,392
Superior Plus Corp.	241,901	2,269,864
TFI International, Inc.	115,223	5,859,399
The Descartes Systems Group, Inc. *	117,543	6,985,096
The North West Co., Inc.	68,268	1,770,048
TMX Group Ltd.	78,341	7,725,285
Torex Gold Resources, Inc. *	118,187	1,634,317
Toromont Industries Ltd.	111,501	7,643,915
Tourmaline Oil Corp.	350,283	4,887,041
TransAlta Corp.	382,352	2,655,427
TransAlta Renewables, Inc.	146,341	2,025,895
Transcontinental, Inc., Class A	101,068	1,503,658
Turquoise Hill Resources Ltd. *	144,260	1,402,636
Vermilion Energy, Inc. (a)	208,852	839,663
West Fraser Timber Co., Ltd.	69,751	3,870,510
Westshore Terminals Investment Corp. (a)	63,782	815,055
Whitecap Resources, Inc.	567,801	1,717,555
Winpak Ltd.	44,107	1,434,950
WSP Global, Inc.	157,886	11,750,987
Yamana Gold, Inc.	1,332,051	6,969,138
		535,467,586

Denmark 1.8%
ALK-Abello A/S *	9,041	3,208,120
Alm Brand A/S *	85,731	1,015,408
Bavarian Nordic A/S *(a)	81,033	2,437,827
D/S Norden A/S	34,987	620,742
Dfds A/S *	42,266	1,833,960
FLSmidth & Co. A/S *	72,867	2,428,705
Jyske Bank A/S *	79,933	3,013,625
Netcompany Group A/S *	45,451	4,221,885
Nilfisk Holding A/S *	38,868	837,013
NKT A/S *	44,846	1,656,185
Ringkjoebing Landbobank A/S	40,385	3,511,175
Royal Unibrew A/S	68,086	7,138,498
Scandinavian Tobacco Group A/S, Class A	87,453	1,347,809
Schouw & Co. A/S	18,210	1,776,371
SimCorp A/S	55,950	7,364,090
Spar Nord Bank A/S *	110,630	1,091,632
Sydbank A/S *	81,941	1,704,004
The Drilling Co. of 1972 A/S *	30,029	865,762
Topdanmark A/S	58,600	2,493,737
Zealand Pharma A/S *	56,760	2,174,622
		50,741,170

Finland 1.0%
Ahlstrom-Munksjo Oyj	52,147	1,122,808
Cargotec Oyj, B Shares	67,321	2,697,733
Citycon Oyj (a)	106,400	992,750
F-Secure Oyj *	142,471	704,702
Finnair Oyj *	848,574	633,907
Kemira Oyj	122,619	1,767,455
Konecranes Oyj	100,729	3,446,070
Metsa Board Oyj	239,124	2,156,742
Oriola Oyj, B Shares	169,281	383,523
Outokumpu Oyj *(a)	437,685	1,343,975
Raisio Oyj, V Shares	166,105	631,849
Sanoma Oyj	101,529	1,481,677
TietoEVRY Oyj	131,130	4,169,276
Uponor Oyj	77,338	1,578,249

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Valmet Oyj	188,314	4,777,788
YIT Oyj	225,647	1,320,983
		29,209,487

France 2.8%
Air France-KLM *(a)	267,335	1,598,930
Akka Technologies *	17,054	518,160
Albioma S.A.	37,523	1,923,322
Alten S.A. *	39,452	4,214,287
Beneteau S.A.	53,208	544,185
Bonduelle S.C.A.	20,864	496,654
Carmila S.A.	54,388	770,297
CGG S.A. *	978,287	1,088,311
Coface S.A. *	121,574	1,237,582
DBV Technologies S.A. *(a)	55,672	273,971
Derichebourg S.A.	129,322	512,040
Elior Group S.A.	143,862	826,021
Elis S.A. *	311,063	5,086,517
Eramet S.A. *(a)	12,716	555,653
Europcar Mobility Group *(a)	149,761	161,050
Eutelsat Communications S.A. (a)	256,621	2,842,541
FFP	7,330	763,705
Fnac Darty S.A. *	23,682	1,277,044
Gaztransport Et Technigaz S.A.	31,335	3,099,837
GL Events *	19,519	231,151
Guerbet	7,802	300,048
Interparfums S.A. *	19,539	978,141
IPSOS	53,163	1,710,667
Korian S.A. *	89,458	2,981,288
Lagardere S.C.A. *(a)	161,186	3,792,585
LISI *	23,833	611,518
Maisons du Monde S.A. *	61,721	1,021,078
Manitou BF S.A. *	17,747	462,791
Mercialys S.A.	86,322	684,086
Mersen S.A. *	19,429	567,079
Metropole Television S.A. *	92,472	1,449,056
Neoen S.A. *	29,777	1,805,895
Nexans S.A. *	40,871	2,588,718
Nexity S.A.	59,202	2,308,647
Pharmagest Interactive	5,123	601,170
Quadient S.A.	47,196	844,015
Robertet S.A.	951	1,026,102
Rothschild & Co. *	38,377	1,209,637
SES S.A.	530,666	4,840,850
Societe BIC S.A.	35,005	2,083,599
SOITEC *	29,612	5,196,387
Sopra Steria Group *	19,831	3,031,650
SPIE S.A. *	174,257	3,570,682
Tarkett S.A. *	46,815	816,481
Television Francaise 1 S.A. *	143,958	1,115,872
Trigano S.A.	11,169	1,827,696
Vallourec S.A. *(a)	11,384	383,061
Verallia S.A.	29,287	975,672
Vicat S.A.	23,800	973,658
Vilmorin & Cie S.A.	8,209	491,962
Virbac S.A. *	6,176	1,603,137
X-Fab Silicon Foundries SE *(a)	73,404	382,394
		80,256,880

Germany 4.5%
Aareal Bank AG *	82,929	2,033,592
ADLER Group S.A. *	89,964	2,608,585
AIXTRON SE *	146,764	2,135,675
alstria Office REIT-AG	246,604	3,979,382
Aurubis AG	49,201	3,758,430
BayWa AG	18,979	698,107
Befesa S.A.	47,308	2,467,315
Security	Number of Shares	Value ($)
Bertrandt AG	6,598	299,521
Bilfinger SE (a)	38,680	1,071,590
CANCOM SE	51,869	2,792,055
CECONOMY AG *	247,099	1,223,700
CompuGroup Medical SE & Co. KgaA	34,920	3,479,548
Corestate Capital Holding S.A. *(a)	15,369	307,203
CropEnergies AG	27,486	459,645
Dermapharm Holding SE	25,186	1,685,934
Deutsche Beteiligungs AG	16,287	637,078
Deutsche Euroshop AG *	72,509	1,516,999
Deutsche Pfandbriefbank AG *	170,420	1,704,239
Deutz AG *	167,763	967,268
Dialog Semiconductor plc *	96,456	5,102,131
DIC Asset AG	67,546	1,019,677
Duerr AG	68,127	2,495,330
ElringKlinger AG *(a)	39,440	635,017
Encavis AG	130,798	2,806,901
Evotec SE *	189,730	5,803,237
Freenet AG	180,551	3,699,652
Gerresheimer AG	43,600	5,095,475
Grand City Properties S.A.	157,502	3,730,395
Hamburger Hafen und Logistik AG	32,920	723,784
Hornbach Baumarkt AG	10,547	485,097
Hornbach Holding AG & Co. KGaA	11,823	1,261,526
HUGO BOSS AG	82,250	2,539,379
Hypoport SE *	5,564	2,935,143
Indus Holding AG	25,336	984,975
Jenoptik AG	70,737	2,123,851
K+S AG (a)	265,874	2,402,462
Kloeckner & Co. SE *	101,106	865,951
Koenig & Bauer AG *	19,254	540,783
Krones AG	20,178	1,482,006
KWS Saat SE & Co. KGaA	14,283	1,086,626
MorphoSys AG *	45,387	5,111,040
New Work SE	3,859	1,186,346
Nordex SE *	98,154	2,302,445
Norma Group SE	44,268	1,955,038
PATRIZIA AG	61,481	1,757,691
Pfeiffer Vacuum Technology AG	9,426	1,749,938
S&T AG *	71,583	1,642,336
Salzgitter AG *	53,032	1,073,669
SGL Carbon SE *	71,523	335,379
Shop Apotheke Europe N.V. *	8,233	1,301,947
Siltronic AG	28,840	4,215,704
Sixt SE *(a)	17,389	1,999,988
SMA Solar Technology AG *	12,670	731,421
Software AG	68,069	2,936,153
Stabilus S.A.	33,996	2,409,460
STRATEC SE	10,153	1,406,393
Stroeer SE & CO. KGaA	34,991	3,139,216
TAG Immobilien AG *	177,501	5,320,905
Takkt AG	47,591	613,687
TLG Immobilien AG	18,661	470,107
Vossloh AG *	13,817	635,497
Wacker Neuson SE *	33,861	650,097
Washtec AG *	14,880	765,376
Wuestenrot & Wuerttembergische AG	27,628	567,114
zooplus AG *	8,559	1,619,694
		127,541,905

Hong Kong 1.1%
Apollo Future Mobility Group Ltd. *	5,964,752	453,944
Asia Cement China Holdings Corp.	617,410	617,211
AsiaInfo Technologies Ltd.	496,774	752,290
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	334,250	403,126
C-Mer Eye Care Holdings Ltd. (a)	562,250	437,326
Camsing International Holding Ltd. *(b)	459,925	—

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Canvest Environmental Protection Group Co., Ltd.	1,012,950	428,568
China Animal Healthcare Ltd. *(b)	192,752	—
Chinese Estates Holdings Ltd.	692,427	351,908
Chow Sang Sang Holdings International Ltd.	326,640	396,476
CITIC Telecom International Holdings Ltd.	2,017,928	671,558
CMBC Capital Holdings Ltd.	22,168,943	348,870
Cosmopolitan International Holdings Ltd. *	2,351,418	454,966
Dynam Japan Holdings Co., Ltd.	387,408	408,271
Esprit Holdings Ltd. *	2,492,574	324,734
Far East Consortium International Ltd.	1,407,885	464,906
Fortune Real Estate Investment Trust	1,853,969	1,693,144
Frontage Holdings Corp. *	869,659	412,815
Giordano International Ltd.	1,666,504	251,507
Glory Sun Financial Group Ltd. *	22,584,842	1,048,764
HKBN Ltd.	1,077,123	1,861,780
Hong Kong Television Network Ltd. *	726,825	1,141,919
IGG, Inc.	1,178,534	1,178,154
IMAX China Holding, Inc.	160,099	278,792
K Wah International Holdings Ltd.	1,764,874	878,738
Lee's Pharmaceutical Holdings Ltd.	346,146	210,746
Leyou Technologies Holdings Ltd. *	1,582,102	675,493
Luk Fook Holdings International Ltd.	464,080	1,172,098
Pacific Basin Shipping Ltd.	5,937,529	972,675
Pacific Textiles Holdings Ltd.	792,563	545,925
Pou Sheng International Holdings Ltd. *	2,945,457	752,274
Prosperity REIT	1,633,200	518,242
Razer, Inc. *	5,090,720	1,694,171
Road King Infrastructure Ltd.	366,879	492,169
SmarTone Telecommunications Holdings Ltd.	555,482	307,387
Stella International Holdings Ltd.	579,000	668,436
Sun Hung Kai & Co., Ltd.	748,547	335,048
Suncity Group Holdings Ltd. *(a)	3,513,770	344,465
SUNeVision Holdings Ltd.	849,994	794,899
Sunlight Real Estate Investment Trust	1,456,109	700,585
Superb Summit International Group Ltd. *(b)	1,120,000	—
Television Broadcasts Ltd.	394,600	404,144
Texhong Textile Group Ltd.	403,465	372,109
The United Laboratories International Holdings Ltd.	710,272	532,303
Town Health International Medical Group Ltd. *(a)(b)	3,638,120	—
Truly International Holdings Ltd. *	2,132,314	258,546
Value Partners Group Ltd.	1,362,115	737,941
VPower Group International Holdings Ltd.	1,027,694	364,548
VSTECS Holdings Ltd.	904,336	760,564
Xiabuxiabu Catering Management China Holdings Co., Ltd. *	403,174	791,526
		29,666,061

Ireland 0.3%
Bank of Ireland Group plc *	1,301,982	4,108,501
Cairn Homes plc *	995,551	1,107,516
Dalata Hotel Group plc *	255,325	1,157,540
Hibernia REIT plc	968,063	1,324,748
Irish Continental Group plc	225,139	1,211,900
		8,910,205

Israel 0.9%
AFI Properties Ltd. *	22,782	772,735
Allot Ltd. *	46,143	453,758
AudioCodes Ltd.	31,438	882,941
Bayside Land Corp.	96,991	744,832
Security	Number of Shares	Value ($)
Big Shopping Centers Ltd. *	6,161	633,819
Brack Capital Properties N.V. *	3,376	271,644
Cellcom Israel Ltd. *	116,206	528,473
Clal Insurance Enterprises Holdings Ltd. *	68,125	917,279
Danel Adir Yeoshua Ltd.	6,240	944,038
Delek Automotive Systems Ltd.	72,995	481,708
Delek Group Ltd. *	9,085	311,726
Enlight Renewable Energy Ltd. *	700,938	1,367,963
Equital Ltd. *	22,433	503,036
Fattal Holdings 1998 Ltd. *	6,886	572,974
FIBI Holdings Ltd.	22,478	622,728
Formula Systems 1985 Ltd.	10,581	848,414
Hilan Ltd.	18,721	857,610
IDI Insurance Co., Ltd.	10,522	299,810
Isracard Ltd.	265,374	866,393
Kamada Ltd. *	44,516	301,986
Kenon Holdings Ltd.	23,750	607,233
Matrix IT Ltd.	43,525	951,902
Maytronics Ltd.	59,875	873,228
Mega Or Holdings Ltd.	26,802	777,391
Menora Mivtachim Holdings Ltd. *	31,166	534,687
Migdal Insurance & Financial Holding Ltd. *	440,019	392,761
Nova Measuring Instruments Ltd. *	40,480	2,633,383
Oil Refineries Ltd. *	2,073,237	451,038
Partner Communications Co., Ltd. *	137,288	690,812
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	10,636	708,970
Reit 1 Ltd.	241,643	1,147,913
Sapiens International Corp. N.V.	33,882	1,007,659
Sella Capital Real Estate Ltd.	267,113	598,084
The Israel Corp., Ltd. *	5,092	866,655
		25,425,583

Italy 2.7%
ACEA S.p.A.	60,754	1,282,694
Anima Holding S.p.A.	364,981	1,603,159
Arnoldo Mondadori Editore S.p.A. *	165,487	294,162
ASTM S.p.A. *	84,820	2,120,548
Autogrill S.p.A. *	176,656	1,096,729
Azimut Holding S.p.A.	169,452	3,581,681
Banca Farmafactoring S.p.A.	202,777	1,115,784
Banca Generali S.p.A.	77,540	2,582,252
Banca IFIS S.p.A.	36,224	395,613
Banca Monte dei Paschi di Siena S.p.A. *(a)(b)	374,420	520,438
Banca Popolare di Sondrio Scarl *	613,112	1,644,292
Banco BPM S.p.A. *	2,032,880	4,499,916
Biesse S.p.A. *	18,683	371,881
BPER Banca *	1,336,692	2,342,462
Brunello Cucinelli S.p.A. *	46,476	1,827,949
Carel Industries S.p.A.	55,729	1,166,603
Cementir Holding N.V.	66,000	543,960
Cerved Group S.p.A. *	267,092	2,137,424
CIR SpA-Compagnie Industriali *	1,212,849	691,311
Credito Emiliano S.p.A. *	129,691	721,384
Danieli & C Officine Meccaniche S.p.A. (a)	13,145	218,564
Datalogic S.p.A.	25,651	410,241
De'Longhi S.p.A. *	88,502	3,097,640
doValue S.p.A. *	81,222	876,363
Enav S.p.A.	367,728	1,620,503
ERG S.p.A.	76,010	1,836,647
Falck Renewables S.p.A.	158,841	1,033,630
Fincantieri S.p.A. *(a)	692,632	538,128
Freni Brembo S.p.A. *	202,016	2,612,252
IMA Industria Macchine Automatiche S.p.A. *	29,611	2,405,063
Immobiliare Grande Distribuzione SIIQ S.p.A.	93,496	402,064

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Interpump Group S.p.A.	113,296	4,930,385
Iren S.p.A.	882,520	2,373,146
Italmobiliare S.p.A.	19,219	650,610
Juventus Football Club S.p.A. *(a)	661,143	642,810
Maire Tecnimont S.p.A. *(a)	234,741	442,817
MARR S.p.A. *	46,534	873,924
Mediaset S.p.A. *	428,789	1,014,037
Piaggio & C S.p.A.	225,762	711,329
RAI Way S.p.A.	132,198	860,255
Reply S.p.A.	31,796	3,563,819
Saipem S.p.A. (a)	764,871	1,871,049
Salvatore Ferragamo S.p.A. *	93,342	1,674,835
Saras S.p.A. *	803,502	518,059
Societa Cattolica di Assicurazioni SC *(a)	224,015	1,347,872
Tamburi Investment Partners S.p.A.	147,483	1,111,440
Technogym S.p.A. *	166,534	1,791,875
Tod's S.p.A. *(a)	13,781	426,627
Unipol Gruppo S.p.A. *	665,062	3,198,098
Webuild S.p.A (a)	300,794	460,556
Zignago Vetro S.p.A.	44,334	709,572
		74,764,452

Japan 18.6%
Achilles Corp.	17,915	244,651
Adastria Co., Ltd.	41,244	672,403
ADEKA Corp.	137,573	2,187,447
Advan Co., Ltd.	33,772	421,361
Aeon Delight Co., Ltd.	23,672	597,958
AEON REIT Investment Corp.	537	628,796
Ai Holdings Corp.	48,927	913,554
Aichi Corp.	37,835	336,714
Aichi Steel Corp.	16,361	400,101
Aida Engineering Ltd.	81,236	688,685
Aiful Corp. *	398,718	1,020,932
Aiphone Co., Ltd.	16,932	249,900
Akatsuki, Inc.	7,538	324,219
Alconix Corp.	29,184	385,948
Alpen Co., Ltd.	19,662	412,002
Alpha Systems, Inc.	8,674	292,807
Amuse, Inc.	13,674	337,670
Anest Iwata Corp.	44,913	425,118
Anicom Holdings, Inc.	109,750	1,150,388
AOKI Holdings, Inc.	53,239	208,820
Aoyama Trading Co., Ltd. *	65,122	278,537
Arakawa Chemical Industries Ltd.	21,458	230,477
Arata Corp.	17,729	843,307
Arcland Sakamoto Co., Ltd.	35,735	613,090
Arcland Service Holdings Co., Ltd.	19,218	379,845
Arcs Co., Ltd.	47,970	1,003,793
Argo Graphics, Inc.	20,752	636,839
ARTERIA Networks Corp.	33,187	506,358
Aruhi Corp. (a)	48,744	897,983
Asahi Co., Ltd.	17,832	266,604
Asahi Diamond Industrial Co., Ltd.	72,065	293,029
Asahi Holdings, Inc.	50,841	1,513,894
ASKA Pharmaceutical Co., Ltd.	32,628	533,187
Atom Corp.	117,666	920,791
Atrae, Inc. *(a)	11,312	333,041
Autobacs Seven Co., Ltd.	82,124	1,020,692
Avex, Inc.	43,579	393,684
Axial Retailing, Inc.	19,232	875,146
Bando Chemical Industries Ltd.	60,078	331,862
Bank of the Ryukyus Ltd.	59,503	498,165
BayCurrent Consulting, Inc.	18,698	3,116,483
Belc Co., Ltd.	12,209	715,387
Bell System24 Holdings, Inc.	44,013	676,604
Belluna Co., Ltd.	70,859	649,640
BeNEXT Group, Inc.	24,786	270,976
Security	Number of Shares	Value ($)
BML, Inc.	27,684	870,808
BrainPad, Inc. *	6,592	270,255
Broadleaf Co., Ltd.	113,714	706,657
BRONCO BILLY Co., Ltd.	11,780	259,945
Bunka Shutter Co., Ltd.	71,291	623,519
Canon Electronics, Inc.	26,568	370,207
Cawachi Ltd.	15,769	453,373
Central Glass Co., Ltd.	54,274	1,157,568
Central Security Patrols Co., Ltd.	10,505	350,083
Change, Inc. *(a)	19,570	1,520,182
Chiyoda Co., Ltd.	32,148	275,312
Chiyoda Corp. *	216,422	483,590
Chiyoda Integre Co., Ltd.	16,240	237,818
Chofu Seisakusho Co., Ltd.	27,571	539,390
Chori Co., Ltd.	15,026	221,914
Chubu Shiryo Co., Ltd.	35,965	481,833
Chudenko Corp.	34,943	714,442
Chugoku Marine Paints Ltd.	70,235	669,514
CI Takiron Corp.	54,542	370,326
Citizen Watch Co., Ltd.	369,426	974,271
CKD Corp.	83,070	1,772,532
CMK Corp.	60,184	231,444
Cocokara fine, Inc.	29,731	2,164,069
COLOPL, Inc.	64,798	567,973
Colowide Co., Ltd. (a)	78,214	1,156,615
Comforia Residential REIT, Inc.	210	582,623
Computer Engineering & Consulting Ltd.	34,321	499,304
Comture Corp.	31,550	977,286
CONEXIO Corp.	21,832	256,896
COOKPAD, Inc. *	61,768	189,554
Cosel Co., Ltd.	30,958	328,061
Create Restaurants Holdings, Inc. *(a)	127,162	671,937
Create SD Holdings Co., Ltd.	29,841	1,061,713
CTS Co., Ltd.	38,124	343,674
Curves Holdings Co., Ltd.	87,288	604,382
Cybozu, Inc.	34,000	935,795
Dai Nippon Toryo Co., Ltd.	34,021	301,140
Dai-Dan Co., Ltd.	18,472	492,823
Daibiru Corp.	62,699	807,526
Daido Metal Co., Ltd.	62,952	281,933
Daihen Corp.	27,155	1,182,294
Daiho Corp.	23,073	767,809
Daiichi Jitsugyo Co., Ltd.	13,141	507,241
Daiken Corp.	21,172	401,004
Daikokutenbussan Co., Ltd.	6,520	358,905
Daikyonishikawa Corp.	75,500	495,972
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	18,831	431,248
Daio Paper Corp. (a)	102,549	1,776,106
Daiseki Co., Ltd.	53,519	1,519,729
Daishi Hokuetsu Financial Group, Inc.	59,250	1,343,246
Daito Pharmaceutical Co., Ltd.	15,821	549,240
Daiwa Industries Ltd.	38,942	383,165
Daiwa Securities Living Investments Corp.	648	557,426
Daiwabo Holdings Co., Ltd.	25,164	1,573,429
DCM Holdings Co., Ltd.	130,473	1,483,970
Denyo Co., Ltd.	21,092	422,548
Descente Ltd. *	53,155	878,823
Dexerials Corp.	66,396	811,843
Digital Arts, Inc.	13,236	1,133,517
Digital Garage, Inc.	44,146	1,788,702
Digital Holdings, Inc.	20,566	368,226
Dip Corp.	27,549	643,052
DKK Co., Ltd.	14,916	414,830
DKS Co., Ltd.	10,923	472,431
Doshisha Co., Ltd.	30,307	583,906
Doutor Nichires Holdings Co., Ltd.	36,887	510,457
DTS Corp.	54,548	1,150,857
Duskin Co., Ltd.	56,247	1,496,324

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
DyDo Group Holdings, Inc.	11,624	622,028
Eagle Industry Co., Ltd.	35,052	303,543
Earth Corp.	18,254	1,076,597
Ebase Co., Ltd.	35,992	365,529
EDION Corp.	118,493	1,107,942
eGuarantee, Inc.	40,187	796,610
Eiken Chemical Co., Ltd.	42,822	795,456
Eizo Corp.	26,679	928,744
Elan Corp.	22,794	697,318
EM Systems Co., Ltd.	50,158	394,434
en-japan, Inc.	42,168	1,314,275
Enigmo, Inc.	32,049	407,240
Enplas Corp.	13,479	365,688
EPS Holdings, Inc.	44,562	409,829
eRex Co., Ltd.	43,674	822,592
ES-Con Japan Ltd.	40,506	358,154
ESPEC Corp.	24,282	451,758
euglena Co., Ltd. *	95,911	755,147
Exedy Corp.	40,418	478,310
FAN Communications, Inc.	53,172	213,147
FCC Co., Ltd.	47,557	908,497
Feed One Co., Ltd.	41,392	351,301
FIDEA Holdings Co., Ltd.	237,564	248,329
Financial Products Group Co., Ltd.	83,444	397,714
Fixstars Corp.	29,631	295,244
Foster Electric Co., Ltd.	26,577	284,949
France Bed Holdings Co., Ltd.	26,104	213,038
Frontier Real Estate Investment Corp.	157	564,613
Fudo Tetra Corp.	15,001	241,397
Fuji Co., Ltd.	27,445	505,604
Fuji Corp.	110,587	2,682,086
Fuji Kyuko Co., Ltd.	31,735	1,468,438
Fuji Pharma Co., Ltd.	20,880	249,899
Fuji Soft, Inc.	28,565	1,386,132
Fujibo Holdings, Inc.	14,979	517,855
Fujicco Co., Ltd.	28,143	528,719
Fujikura Ltd. *	366,202	1,429,338
Fujimi, Inc.	26,593	928,300
Fujimori Kogyo Co., Ltd.	21,127	957,325
Fujio Food Group., Inc.	34,214	466,577
Fujitec Co., Ltd.	110,410	2,257,436
Fujitsu Frontech Ltd.	14,708	216,512
Fujiya Co., Ltd.	14,536	329,543
Fukuda Corp.	6,536	331,579
Fukui Computer Holdings, Inc.	9,290	298,901
Fukuoka REIT Corp.	249	331,682
Fukushima Galilei Co., Ltd.	15,281	644,066
FULLCAST Holdings Co., Ltd.	27,730	450,222
Funai Soken Holdings, Inc.	42,109	1,016,027
Furukawa Co., Ltd.	44,995	490,188
Furuno Electric Co., Ltd.	31,649	360,576
Fuso Chemical Co., Ltd.	25,700	851,532
Fuso Pharmaceutical Industries Ltd.	10,378	281,955
Futaba Corp.	49,146	407,684
Futaba Industrial Co., Ltd.	75,518	365,731
Future Corp.	25,135	428,338
G-7 Holdings, Inc.	13,686	319,723
G-Tekt Corp.	29,032	387,001
Gakken Holdings Co., Ltd.	27,892	437,071
Genky DrugStores Co., Ltd.	12,290	489,125
Geo Holdings Corp.	38,027	462,779
Giken Ltd.	18,953	745,215
Global One Real Estate Investment Corp.	331	318,700
GLOBERIDE, Inc.	13,772	534,239
GMO GlobalSign Holdings KK (a)	7,788	770,771
Godo Steel Ltd.	11,600	206,358
Goldcrest Co., Ltd.	23,633	318,431
Grace Technology, Inc. (a)	14,821	1,183,974
Gree, Inc.	133,342	748,071
Security	Number of Shares	Value ($)
Gunze Ltd.	21,906	756,285
Gurunavi, Inc.	34,458	170,844
H2O Retailing Corp.	119,006	733,837
Halows Co., Ltd.	11,044	366,456
Hamakyorex Co., Ltd.	20,388	571,118
Hankyu Hanshin REIT, Inc.	228	263,476
Hanwa Co., Ltd.	50,828	1,218,605
Happinet Corp.	19,850	271,456
Hazama Ando Corp.	261,289	1,723,969
Heiwa Real Estate Co., Ltd.	46,239	1,516,542
Heiwa Real Estate REIT, Inc.	302	338,275
Heiwado Co., Ltd.	41,724	849,885
Heroz, Inc. *(a)	7,028	195,995
Hibiya Engineering Ltd.	24,897	437,652
Hiday Hidaka Corp.	44,864	728,408
Hioki EE Corp.	12,152	457,412
Hirata Corp.	11,576	925,858
HIS Co., Ltd. *(a)	43,936	678,369
Hisaka Works Ltd.	27,404	220,231
Hitachi Zosen Corp.	227,000	875,128
Hochiki Corp.	21,040	251,411
Hodogaya Chemical Co., Ltd.	7,884	348,174
Hogy Medical Co., Ltd.	29,421	891,588
Hokkaido Electric Power Co., Inc.	240,668	904,741
Hokkaido Gas Co., Ltd.	16,140	235,270
Hokuetsu Corp.	181,210	609,971
Hokuto Corp.	27,403	541,359
Honeys Co., Ltd.	21,792	199,581
Hoosiers Holdings	60,351	390,089
Hoshino Resorts REIT, Inc.	76	364,421
Hosiden Corp.	76,913	646,136
Hosokawa Micron Corp.	8,548	518,905
Hulic Reit, Inc.	398	541,227
I'll, Inc.	26,920	368,657
I-PEX, Inc.	16,016	301,812
Ichibanya Co., Ltd.	22,541	1,106,784
Ichigo Office REIT Investment Corp.	407	274,000
Ichikoh Industries Ltd.	75,530	382,449
Ichiyoshi Securities Co., Ltd.	48,672	219,380
Icom, Inc.	11,972	305,170
Idec Corp.	35,823	633,838
IDOM, Inc.	76,026	417,040
Iino Kaiun Kaisha Ltd.	120,691	447,925
Inaba Denki Sangyo Co., Ltd.	71,600	1,645,890
Inabata & Co., Ltd.	57,983	766,249
Inageya Co., Ltd.	33,944	663,743
Ines Corp.	29,996	409,631
Infocom Corp.	29,250	1,026,660
Infomart Corp.	287,365	2,951,502
Information Services International-Dentsu Ltd.	15,816	1,060,214
Insource Co., Ltd.	14,528	514,105
Intage Holdings, Inc.	43,752	434,268
Internet Initiative Japan, Inc.	37,852	1,805,933
Invesco Office J-Reit, Inc.	3,011	397,328
Invincible Investment Corp.	1,696	503,392
IR Japan Holdings Ltd.	12,365	1,974,368
Iriso Electronics Co., Ltd.	28,048	1,136,445
Iseki & Co., Ltd.	20,972	275,336
Ishihara Sangyo Kaisha Ltd.	48,080	265,587
Itochu Advance Logistics Investment Corp. *	164	201,943
Itochu Enex Co., Ltd.	64,647	619,966
Itochu-Shokuhin Co., Ltd.	6,692	360,672
Iwatani Corp.	55,933	3,046,746
J Trust Co., Ltd.	117,031	225,588
J-Oil Mills, Inc.	15,334	523,510
JAC Recruitment Co., Ltd.	20,839	370,516
Jaccs Co., Ltd.	36,273	631,712

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
JAFCO Group Co., Ltd.	43,024	1,848,454
Japan Display, Inc. *	876,080	420,082
Japan Elevator Service Holdings Co., Ltd.	45,216	2,109,574
Japan Excellent, Inc.	428	509,783
Japan Hotel REIT Investment Corp.	1,545	761,573
Japan Lifeline Co., Ltd.	92,276	1,272,528
Japan Material Co., Ltd.	78,504	1,092,393
Japan Medical Dynamic Marketing, Inc.	15,558	349,878
Japan Petroleum Exploration Co., Ltd.	41,818	705,021
Japan Pulp & Paper Co., Ltd.	13,857	457,803
Japan Securities Finance Co., Ltd.	122,927	589,437
Japan Transcity Corp.	61,936	336,186
JCU Corp.	29,169	1,030,811
JDC Corp.	53,348	278,827
Jeol Ltd.	54,378	2,135,487
Jimoto Holdings, Inc.	24,365	209,594
JINS Holdings, Inc.	19,867	1,354,633
JM Holdings Co., Ltd.	18,914	441,674
Joshin Denki Co., Ltd.	24,618	647,351
Joyful Honda Co., Ltd.	84,761	1,181,086
JSP Corp.	15,314	221,321
JVC Kenwood Corp.	232,045	313,770
K&O Energy Group, Inc.	19,654	275,184
Kadokawa Corp.	58,018	1,841,665
Kaga Electronics Co., Ltd.	25,540	530,272
Kamakura Shinsho Ltd.	26,070	268,013
Kameda Seika Co., Ltd.	18,453	869,782
Kamei Corp.	32,901	370,107
Kanaden Corp.	22,195	274,364
Kanagawa Chuo Kotsu Co., Ltd.	8,336	308,578
Kanamic Network Co., Ltd.	28,127	219,567
Kanamoto Co., Ltd.	38,382	799,847
Kanematsu Corp.	113,682	1,313,707
Kanematsu Electronics Ltd.	16,918	655,466
Kansai Super Market Ltd.	23,879	286,708
Kanto Denka Kogyo Co., Ltd.	63,918	430,309
Kappa Create Co., Ltd. *	32,106	433,212
Katakura Industries Co., Ltd.	30,404	398,875
Katitas Co., Ltd.	66,997	1,991,759
Kato Sangyo Co., Ltd.	29,039	962,165
KAWADA TECHNOLOGIES, Inc.	5,572	225,231
Kawasaki Kisen Kaisha Ltd. *	114,070	1,847,655
Keihanshin Building Co., Ltd.	49,334	907,433
Keiyo Co., Ltd.	63,800	453,988
Kenedix Residential Next Investment Corp.	322	549,971
Kenedix Retail REIT Corp.	184	408,144
Kenedix, Inc.	297,289	2,163,916
Kenko Mayonnaise Co., Ltd.	18,568	318,029
Key Coffee, Inc.	22,353	451,883
KFC Holdings Japan Ltd.	19,617	542,748
KH Neochem Co., Ltd.	50,697	1,354,999
Kintetsu Department Store Co., Ltd.	13,058	412,622
Kintetsu World Express, Inc.	48,849	1,016,565
Kisoji Co., Ltd.	29,197	660,520
Kitanotatsujin Corp. (a)	85,336	416,553
Kitz Corp.	109,562	591,545
KLab, Inc. *	44,514	434,574
Koa Corp.	42,122	578,054
Koatsu Gas Kogyo Co., Ltd.	39,954	290,052
Kohnan Shoji Co., Ltd.	34,366	1,064,514
Komatsu Matere Co., Ltd.	48,708	445,157
KOMEDA Holdings Co., Ltd.	44,633	796,139
Komeri Co., Ltd.	37,998	1,033,079
Komori Corp.	62,045	424,244
Konishi Co., Ltd.	36,345	554,891
Konoike Transport Co., Ltd.	49,201	489,297
Koshidaka Holdings Co., Ltd.	64,787	246,660
Kumagai Gumi Co., Ltd.	48,418	1,096,747
Kumiai Chemical Industry Co., Ltd.	134,166	1,313,675
Security	Number of Shares	Value ($)
Kura Sushi, Inc.	13,150	712,515
Kurabo Industries Ltd.	27,558	486,807
Kureha Corp.	27,340	1,389,614
Kurimoto Ltd.	15,425	253,102
KYB Corp. *	27,405	661,767
Kyodo Printing Co., Ltd.	10,201	285,462
Kyoei Steel Ltd.	28,270	405,038
Kyokuto Kaihatsu Kogyo Co., Ltd.	39,006	516,589
Kyokuyo Co., Ltd.	16,556	443,769
KYORIN Holdings, Inc.	53,824	968,858
Kyosan Electric Manufacturing Co., Ltd.	68,294	275,730
LEC, Inc.	34,194	507,622
Leopalace21 Corp. *	324,354	482,137
Life Corp.	28,555	1,009,112
LIFULL Co., Ltd.	94,660	354,947
Litalico, Inc. *	11,836	402,952
M&A Capital Partners Co., Ltd. *	17,194	1,038,813
Macnica Fuji Electronics Holdings, Inc.	63,185	1,252,490
Macromill, Inc.	52,340	326,262
Maeda Kosen Co., Ltd.	28,113	700,163
Maezawa Kyuso Industries Co., Ltd.	12,505	277,023
Makino Milling Machine Co., Ltd.	28,557	1,150,222
Mandom Corp.	49,414	775,744
Marudai Food Co., Ltd.	30,185	479,660
Maruha Nichiro Corp.	49,778	1,013,939
Marusan Securities Co., Ltd.	82,495	374,995
Maruwa Co., Ltd.	11,190	1,189,021
Maruwa Unyu Kikan Co., Ltd.	27,642	1,226,030
Maruzen Showa Unyu Co., Ltd.	21,774	698,480
Marvelous, Inc.	46,802	407,091
Matsuda Sangyo Co., Ltd.	18,525	305,745
Matsuya Co., Ltd.	50,399	347,513
Matsuyafoods Holdings Co., Ltd.	10,722	352,687
Max Co., Ltd.	52,984	711,365
Maxell Holdings Ltd. *	56,462	649,766
Maxvalu Tokai Co., Ltd.	14,444	361,256
MCJ Co., Ltd.	86,830	798,561
MCUBS MidCity Investment Corp.	571	451,762
Media Do Co., Ltd.	8,280	595,541
Medical Data Vision Co., Ltd. *(a)	22,468	672,262
Megachips Corp.	26,728	732,313
Meidensha Corp.	56,130	978,608
Meisei Industrial Co., Ltd.	60,440	450,366
Meitec Corp.	34,143	1,573,312
Menicon Co., Ltd.	34,521	2,145,251
METAWATER Co., Ltd.	30,644	694,431
Micronics Japan Co., Ltd. *	42,264	399,233
Mie Kotsu Group Holdings, Inc.	80,740	361,598
Milbon Co., Ltd.	25,361	1,449,547
Mimasu Semiconductor Industry Co., Ltd.	19,643	527,455
Ministop Co., Ltd.	17,236	223,146
Mirait Holdings Corp.	125,296	1,880,491
Miroku Jyoho Service Co., Ltd.	26,476	517,713
Mitsubishi Estate Logistics REIT Investment Corp.	102	389,806
Mitsubishi Logisnext Co., Ltd.	89,590	951,961
Mitsubishi Pencil Co., Ltd.	63,678	880,591
Mitsubishi Research Institute, Inc.	8,264	329,688
Mitsuboshi Belting Ltd.	29,557	462,311
Mitsui E&S Holdings Co., Ltd. *	103,954	339,950
Mitsui Fudosan Logistics Park, Inc.	141	670,688
Mitsui High-Tec, Inc.	31,330	865,011
Mitsui Sugar Co., Ltd.	21,150	362,861
Mitsui-Soko Holdings Co., Ltd.	28,601	616,317
Mitsuuroko Group Holdings Co., Ltd.	59,506	737,298
Mizuho Leasing Co., Ltd.	57,468	1,530,459
Mizuno Corp.	25,591	444,698
Modec, Inc.	27,755	471,123
Monex Group, Inc.	251,445	841,566

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Monogatari Corp.	6,280	694,398
Mori Trust Sogo REIT, Inc.	342	412,597
Moriroku Holdings Co., Ltd.	15,830	301,950
Morita Holdings Corp.	62,582	1,070,691
MOS Food Services, Inc.	34,166	885,646
MTI Ltd.	36,376	293,729
Musashi Seimitsu Industry Co., Ltd.	59,116	872,496
Nachi-Fujikoshi Corp.	25,310	1,046,139
Nagaileben Co., Ltd.	33,686	872,880
Nagatanien Holdings Co., Ltd.	18,684	403,155
Neturen Co., Ltd.	44,099	188,618
Nextage Co., Ltd.	45,756	609,056
Nichi-iko Pharmaceutical Co., Ltd.	63,410	608,104
Nichias Corp.	76,549	1,789,019
Nichiban Co., Ltd.	17,688	274,968
Nichicon Corp.	87,149	914,323
Nichiden Corp.	18,050	408,170
Nichiha Corp.	38,804	1,213,148
Nichireki Co., Ltd.	28,730	450,753
Nihon Chouzai Co., Ltd.	18,230	264,862
Nihon Nohyaku Co., Ltd.	55,197	281,080
Nihon Parkerizing Co., Ltd.	129,784	1,362,872
Nihon Trim Co., Ltd.	5,942	231,640
Nikkiso Co., Ltd.	86,346	823,920
Nippon Beet Sugar Manufacturing Co., Ltd.	15,288	233,993
Nippon Carbon Co., Ltd.	14,498	519,300
Nippon Ceramic Co., Ltd.	29,994	824,673
Nippon Chemi-Con Corp. *	20,308	294,468
Nippon Denko Co., Ltd. *	165,546	361,971
Nippon Densetsu Kogyo Co., Ltd.	48,043	993,802
Nippon Flour Mills Co., Ltd.	66,951	1,044,635
Nippon Gas Co., Ltd.	50,764	2,570,452
Nippon Holdings Co., Ltd.	71,323	1,389,867
Nippon Kanzai Co., Ltd.	22,759	452,670
Nippon Koei Co., Ltd.	18,802	511,184
Nippon Light Metal Holdings Co., Ltd.	81,625	1,402,752
Nippon Parking Development Co., Ltd.	216,125	263,226
NIPPON REIT Investment Corp.	149	500,834
Nippon Seiki Co., Ltd.	62,158	659,879
Nippon Sharyo Ltd. *	10,002	238,072
Nippon Sheet Glass Co., Ltd. *	125,587	482,957
Nippon Signal Company Ltd.	77,540	692,302
Nippon Soda Co., Ltd.	36,405	959,046
Nippon Steel Trading Corp.	19,960	679,530
Nippon Suisan Kaisha Ltd.	363,055	1,396,165
Nippon Thompson Co., Ltd.	93,699	294,733
Nippon Yakin Kogyo Co., Ltd.	19,254	304,667
Nishi-Nippon Financial Holdings, Inc.	206,278	1,430,247
Nishimatsu Construction Co., Ltd.	70,738	1,316,056
Nishimatsuya Chain Co., Ltd.	63,159	952,155
Nishio Rent All Co., Ltd.	22,098	430,834
Nissei ASB Machine Co., Ltd.	10,367	566,693
Nissha Co., Ltd.	53,290	703,208
Nissin Corp.	13,610	158,191
Nissin Electric Co., Ltd.	62,386	697,000
Nissin Sugar Co., Ltd.	16,120	285,994
Nitta Corp.	24,867	526,076
Nittetsu Mining Co., Ltd.	8,847	448,819
Nitto Boseki Co., Ltd.	38,626	1,574,304
Nitto Kogyo Corp.	35,827	637,688
Nitto Kohki Co., Ltd.	15,188	242,367
Nohmi Bosai Ltd.	28,571	620,054
Nojima Corp.	43,825	1,147,372
Nomura Co., Ltd.	109,943	822,398
Noritake Co., Ltd.	17,875	502,437
Noritsu Koki Co., Ltd.	27,158	580,274
Noritz Corp.	47,498	733,822
North Pacific Bank Ltd.	372,104	831,458
Security	Number of Shares	Value ($)
NSD Co., Ltd.	97,379	1,863,065
NTN Corp. *	589,406	1,232,227
Obara Group, Inc.	14,825	481,964
Ohsho Food Service Corp.	15,169	872,827
Oiles Corp.	48,208	736,932
Okabe Co., Ltd.	54,890	424,276
Okamoto Industries, Inc.	19,492	761,735
Okamura Corp.	111,640	1,003,181
Okasan Securities Group, Inc.	213,252	754,639
Oki Electric Industry Co., Ltd.	114,030	990,757
Okumura Corp.	49,043	1,148,060
Okuwa Co., Ltd.	39,800	511,074
Onoken Co., Ltd.	20,574	239,726
Onward Holdings Co., Ltd.	153,949	273,129
Open Door, Inc. *	18,438	222,971
Optex Group Co., Ltd.	44,718	809,234
Optim Corp. *(a)	28,409	839,125
Optorun Co., Ltd.	13,182	276,092
Organo Corp.	9,232	525,013
Osaka Organic Chemical Industry Ltd.	21,941	609,992
Osaka Soda Co., Ltd.	27,666	649,232
OSAKA Titanium Technologies Co., Ltd.	26,482	213,329
Osaki Electric Co., Ltd.	59,325	314,048
OSJB Holdings Corp.	147,198	333,145
Outsourcing, Inc.	144,621	1,988,842
Oyo Corp.	29,610	345,012
Pacific Industrial Co., Ltd.	60,812	625,761
Pacific Metals Co., Ltd.	18,450	327,332
PAL GROUP Holdings Co., Ltd.	31,388	343,153
Paramount Bed Holdings Co., Ltd.	28,925	1,183,075
Pasona Group, Inc.	26,038	450,468
PC Depot Corp.	41,635	238,371
PIA Corp. (a)	8,262	215,117
Piolax, Inc.	32,485	486,301
Plenus Co., Ltd.	33,759	562,353
Poletowin Pitcrew Holdings, Inc.	41,002	377,482
Premier Investment Corp.	436	500,078
Press Kogyo Co., Ltd.	121,531	353,142
Pressance Corp. (a)	44,495	748,446
Prestige International, Inc.	117,432	1,083,381
Prima Meat Packers Ltd.	39,823	1,102,556
Proto Corp.	31,668	319,793
Qol Holdings Co., Ltd.	31,954	319,310
Raito Kogyo Co., Ltd.	61,873	993,884
Raiznext Corp.	63,475	676,296
Raksul, Inc. *	17,070	829,968
Relia, Inc.	54,506	645,029
RENOVA, Inc. *	63,068	1,566,494
Restar Holdings Corp.	35,445	762,097
Rheon Automatic Machinery Co., Ltd.	28,962	307,465
Ricoh Leasing Co., Ltd.	18,701	520,274
Riken Corp.	12,414	263,697
Riken Keiki Co., Ltd.	24,432	655,581
Riken Technos Corp.	60,961	260,739
Riken Vitamin Co., Ltd.	22,348	285,471
Ringer Hut Co., Ltd.	29,448	624,685
Riso Kagaku Corp.	34,169	423,037
Riso Kyoiku Co., Ltd.	122,674	370,581
Rock Field Co., Ltd.	26,730	373,489
Rokko Butter Co., Ltd.	15,470	279,951
Rorze Corp.	14,336	745,156
Round One Corp.	81,553	671,820
Royal Holdings Co., Ltd.	34,381	587,552
RPA Holdings, Inc. *	38,408	247,889
RS Technologies Co., Ltd.	9,448	404,558
Ryobi Ltd.	36,120	421,212
Ryoden Corp.	17,398	251,606
Ryosan Co., Ltd.	33,016	587,338
Ryoyo Electro Corp.	27,630	729,204

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
S Foods, Inc.	25,899	779,888
S-Pool, Inc.	82,400	601,356
Sagami Holdings Corp. *	26,070	310,765
Saibu Gas Co., Ltd.	31,944	1,087,520
Saizeriya Co., Ltd.	41,409	710,833
Sakai Chemical Industry Co., Ltd.	19,780	368,569
Sakai Moving Service Co., Ltd.	12,450	617,276
Sakata INX Corp.	56,311	625,348
Sakata Seed Corp.	44,018	1,420,480
SAMTY Co., Ltd.	41,177	653,146
San ju San Financial Group, Inc.	32,907	404,257
San-A Co., Ltd.	24,621	952,728
San-Ai Oil Co., Ltd.	73,228	810,406
Sangetsu Corp.	79,554	1,117,685
Sanken Electric Co., Ltd.	30,520	1,116,603
Sanki Engineering Co., Ltd.	74,441	820,261
Sankyo Tateyama, Inc.	38,084	279,398
Sanshin Electronics Co., Ltd.	24,375	501,642
Sanyo Chemical Industries Ltd.	14,593	626,964
Sanyo Denki Co., Ltd.	11,886	588,173
Sanyo Electric Railway Co., Ltd.	21,731	423,679
Sanyo Special Steel Co., Ltd. *	30,060	360,345
Sato Holdings Corp.	31,977	620,374
SB Technology Corp.	13,036	452,556
SBS Holdings, Inc.	23,714	572,638
Seikagaku Corp.	51,953	494,743
Seiko Holdings Corp.	38,121	491,341
Seiren Co., Ltd.	60,525	885,746
Sekisui Jushi Corp.	37,416	785,817
Senko Group Holdings Co., Ltd.	158,871	1,477,870
Senshu Ikeda Holdings, Inc.	358,648	522,795
Shibaura Machine Co., Ltd.	35,637	786,389
Shibuya Corp.	27,888	976,180
SHIFT, Inc. *	13,527	2,006,835
Shikoku Chemicals Corp.	48,109	549,949
Shima Seiki Manufacturing Ltd.	39,478	659,134
Shimachu Co., Ltd.	52,106	2,738,345
Shin Nippon Air Technologies Co., Ltd.	19,248	413,294
Shin-Etsu Polymer Co., Ltd.	50,124	451,849
Shinko Electric Industries Co., Ltd.	92,414	2,048,130
Shinko Shoji Co., Ltd.	44,234	325,790
Shinmaywa Industries Ltd.	78,033	618,128
Shinnihon Corp.	36,972	301,378
Shinwa Co., Ltd.	14,605	302,114
Shizuoka Gas Co., Ltd.	80,435	762,889
Shoei Co., Ltd.	32,680	1,129,814
Shoei Foods Corp.	17,228	622,868
Showa Sangyo Co., Ltd.	33,317	1,009,654
Siix Corp.	47,204	708,909
Sinanen Holdings Co., Ltd.	14,552	412,801
Sinfonia Technology Co., Ltd.	33,897	428,446
Sinko Industries Ltd.	26,893	443,080
Sintokogio Ltd.	65,705	448,010
Sodick Co., Ltd.	52,287	417,694
Solasto Corp.	60,936	886,501
SOSiLA Logistics REIT, Inc.	176	210,305
Sourcenext Corp.	122,714	368,348
Sparx Group Co., Ltd.	133,750	301,427
SRA Holdings	9,066	215,619
ST Corp.	14,612	285,444
St Marc Holdings Co., Ltd.	18,189	250,660
Star Micronics Co., Ltd.	42,795	603,706
Starts Corp., Inc.	41,576	1,123,977
Starzen Co., Ltd.	10,818	440,397
Stella Chemifa Corp.	13,158	422,722
Strike Co., Ltd.	20,495	1,242,181
Sumitomo Densetsu Co., Ltd.	19,754	491,411
Sumitomo Mitsui Construction Co., Ltd.	203,360	836,648
Sumitomo Riko Co., Ltd.	50,338	247,647
Security	Number of Shares	Value ($)
Sumitomo Seika Chemicals Co., Ltd.	12,068	480,290
Sun Frontier Fudousan Co., Ltd.	38,910	343,669
Suruga Bank Ltd.	248,102	801,826
SWCC Showa Holdings Co., Ltd.	34,018	525,888
Systena Corp.	93,779	1,933,588
T Hasegawa Co., Ltd.	29,600	571,136
T-Gaia Corp.	27,213	479,930
Tachi-S Co., Ltd.	37,341	402,864
Tachibana Eletech Co., Ltd.	25,216	398,281
Tadano Ltd.	158,306	1,249,445
Taihei Dengyo Kaisha Ltd.	21,308	492,674
Taikisha Ltd.	38,793	1,033,116
Taiko Pharmaceutical Co., Ltd.	36,855	595,547
Taiyo Holdings Co., Ltd.	23,246	1,428,980
Takamatsu Construction Group Co., Ltd.	20,436	399,215
Takara Leben Co., Ltd.	121,840	345,861
Takara Standard Co., Ltd.	63,469	839,964
Takasago International Corp.	20,344	491,651
Takasago Thermal Engineering Co., Ltd.	84,735	1,164,471
Takeuchi Manufacturing Co., Ltd.	47,104	1,109,897
Taki Chemical Co., Ltd.	6,516	415,549
Takuma Co., Ltd.	102,033	1,754,449
Tama Home Co., Ltd.	19,798	273,213
Tamron Co., Ltd.	17,871	274,042
Tamura Corp.	102,394	525,349
Tanseisha Co., Ltd.	48,192	352,168
Tatsuta Electric Wire & Cable Co., Ltd.	41,831	248,719
Tayca Corp.	23,390	328,167
TechMatrix Corp.	30,619	674,191
Teikoku Electric Manufacturing Co., Ltd.	20,944	250,063
Teikoku Sen-I Co., Ltd.	28,612	706,005
Tekken Corp.	17,997	311,183
Tenma Corp.	18,040	329,919
The Aichi Bank Ltd.	11,228	331,645
The Akita Bank Ltd.	23,451	313,280
The Aomori Bank Ltd.	26,568	619,899
The Awa Bank Ltd.	49,870	1,228,158
The Bank of Iwate Ltd.	23,155	492,078
The Bank of Nagoya Ltd.	23,942	621,310
The Bank of Okinawa Ltd.	29,153	825,594
The Chukyo Bank Ltd.	15,955	327,286
The Ehime Bank Ltd.	49,414	509,423
The Fukui Bank Ltd.	29,379	562,082
The Hokkoku Bank Ltd.	31,832	880,398
The Hyakugo Bank Ltd.	280,184	851,770
The Hyakujushi Bank Ltd.	34,631	537,358
The Japan Steel Works Ltd.	86,760	2,121,678
The Japan Wool Textile Co., Ltd.	86,062	871,556
The Juroku Bank Ltd.	47,699	907,093
The Keiyo Bank Ltd.	165,282	724,372
The Kiyo Bank Ltd.	87,389	1,332,520
The Michinoku Bank Ltd.	22,346	253,515
The Miyazaki Bank Ltd.	21,047	464,235
The Musashino Bank Ltd.	44,022	670,409
The Nanto Bank Ltd.	43,250	776,032
The Nippon Road Co., Ltd.	8,224	582,837
The Nisshin Oillio Group Ltd.	32,006	891,963
The Ogaki Kyoritsu Bank Ltd.	53,605	1,207,044
The Oita Bank Ltd.	21,341	475,836
The Okinawa Electric Power Co., Inc.	60,480	841,587
The Pack Corp.	14,666	406,752
The San-In Godo Bank Ltd.	206,854	1,081,136
The Shibusawa Warehouse Co., Ltd.	12,743	274,474
The Shikoku Bank Ltd.	49,837	338,380
The Shimizu Bank Ltd.	14,922	270,463
The Sumitomo Warehouse Co., Ltd.	72,456	938,054
The Tochigi Bank Ltd.	136,544	239,631
The Toho Bank Ltd.	259,344	564,575
The Towa Bank Ltd.	48,375	297,835

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The Yamagata Bank Ltd.	42,096	476,772
The Yamanashi Chuo Bank Ltd.	41,655	295,210
TKC Corp.	19,572	1,302,610
Toa Corp.	23,588	450,157
Toa Corp. Hyogo	29,122	242,974
Toagosei Co., Ltd.	172,225	2,064,553
TOC Co., Ltd.	70,316	430,898
Tocalo Co., Ltd.	70,189	838,027
Toei Co., Ltd.	9,352	1,501,342
Toenec Corp.	9,964	354,509
Toho Co., Ltd.	13,096	255,452
Toho Holdings Co., Ltd.	73,193	1,335,759
Toho Titanium Co., Ltd.	46,624	308,069
Toho Zinc Co., Ltd. *	19,491	381,315
Tokai Corp.	24,918	485,814
TOKAI Holdings Corp.	160,534	1,525,670
Tokai Tokyo Financial Holdings, Inc.	300,939	888,892
Token Corp.	10,209	792,048
Tokushu Tokai Paper Co., Ltd.	11,316	580,586
Tokyo Dome Corp. (a)	126,552	1,634,769
Tokyo Electron Device Ltd.	8,838	265,288
Tokyo Kiraboshi Financial Group, Inc.	46,591	509,362
Tokyo Seimitsu Co., Ltd.	53,300	2,353,838
Tokyo Steel Manufacturing Co., Ltd.	114,508	720,376
Tokyotokeiba Co., Ltd.	20,660	1,024,332
Tokyu Construction Co., Ltd.	95,211	428,233
Tokyu REIT, Inc.	303	441,388
TOMONY Holdings, Inc.	203,862	652,984
Tomy Co., Ltd.	124,860	1,117,184
Tonami Holdings Co., Ltd.	8,756	491,226
Topcon Corp.	143,498	1,826,151
Toppan Forms Co., Ltd.	51,922	496,937
Topre Corp.	59,399	742,808
Topy Industries Ltd. *	24,092	249,064
Toridoll Holdings Corp.	64,358	865,307
Torii Pharmaceutical Co., Ltd.	17,717	537,754
Torishima Pump Manufacturing Co., Ltd.	29,022	233,790
Tosei Corp.	34,484	384,607
Tosho Co., Ltd.	21,774	277,722
Totetsu Kogyo Co., Ltd.	37,444	1,005,449
Towa Corp.	33,230	578,079
Towa Pharmaceutical Co., Ltd.	36,324	662,210
Toyo Construction Co., Ltd.	102,524	390,334
Toyo Corp.	30,919	313,712
Toyo Ink SC Holdings Co., Ltd.	52,847	993,843
Toyo Kanetsu KK	10,478	214,132
Toyo Tanso Co., Ltd.	19,452	332,797
TPR Co., Ltd.	37,781	473,916
Trancom Co., Ltd.	8,457	679,642
Transcosmos, Inc.	37,192	963,015
Tri Chemical Laboratories, Inc.	8,638	1,168,853
Trusco Nakayama Corp.	54,016	1,349,947
TSI Holdings Co., Ltd.	101,885	196,393
Tsubaki Nakashima Co., Ltd.	54,506	460,511
Tsubakimoto Chain Co.	45,180	1,095,759
Tsugami Corp.	62,954	996,155
Tsukishima Kikai Co., Ltd.	45,446	523,430
Tsukui Holdings Corp.	66,664	369,521
Tsurumi Manufacturing Co., Ltd.	28,926	474,633
UACJ Corp.	46,051	790,960
Uchida Yoko Co., Ltd.	11,550	568,223
Union Tool Co.	12,048	354,132
Unipres Corp.	49,556	425,343
United Arrows Ltd.	37,778	530,033
United Super Markets Holdings, Inc.	76,547	793,549
Unitika Ltd. *	80,850	293,084
UT Group Co., Ltd. *	37,960	1,199,503
V Technology Co., Ltd.	11,512	581,810
Valor Holdings Co., Ltd.	54,512	1,355,024
Security	Number of Shares	Value ($)
Valqua Ltd.	20,645	370,234
ValueCommerce Co., Ltd.	21,784	727,004
Vector, Inc. *	35,798	315,839
Vision, Inc./Tokyo Japan *	34,322	380,496
Vital KSK Holdings, Inc.	43,579	359,832
VT Holdings Co., Ltd.	120,191	432,238
W-Scope Corp. *(a)	40,506	305,325
Wacom Co., Ltd.	203,693	1,885,051
Wakita & Co., Ltd.	57,440	630,725
Warabeya Nichiyo Holdings Co., Ltd.	17,370	231,878
WATAMI Co., Ltd.	24,761	210,626
WDB Holdings Co., Ltd.	10,976	298,939
Weathernews, Inc.	8,100	435,004
World Co., Ltd.	24,060	295,804
Xebio Holdings Co., Ltd.	29,334	213,799
YA-MAN Ltd.	35,064	781,479
Yahagi Construction Co., Ltd.	30,986	268,035
YAKUODO Holdings Co., Ltd.	14,468	333,135
YAMABIKO Corp.	49,165	666,692
Yamashin-Filter Corp.	48,568	496,509
Yamazen Corp.	88,999	848,382
Yellow Hat Ltd.	42,322	653,449
Yodogawa Steel Works Ltd.	37,535	710,204
Yokogawa Bridge Holdings Corp.	41,655	791,755
Yokohama Reito Co., Ltd.	59,480	484,853
Yokowo Co., Ltd.	27,164	632,502
Yondoshi Holdings, Inc.	27,847	497,788
Yonex Co., Ltd.	53,564	307,181
Yorozu Corp.	27,699	300,167
Yoshinoya Holdings Co., Ltd.	88,522	1,618,057
Yuasa Trading Co., Ltd.	22,624	710,560
Yurtec Corp.	53,482	341,074
Zenrin Co., Ltd.	46,240	574,702
ZERIA Pharmaceutical Co., Ltd.	52,157	934,349
ZIGExN Co., Ltd.	78,056	244,779
Zojirushi Corp.	60,229	1,089,349
Zuiko Corp.	22,428	235,088
Zuken, Inc.	19,314	489,356
		523,320,678

Netherlands 1.6%
Accell Group N.V. *	30,945	973,531
AMG Advanced Metallurgical Group N.V.	40,902	1,108,685
APERAM S.A.	67,482	2,583,102
Arcadis N.V. *	99,629	3,058,060
B&S Group Sarl *	34,605	328,672
Basic-Fit N.V *	57,213	2,087,364
BE Semiconductor Industries N.V.	100,682	5,276,290
Boskalis Westminster *	114,434	2,648,742
Brunel International N.V. *	27,323	240,552
Corbion N.V.	82,907	4,304,122
Eurocommercial Properties N.V. *	66,936	1,157,795
Flow Traders	39,831	1,283,578
ForFarmers N.V.	49,271	317,676
Fugro N.V. CVA *(a)	127,751	717,317
Intertrust N.V. *	122,751	2,123,229
Koninklijke BAM Groep N.V. *	354,589	767,728
NIBC Holding N.V. *	53,814	480,217
NSI N.V.	25,530	1,030,690
OCI N.V. *	133,777	2,334,750
PostNL N.V. *	653,831	2,240,752
SBM Offshore N.V.	222,860	4,218,708
Sligro Food Group N.V. *	47,282	1,023,713
TKH Group N.V.	58,360	2,754,710
TomTom N.V. *	94,632	774,845

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Vastned Retail N.V.	24,611	674,168
Wereldhave N.V. (a)	58,407	766,435
		45,275,431

New Zealand 1.1%
Argosy Property Ltd.	1,147,767	1,201,909
Arvida Group Ltd.	749,668	911,479
Chorus Ltd.	630,189	3,631,754
EBOS Group Ltd.	132,073	2,311,240
Freightways Ltd.	218,199	1,426,157
Genesis Energy Ltd.	708,961	1,609,373
Goodman Property Trust	1,513,122	2,552,213
Heartland Group Holdings Ltd.	637,332	649,479
Infratil Ltd.	709,930	2,968,686
Kathmandu Holdings Ltd. *	790,856	678,092
Oceania Healthcare Ltd.	521,993	476,914
Precinct Properties New Zealand Ltd.	1,469,509	1,776,366
Pushpay Holdings Ltd. *	1,003,788	1,248,668
Restaurant Brands New Zealand Ltd. *	41,521	357,467
Scales Corp., Ltd.	149,730	513,524
SKY Network Television Ltd. *	2,208,080	260,709
Summerset Group Holdings Ltd.	313,781	2,337,568
Synlait Milk Ltd. *	138,100	527,018
Tourism Holdings Ltd. *	199,721	362,139
Vector Ltd.	348,963	1,034,960
Vista Group International Ltd. *	298,768	367,455
Vital Healthcare Property Trust	519,266	1,085,697
Z Energy Ltd. *	644,704	1,445,382
		29,734,249

Norway 2.0%
Atea A.S.A. *	117,492	1,554,780
Austevoll Seafood A.S.A.	122,912	1,124,813
Bakkafrost P/F *	72,142	4,537,079
Bonheur A.S.A.	27,666	727,839
Borregaard A.S.A.	138,373	2,043,582
BW LPG Ltd.	112,806	724,095
BW Offshore Ltd.	129,951	509,733
DNO A.S.A. *	853,336	578,680
Elkem A.S.A.	337,034	1,086,838
Entra A.S.A.	238,122	4,780,400
Frontline Ltd.	127,351	808,831
Grieg Seafood A.S.A. *	75,081	648,522
Kongsberg Gruppen A.S.A.	104,732	1,998,477
NEL A.S.A. *	1,874,559	5,166,541
Nordic Semiconductor A.S.A. *	199,776	2,878,240
Norway Royal Salmon A.S.A.	21,536	499,944
Norwegian Finans Holding A.S.A. *	216,671	1,732,076
Sbanken A.S.A. *	116,798	940,281
Scatec A.S.A.	164,905	5,179,930
SpareBank 1 Oestlandet	42,066	443,620
SpareBank 1 SMN	178,943	1,925,487
SpareBank 1 SR-Bank A.S.A. *	245,495	2,464,208
Stolt-Nielsen Ltd.	35,549	374,491
Storebrand A.S.A. *	648,231	4,624,261
Subsea 7 S.A. *	333,413	3,178,804
TGS Nopec Geophysical Co. A.S.A.	160,211	2,234,047
Veidekke A.S.A. *	150,331	2,213,396
Wallenius Wilhelmsen A.S.A. *	146,558	354,952
		55,333,947

Poland 0.4%
Alior Bank S.A. *	131,754	584,421
AmRest Holdings SE *	95,734	624,519
Asseco Poland S.A.	78,013	1,380,006
Bank Handlowy w Warszawie S.A. *	51,796	469,868
Security	Number of Shares	Value ($)
Bank Millennium S.A. *	813,366	607,203
CCC S.A. *	37,943	631,708
Ciech S.A. *	35,357	280,649
Enea S.A. *	309,699	449,510
Eurocash S.A. *	115,292	439,266
Grupa Azoty S.A. *	73,914	494,995
Jastrzebska Spolka Weglowa S.A. *	72,031	470,277
Kernel Holding S.A.	72,139	931,571
KRUK S.A. *	22,370	843,948
mBank S.A. *	19,840	801,434
Orange Polska S.A. *	910,434	1,537,633
Tauron Polska Energia S.A. *	1,388,794	790,738
Warsaw Stock Exchange	38,566	442,459
		11,780,205

Portugal 0.3%
Altri, SGPS, S.A.	102,452	552,224
Banco Comercial Portugues S.A. *	10,740,631	1,522,480
Corticeira Amorim SGPS S.A.	48,703	594,237
CTT-Correios de Portugal S.A. *	204,104	595,724
Mota-Engil, SGPS, S.A. *	119,026	207,303
NOS, SGPS S.A.	324,789	1,243,240
REN - Redes Energeticas Nacionais, SGPS, S.A.	534,370	1,466,994
Semapa-Sociedade de Investimento e Gestao	34,392	368,612
Sonae, SGPS, S.A.	1,310,032	1,055,415
The Navigator Co. S.A. *	339,400	1,013,351
		8,619,580

Republic of Korea 6.3%
AbClon, Inc. *	18,231	480,262
ABLBio, Inc. *	33,194	830,937
Ace Technologies Corp. *	43,270	950,216
Advanced Process Systems Corp.	16,270	347,734
AfreecaTV Co., Ltd.	9,746	509,077
Ahnlab, Inc.	8,469	484,468
Amicogen, Inc. *	24,851	741,117
Ananti, Inc. *	61,794	474,114
Anterogen Co., Ltd. *	7,145	301,219
Aprogen pharmaceuticals, Inc. *	288,607	366,448
Asiana Airlines, Inc. *	136,702	636,226
BH Co., Ltd. *	31,458	633,965
Binex Co., Ltd. *	31,864	850,916
Binggrae Co., Ltd.	7,218	362,025
Bukwang Pharmaceutical Co., Ltd.	49,934	1,134,915
Cafe24 Corp. *	7,437	356,207
Cellivery Therapeutics, Inc. *	8,578	1,378,310
Chabiotech Co., Ltd. *	59,642	1,018,692
Chong Kun Dang Pharmaceutical Corp.	9,551	1,501,852
Chongkundang Holdings Corp.	4,201	421,410
Chunbo Co., Ltd.	5,725	926,617
CJ CGV Co., Ltd. *	29,166	603,589
CMG Pharmaceutical Co., Ltd. *	136,971	589,202
Com2uSCorp	13,663	1,654,550
Cosmax, Inc.	9,306	801,466
CrystalGenomics, Inc. *	46,054	672,154
Cuckoo Homesys Co., Ltd.	8,044	289,324
CUROCOM Co., Ltd. *	128,609	235,356
Dae Hwa Pharmaceutical Co., Ltd.	14,672	206,181
Daea TI Co., Ltd.	84,783	459,715
Daeduck Electronics Co., Ltd. / New *	44,343	424,776
Daesang Corp.	26,334	585,438
Daewoong Co., Ltd.	28,639	663,857
Daewoong Pharmaceutical Co., Ltd.	6,533	611,057
Daishin Securities Co., Ltd.	49,611	616,467
Daou Technology, Inc.	33,086	644,348

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Dawonsys Co., Ltd.	28,921	548,860
DB HiTek Co., Ltd.	48,209	1,544,448
Dentium Co., Ltd. *	9,212	350,065
DIO Corp. *	16,252	461,909
Dong-A Socio Holdings Co., Ltd.	4,335	493,615
Dong-A ST Co., Ltd.	6,100	481,804
Dongjin Semichem Co., Ltd.	40,265	1,122,566
DongKook Pharmaceutical Co., Ltd.	32,076	743,527
Dongkuk Steel Mill Co., Ltd. *	75,159	506,018
Dongsung Pharmaceutical Co., Ltd. *	24,528	243,828
Dongwon F&B Co., Ltd.	1,574	253,194
Dongwon Industries Co., Ltd.	2,159	423,391
Doosan Co., Ltd.	8,265	413,045
Doosan Fuel Cell Co., Ltd. *	28,514	1,285,842
DoubleUGames Co., Ltd.	12,200	643,875
Duk San Neolux Co., Ltd. *	15,651	446,242
Duzone Bizon Co., Ltd.	25,635	2,444,076
Ecopro BM Co., Ltd.	11,692	1,599,719
Ecopro Co., Ltd.	24,925	1,024,886
Enzychem Lifesciences Corp. *	8,361	803,950
Eo Technics Co., Ltd.	11,334	1,053,968
Eugene Investment & Securities Co., Ltd.	79,919	285,644
Eugene Technology Co., Ltd.	18,470	559,166
Eutilex Co., Ltd. *	14,652	415,772
F&F Co., Ltd.	9,502	731,617
Feelux Co., Ltd. *	104,545	500,735
Foosung Co., Ltd.	69,380	604,422
G-treeBNT Co., Ltd. *	28,530	709,028
GemVax & Kael Co., Ltd. *	47,603	1,013,104
GeneOne Life Science, Inc. *	53,938	1,316,096
Genexine, Inc. *	25,429	2,950,688
GOLFZON Co., Ltd.	4,421	277,673
Grand Korea Leisure Co., Ltd.	26,152	359,234
Green Cross Cell Corp.	8,250	317,982
Green Cross Corp.	7,567	2,444,718
Green Cross Holdings Corp.	38,959	1,253,392
GS Home Shopping, Inc.	3,995	494,614
Halla Holdings Corp.	10,909	359,838
Hana Tour Service, Inc.	12,905	619,272
Hanall Biopharma Co., Ltd. *	52,584	1,651,343
Hancom, Inc. *	22,586	358,216
Handsome Co., Ltd.	18,686	495,625
Hanjin Transportation Co., Ltd.	19,497	861,600
Hankook Technology Group Co., Ltd.	35,597	521,144
Hansae Co., Ltd.	23,882	360,426
Hansol Chemical Co., Ltd.	11,714	1,651,425
Hansol Paper Co., Ltd.	21,547	275,532
Hansol Technics Co., Ltd. *	33,815	268,613
Hanwha General Insurance Co., Ltd. *	105,593	372,159
Hanwha Investment & Securities Co., Ltd. *	145,184	278,809
Harim Holdings Co., Ltd.	41,291	259,713
HDC Holdings Co., Ltd.	51,037	484,288
HLB Life Science Co., Ltd. *	48,668	1,163,317
HMM Co., Ltd. *	380,069	4,585,352
HS Industries Co., Ltd.	58,823	382,744
Huchems Fine Chemical Corp.	29,839	656,617
Hugel, Inc. *	8,657	1,545,907
Huons Co., Ltd.	7,999	451,076
Hyosung Advanced Materials Corp. *	4,382	586,088
Hyosung Chemical Corp.	3,670	442,768
Hyosung Corp.	12,109	878,725
Hyosung Heavy Industries Corp. *	9,901	554,753
Hyosung TNC Co., Ltd.	4,230	705,287
Hyundai Bioland Co., Ltd.	14,897	325,794
Hyundai Bioscience Co., Ltd. *	44,492	454,349
Hyundai Construction Equipment Co., Ltd. *	16,662	510,453
Hyundai Electric & Energy System Co., Ltd. *	30,169	441,677
Security	Number of Shares	Value ($)
Hyundai Elevator Co., Ltd.	31,156	1,124,831
Hyundai Greenfood Co., Ltd.	66,953	508,251
Hyundai Home Shopping Network Corp.	7,623	501,518
Hyundai Rotem Co., Ltd. *	67,246	960,180
i-SENS, Inc.	12,351	301,366
ICD Co., Ltd.	16,389	232,531
Iljin Materials Co., Ltd.	24,043	1,016,865
Ilyang Pharmaceutical Co., Ltd.	17,911	1,040,782
Innocean Worldwide, Inc.	15,089	794,983
Innox Advanced Materials Co., Ltd. *	9,147	372,807
Inscobee, Inc. *	134,338	285,296
Insun ENT Co., Ltd. *	39,412	361,513
INTOPS Co., Ltd.	16,154	328,467
iNtRON Biotechnology, Inc. *	31,173	426,796
IS Dongseo Co., Ltd.	17,715	718,814
ITM Semiconductor Co., Ltd. *	9,871	469,219
JB Financial Group Co., Ltd.	201,628	996,706
Jeil Pharmaceutical Co., Ltd.	10,759	819,650
Jusung Engineering Co., Ltd.	44,862	315,824
JW Holdings Corp.	51,189	264,145
JW Pharmaceutical Corp.	18,891	577,887
JYP Entertainment Corp.	38,309	1,313,837
KC Tech Co., Ltd.	12,795	281,558
KEPCO Engineering & Construction Co., Inc.	16,846	251,194
KH Vatec Co., Ltd. *	21,665	363,188
KIWOOM Securities Co., Ltd.	15,966	1,789,150
KMW Co., Ltd. *	40,924	2,718,281
Koh Young Technology, Inc.	16,339	1,383,547
Kolmar Korea Co., Ltd.	20,475	832,656
Kolmar Korea Holdings Co., Ltd.	9,357	207,172
Kolon Industries, Inc.	24,248	911,587
Komipharm International Co., Ltd. *	53,043	632,748
Korea Asset In Trust Co., Ltd.	78,449	280,745
Korea Electric Terminal Co., Ltd.	9,369	488,538
Korea PetroChemical Ind Co., Ltd.	4,120	910,343
Korea Real Estate Investment & Trust Co., Ltd.	225,984	376,793
Korean Reinsurance Co.	112,123	785,282
Kuk-il Paper Manufacturing Co., Ltd. *	113,534	515,061
Kumho Industrial Co., Ltd.	36,865	341,481
Kumho Tire Co., Inc. *	181,742	634,795
Kwang Dong Pharmaceutical Co., Ltd.	44,044	409,971
L&C Bio Co., Ltd.	18,124	631,404
L&F Co., Ltd.	23,040	1,047,320
LEENO Industrial, Inc.	12,548	1,385,717
LegoChem Biosciences, Inc. *	23,229	1,213,353
LF Corp.	23,307	309,623
LG Hausys Ltd.	7,848	535,470
LG International Corp.	34,996	604,061
LIG Nex1 Co., Ltd.	14,121	386,667
LOTTE Himart Co., Ltd.	15,211	432,322
LOTTE Reit Co., Ltd.	123,691	598,027
Lotte Tour Development Co., Ltd. *	43,010	651,048
LS Electric Co., Ltd.	22,722	1,131,429
Maeil Dairies Co., Ltd.	3,682	232,589
Mcnex Co., Ltd.	15,836	521,641
Medipost Co., Ltd. *	20,162	580,326
MedPacto, Inc. *	17,529	1,699,753
Meritz Financial Group, Inc.	37,776	338,313
Meritz Fire & Marine Insurance Co., Ltd.	83,298	1,087,756
Meritz Securities Co., Ltd.	395,848	1,320,030
Mezzion Pharma Co., Ltd. *	6,903	1,093,575
Mirae Asset Life Insurance Co., Ltd.	102,875	366,763
Namsun Aluminum Co., Ltd. *	79,715	312,650
Naturecell Co., Ltd. *	61,000	532,520
Neowiz *	16,925	354,086
NEPES Corp.	23,794	690,242
NHN KCP Corp.	16,641	1,003,077

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
NICE Holdings Co., Ltd.	27,246	477,676
NICE Information Service Co., Ltd.	47,156	911,968
NKMax Co., Ltd. *	33,348	435,478
NS Shopping Co., Ltd.	21,399	252,367
OptoElectronics Solutions Co., Ltd.	10,554	500,732
Orion Holdings Corp.	31,998	381,703
Oscotec, Inc. *	33,274	1,840,286
Osstem Implant Co., Ltd. *	12,931	614,677
Pan Ocean Co., Ltd. *	264,862	1,017,273
Partron Co., Ltd.	53,120	480,051
Pearl Abyss Corp. *	8,767	1,640,817
Peptron, Inc. *	25,202	356,433
Pharmicell Co., Ltd. *	76,128	1,406,911
PI Advanced Materials Co., Ltd.	18,207	537,218
Poongsan Corp.	26,974	667,921
Posco ICT Co., Ltd.	75,922	483,711
RFHIC Corp.	20,418	694,716
S&S Tech Corp.	19,959	813,475
S&T Motiv Co., Ltd.	10,249	459,401
Sam Chun Dang Pharm Co., Ltd.	18,261	958,804
Samsung Pharmaceutical Co., Ltd. *	74,686	260,866
Samwha Capacitor Co., Ltd.	9,766	517,182
Samyang Corp.	4,797	226,726
Samyang Holdings Corp.	8,325	507,828
Sangsangin Co., Ltd.	65,113	380,716
Sebang Global Battery Co., Ltd.	11,732	465,442
Seegene, Inc.	19,830	3,367,274
Seoul Semiconductor Co., Ltd.	49,910	845,703
SFA Engineering Corp.	25,293	857,157
SFA Semicon Co., Ltd. *	100,868	485,858
Shin Poong Pharmaceutical Co., Ltd. *	45,237	5,396,307
Shinsegae International, Inc.	3,318	476,763
Silicon Works Co., Ltd.	12,643	537,003
SK Chemicals Co., Ltd.	12,575	4,841,128
SK Discovery Co., Ltd.	14,490	882,586
SK Gas Ltd.	4,185	402,786
SK Materials Co., Ltd.	6,408	1,503,915
SK Securities Co., Ltd.	567,017	414,034
SL Corp.	19,326	288,174
SM Entertainment Co., Ltd. *	23,511	631,039
Songwon Industrial Co., Ltd.	28,549	366,360
Soulbrain Co., Ltd. *	5,384	1,237,315
Soulbrain Holdings Co., Ltd.	6,658	259,328
ST Pharm Co., Ltd. *	12,469	889,073
STCUBE *	37,884	284,160
Studio Dragon Corp. *	8,370	607,393
Taekwang Industrial Co., Ltd.	740	513,596
Taeyoung Engineering & Construction Co., Ltd.	28,138	259,372
Telcon RF Pharmaceutical, Inc. *	96,568	582,087
TES Co., Ltd.	17,602	462,101
Tokai Carbon Korea Co., Ltd.	5,839	541,923
Tongyang, Inc.	290,041	317,157
Toptec Co., Ltd.	29,886	347,056
TY Holdings Co., Ltd. *	27,126	580,983
Vieworks Co., Ltd.	10,558	279,085
Webzen, Inc. *	23,662	727,042
Wemade Co., Ltd.	11,260	417,207
WONIK IPS Co., Ltd. *	49,617	1,786,849
YG Entertainment, Inc. *	14,902	589,858
Youlchon Chemical Co., Ltd.	17,374	310,096
Young Poong Corp.	670	308,192
Youngone Corp.	41,047	1,109,128
Youngone Holdings Co., Ltd.	7,633	260,055
Yuanta Securities Korea Co., Ltd. *	112,317	310,596
Yungjin Pharmaceutical Co., Ltd. *	120,189	868,928
Security	Number of Shares	Value ($)
Yuyang DNU Co., Ltd. *(b)	64,139	35,357
Zinus, Inc.	11,109	1,039,069
		177,805,421

Singapore 0.9%
AEM Holdings Ltd.	279,023	739,368
AIMS APAC REIT	763,585	683,961
ARA LOGOS Logistics Trust	1,464,240	655,777
Ascendas India Trust	1,172,875	1,199,402
Asian Pay Television Trust	2,389,582	214,040
Best World International Ltd. *(b)	321,868	—
CapitaLand Retail China Trust	988,874	885,757
CDL Hospitality Trusts	1,134,458	1,066,968
China Hongxing Sports Ltd. *(b)	884,000	—
Cromwell European Real Estate Investment Trust	1,823,305	1,057,803
Eagle Hospitality Trust *(b)	940,343	64,413
ESR-REIT	3,243,588	980,558
Far East Hospitality Trust	1,283,126	608,185
First Real Estate Investment Trust	784,700	248,934
First Resources Ltd.	724,825	730,398
Frasers Centrepoint Trust	1,506,973	2,609,672
Frasers Hospitality Trust	1,013,456	400,934
Keppel Infrastructure Trust	4,929,659	2,023,821
Keppel Pacific Oak US REIT	1,030,337	721,236
Lendlease Global Commercial REIT	1,304,397	662,081
Lippo Malls Indonesia Retail Trust *	2,930,839	179,390
Manulife US Real Estate Investment Trust	1,953,543	1,455,390
OUE Commercial Real Estate Investment Trust	2,939,989	833,915
Parkway Life Real Estate Investment Trust	536,920	1,599,097
Prime US REIT	798,624	610,947
Raffles Medical Group Ltd.	1,306,065	809,162
Sabana Shari'ah Compliant Industrial Real Estate Investment Trust	1,486,455	371,697
Sheng Siong Group Ltd.	606,595	706,343
Silverlake Axis Ltd.	1,054,670	208,619
Soilbuild Business Space REIT	1,375,549	508,246
SPH REIT	891,043	552,038
Starhill Global REIT	1,990,850	720,730
Thomson Medical Group Ltd. *	8,974,722	341,652
Yoma Strategic Holdings Ltd. *	1,689,540	353,117
		24,803,651

Spain 1.5%
Acerinox S.A.	235,134	2,429,023
Aedas Homes S.A. *	27,668	615,594
Almirall S.A.	99,304	1,287,655
Applus Services S.A. *	198,244	1,914,900
Atresmedia Corp de Medios de Comunicaion S.A.	116,946	416,035
Banco de Sabadell S.A.	7,792,062	3,033,940
Cia de Distribucion Integral Logista Holdings S.A.	87,238	1,604,965
Cie Automotive S.A.	72,538	1,783,989
Construcciones y Auxiliar de Ferrocarriles S.A. *	25,986	1,097,281
Distribuidora Internacional de Alimentacion S.A. *	2,550,442	439,931
Ebro Foods S.A.	109,467	2,603,174
Ence Energia y Celulosa S.A. *	179,147	621,671
Euskaltel S.A.	134,982	1,472,564
Faes Farma S.A.	390,815	1,760,110
Fluidra S.A.	85,632	1,895,010
Gestamp Automocion S.A.	259,960	1,077,801
Global Dominion Access S.A. *	160,769	680,784

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Indra Sistemas S.A. *	170,969	1,370,237
Lar Espana Real Estate Socimi S.A.	80,098	483,857
Let's GOWEX S.A. *(b)	5,361	—
Liberbank S.A. *	1,823,758	553,030
Mediaset Espana Comunicacion S.A. *	225,090	1,019,390
Melia Hotels International S.A. *	145,667	940,933
Metrovacesa S.A. *	65,316	486,756
Neinor Homes S.A. *	99,745	1,170,479
Pharma Mar S.A.	19,359	2,239,304
Promotora de Informaciones S.A., Class A *	562,375	527,407
Prosegur Cash S.A.	544,103	526,542
Prosegur Cia de Seguridad S.A.	334,898	941,421
Sacyr S.A. *(b)	8,773	20,548
Sacyr S.A.	477,490	1,118,357
Solaria Energia y Medio Ambiente S.A. *	85,947	2,019,184
Tecnicas Reunidas S.A. *(a)	40,666	501,040
Unicaja Banco S.A. *	1,051,728	833,476
Viscofan S.A.	54,169	3,855,417
		43,341,805

Sweden 5.4%
AAK AB	239,738	4,744,428
Adapteo Oyj *	60,827	648,840
AddTech AB, B shares	261,645	3,305,086
AF Poyry AB *	134,410	3,832,762
Arjo AB, B Shares	310,189	2,149,618
Atrium Ljungberg AB, B Shares	63,057	1,292,153
Attendo AB *	148,990	780,696
Avanza Bank Holding AB	172,878	3,813,537
Axfood AB	148,241	3,381,034
Beijer Ref AB	100,603	3,459,432
Betsson AB *	165,730	1,436,369
Bilia AB, A Shares	109,576	1,234,849
BillerudKorsnas AB	247,344	4,002,461
Biotage AB *	90,409	1,513,205
Bonava AB, B Shares *	118,251	1,024,180
Bravida Holding AB	279,221	3,399,738
Bure Equity AB	77,551	2,474,448
Catena AB	34,908	1,571,927
Clas Ohlson AB, B Shares	52,859	513,458
Cloetta AB, B Shares	286,428	808,052
Concentric AB *	51,070	987,980
Dios Fastigheter AB	119,128	1,063,127
Dometic Group AB *	416,123	5,258,878
Electrolux Professional AB, Class B *	314,930	1,657,575
Fabege AB	374,054	5,888,788
Getinge AB, B Shares	314,048	6,727,435
Hansa Biopharma AB *	51,572	1,512,823
Hexpol AB	343,475	3,589,519
Hufvudstaden AB, A Shares	151,779	2,416,108
Indutrade AB *	130,289	7,451,834
Intrum AB (a)	94,428	2,476,184
Investment AB Oresund	42,662	614,750
JM AB	98,253	3,154,531
Karo Pharma AB *	106,863	789,934
Klovern AB, B Shares (a)	702,027	1,159,405
Kungsleden AB	261,719	2,768,793
Lindab International AB	96,784	1,688,959
Loomis AB *	104,540	2,990,787
Mekonomen AB *	59,369	631,899
Modern Times Group MTG AB, B Shares *	92,901	1,374,540
Munters Group AB *	148,983	1,341,758
Mycronic AB	95,347	2,538,200
NCC AB, B Shares	131,726	2,277,155
Nobia AB *	160,343	1,110,244
Nolato AB, B Shares *	24,095	2,171,432
Security	Number of Shares	Value ($)
Nordic Entertainment Group AB, B Shreas *	90,850	4,530,944
Nyfosa AB *	243,525	2,399,717
Pandox AB *	122,358	2,118,072
Peab AB *	286,758	3,119,213
Ratos AB, B Shares	269,743	1,167,343
Resurs Holding AB *	212,215	1,067,808
Sagax AB, Class D	162,529	614,016
Samhallsbyggnadsbolaget i Norden AB (a)	1,323,830	4,515,089
Scandic Hotels Group AB *	189,204	714,349
Sectra AB, B Shares *	35,771	2,861,764
SkiStar AB	56,378	648,201
SSAB AB, A Shares *	366,885	1,162,480
SSAB AB, B Shares *	827,375	2,285,751
Thule Group AB *	145,497	4,914,709
Vitrolife AB *	88,292	2,152,116
Wallenstam AB, B Shares	229,912	3,477,016
Wihlborgs Fastigheter AB	186,659	4,128,450
		150,905,949

Switzerland 4.7%
Allreal Holding AG	19,803	4,195,532
ALSO Holding AG *	3,781	985,658
ams AG *	356,162	9,127,315
APG SGA S.A. *	1,362	300,895
Arbonia AG *	61,208	869,474
Aryzta AG *	1,285,854	937,439
Ascom Holding AG *	49,852	676,221
Autoneum Holding AG *	3,782	658,393
Bachem Holding AG, Class B	7,774	3,190,148
Basilea Pharmaceutica AG *	14,919	874,244
Belimo Holding AG	650	5,492,654
Bell Food Group AG	2,679	751,647
Berner Kantonalbank AG	6,223	1,563,827
BKW AG	25,043	2,594,757
Bobst Group S.A.	11,011	642,805
Bossard Holding AG, Class A	3,700	707,876
Bucher Industries AG	8,989	3,794,980
Burckhardt Compression Holding AG	4,527	1,517,668
Cembra Money Bank AG	41,715	4,856,689
Comet Holding AG	10,306	1,928,462
Conzzeta AG	1,801	2,100,802
COSMO Pharmaceuticals N.V. *	9,677	918,209
Daetwyler Holding AG	10,614	2,895,900
dormakaba Holding AG	4,418	2,486,436
Dufry AG *	67,507	3,780,631
EFG International AG *	102,352	668,177
Emmi AG	2,717	2,612,558
Forbo Holding AG	1,439	2,358,860
Galenica AG	67,992	4,374,830
GAM Holding AG *	205,062	441,700
Hiag Immobilien Holding AG *	4,052	447,586
Huber & Suhner AG	23,727	1,936,844
Idorsia Ltd. *	156,625	4,678,162
Implenia AG	21,969	557,658
Inficon Holding AG	2,676	2,273,107
Interroll Holding AG	788	2,250,061
Intershop Holding AG	1,536	987,465
Kardex Holding AG	8,135	1,595,908
Komax Holding AG *(a)	5,066	1,007,828
Landis & Gyr Group AG *	33,903	2,449,195
LEM Holding S.A.	651	1,209,524
Leonteq AG *	15,181	558,409
Liechtensteinische Landesbank AG	14,881	905,714
Medacta Group S.A. *	8,522	812,381
Mobimo Holding AG *	8,967	2,624,826
Rieter Holding AG	4,264	452,635
Schweiter Technologies AG	1,314	2,098,800

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
SFS Group AG	23,482	2,679,433
Siegfried Holding AG *	5,519	3,889,453
Softwareone Holding AG *	136,072	3,472,068
St. Galler Kantonalbank AG	3,879	1,773,894
Stadler Rail AG *(a)	68,685	3,101,561
Swissquote Group Holding S.A.	12,447	1,186,542
Tecan Group AG	16,579	7,292,343
u-blox Holding AG *	9,674	671,078
Valiant Holding AG	21,911	2,054,837
Valora Holding AG *	4,679	919,985
Vetropack Holding AG *	17,231	1,124,878
Vontobel Holding AG	38,451	2,934,899
VP Bank AG	3,354	403,829
VZ Holding AG	18,594	1,560,968
Ypsomed Holding AG	4,590	724,016
Zehnder Group AG	14,071	770,928
Zur Rose Group AG *	10,625	3,204,048
		132,915,650

United Kingdom 13.5%
888 Holdings plc	369,732	1,340,152
AG Barr plc *	120,960	806,630
Aggreko plc	340,150	2,547,596
Airtel Africa plc	1,417,598	1,514,051
AJ Bell plc	409,807	2,314,286
AO World plc *	395,610	1,840,634
Ascential plc *	547,848	2,457,518
Assura plc	3,630,597	3,625,575
Aston Martin Lagonda Global Holdings plc *(a)	1,087,284	1,052,394
Avon Rubber plc	39,294	2,331,822
Babcock International Group plc	366,477	1,653,226
Balfour Beatty plc *	951,655	3,244,873
Bank of Georgia Group plc *	54,578	816,080
Beazley plc	842,871	4,111,752
Big Yellow Group plc	233,313	3,544,692
Bodycote plc	260,291	2,477,684
Brewin Dolphin Holdings plc	402,312	1,458,244
Britvic plc	369,655	4,044,295
C&C Group plc *	430,661	1,264,898
Cairn Energy plc *	837,031	1,786,847
Calisen plc *	197,488	507,670
Capita plc *	2,277,636	1,290,801
Capital & Counties Properties plc	1,018,259	1,831,147
Carnival plc	183,265	3,247,965
Centamin plc	1,501,792	2,269,622
Chemring Group plc	389,428	1,294,565
Cineworld Group plc	1,400,836	1,064,883
Clarkson plc	36,357	1,242,583
Close Brothers Group plc	208,981	3,610,259
CMC Markets plc	152,996	791,497
Coats Group plc *	1,988,830	1,736,492
Computacenter plc	98,856	2,935,183
Countryside Properties plc	728,599	4,157,386
Cranswick plc	72,027	3,309,813
Crest Nicholson Holdings plc *	343,400	1,346,944
Daily Mail & General Trust plc N.V., Class A	206,121	1,879,491
Dechra Pharmaceuticals plc	146,005	6,561,138
Devro plc	225,232	481,113
Diploma plc	156,145	4,419,379
Dixons Carphone plc	1,396,323	2,058,033
Domino's Pizza Group plc	654,431	2,794,085
Drax Group plc	567,307	2,487,245
Dunelm Group plc *	136,153	2,217,606
Electrocomponents plc	637,678	6,891,529
Elementis plc *	791,732	1,268,402
Energean plc *(a)	144,054	1,380,083
Equiniti Group plc *	449,245	658,541
Security	Number of Shares	Value ($)
Essentra plc *	363,178	1,478,825
Euromoney Institutional Investor plc	147,666	2,010,842
FDM Group Holdings plc	118,698	1,629,048
Ferrexpo plc	400,456	1,134,482
Finablr plc *(b)	225,475	10,288
Firstgroup plc *	1,664,381	1,344,329
Frasers Group plc *	259,464	1,461,104
Funding Circle Holdings plc *	213,840	248,088
Future plc	137,465	3,097,861
G4S plc *	2,163,554	6,383,477
Games Workshop Group plc	45,816	6,018,795
Gamesys Group plc	108,398	1,606,355
Genus plc	90,361	5,018,474
GoCo Group plc	414,372	674,913
Grafton Group plc *	302,007	3,433,199
Grainger plc	918,802	3,464,048
Great Portland Estates plc	352,168	3,021,259
Greencore Group plc	602,956	942,627
Greggs plc *	137,885	3,101,803
Halfords Group plc	277,227	980,796
Hammerson plc (a)	5,483,181	1,583,385
Hays plc *	2,200,330	3,824,689
Helical plc	139,455	677,693
Hill & Smith Holdings plc	110,010	1,938,668
Hochschild Mining plc *	348,749	989,859
Hunting plc	200,710	471,338
Ibstock plc *	534,006	1,388,777
IG Group Holdings plc	511,867	5,507,944
Inchcape plc *	552,362	4,413,522
Indivior plc *	1,010,124	1,363,400
IntegraFin Holdings plc	374,059	2,409,543
Investec plc	921,684	2,283,796
IWG plc *	1,013,358	4,367,106
J.D. Wetherspoon plc *	110,429	1,627,607
John Laing Group plc	685,241	2,894,524
John Wood Group plc *	924,410	3,677,716
Jupiter Fund Management plc	635,545	2,058,422
Just Group plc *	1,428,853	1,068,250
Kainos Group plc	78,948	1,281,658
Keller Group plc	103,382	873,667
Lancashire Holdings Ltd.	335,579	3,328,748
LondonMetric Property plc	1,240,081	3,615,763
Man Group plc	2,043,469	3,211,011
Marks & Spencer Group plc *	2,759,864	4,633,327
Marshalls plc *	275,224	2,601,458
Marston's plc	871,420	707,922
McCarthy & Stone plc *	752,337	1,175,156
Mediclinic International plc	543,436	2,022,733
Micro Focus International plc *	480,687	2,263,420
Mitchells & Butlers plc *	306,998	864,799
Mitie Group plc	1,709,289	869,436
Moneysupermarket.com Group plc	718,790	2,349,150
Morgan Advanced Materials plc	399,984	1,503,205
National Express Group plc *	747,096	2,208,266
NCC Group plc	394,136	1,032,387
Network International Holdings plc *	642,838	2,301,747
Ninety One plc *	453,740	1,281,799
OSB Group plc *	540,049	2,801,415
Oxford Instruments plc *	73,751	1,831,379
Pagegroup plc *	432,780	2,395,487
Paragon Banking Group plc	350,873	1,890,595
Petrofac Ltd. *	373,220	763,594
Petropavlovsk plc *	4,304,779	1,577,577
Pets at Home Group plc	669,485	3,748,578
Playtech plc *	412,397	2,114,190
Plus500 Ltd.	143,411	2,975,300
Polypipe Group plc *	298,056	1,973,681
Premier Oil plc *(a)	1,171,822	317,738
Primary Health Properties plc	1,804,190	3,420,329

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Provident Financial plc *	352,728	1,305,361
PZ Cussons plc	271,614	824,956
QinetiQ Group plc	778,383	3,048,953
Rank Group plc	236,380	455,065
Rathbone Brothers plc	78,506	1,551,179
RDI REIT plc	400,468	496,150
Redde Northgate plc	345,133	1,112,759
Redrow plc *	315,804	2,190,284
Rhi Magnesita N.V.	40,576	1,764,890
Rotork plc	1,207,947	4,812,204
Royal Mail plc	1,288,604	5,293,517
Safestore Holdings plc	284,310	2,920,775
Sanne Group plc	189,303	1,440,554
Savills plc *	183,478	2,253,560
Senior plc *	605,019	582,373
Serco Group plc *	1,693,453	2,568,318
Shaftesbury plc (a)	346,415	2,446,525
SIG plc *	937,154	406,372
Signature Aviation plc *	1,161,828	3,685,408
Sirius Real Estate Ltd.	1,324,309	1,592,984
Softcat plc	171,772	2,600,535
Spectris plc	163,739	5,816,936
Spire Healthcare Group plc *	404,115	724,027
Spirent Communications plc	838,078	2,892,293
SSP Group plc	744,020	3,277,901
ST Modwen Properties plc	242,092	1,173,233
Stagecoach Group plc	569,245	460,162
Synthomer plc	461,867	2,653,912
TalkTalk Telecom Group plc	967,874	1,180,388
TBC Bank Group plc *	47,266	755,967
Telecom Plus plc	87,428	1,669,106
The Go-Ahead Group plc *	62,814	676,748
The Restaurant Group plc *	821,965	703,959
The Unite Group plc *	449,581	5,939,106
TI Fluid Systems plc *	327,304	964,386
TP ICAP plc	782,935	2,215,944
Trainline plc *	648,930	3,931,512
Tritax Big Box REIT plc	2,396,074	5,290,942
Tullow Oil plc *(a)	1,977,484	735,779
UDG Healthcare plc	348,814	3,683,560
Ultra Electronics Holdings plc	96,474	2,730,508
Vectura Group plc *	867,985	1,297,859
Vesuvius plc	295,497	1,933,065
Victrex plc	113,963	3,030,753
Virgin Money UK plc *	1,720,683	2,905,954
Vistry Group plc *	305,124	3,372,904
Watches of Switzerland Group plc *	173,484	1,142,994
WH Smith plc	173,962	3,290,952
William Hill plc *	1,469,192	5,260,592
Wizz Air Holdings plc *	52,258	3,140,911
Workspace Group plc	185,093	1,688,985
		379,403,131
Total Common Stock
(Cost $2,456,013,532)		2,793,294,977

Preferred Stock 0.3% of net assets

Germany 0.3%
Draegerwerk AG & Co. KGaA	10,748	838,260
Jungheinrich AG	68,052	2,979,378
Schaeffler AG	114,069	854,172
Sixt SE	24,489	1,760,553
		6,432,363

Security	Number of Shares	Value ($)
Italy 0.0%
Danieli & C Officine Meccaniche S.p.A. - RSP	60,199	648,090

Republic of Korea 0.0%
Daishin Securities Co., Ltd.	38,643	387,635

Sweden 0.0%
Klovern AB	21,082	795,222
Total Preferred Stock
(Cost $7,153,330)		8,263,310

Rights 0.0% of net assets

Australia 0.0%
Bega Cheese Ltd. expires 12/14/20 *(b)	64,972	41,651

Denmark 0.0%
NKT A/S expires 12/04/20 *	44,846	288,283

Republic of Korea 0.0%
Doosan Fuel Cell Co., Ltd. expires 12/08/20 *(b)	3,720	54,797
Peptron, Inc. expires 12/18/20 *(b)	6,481	15,521
		70,318

Singapore 0.0%
CapitaLand Retail China Trust expires 12/01/20 *(b)	55,377	1,240

Sweden 0.0%
Klovern AB expires 12/03/20 *(a)	695,325	82,953
Total Rights
(Cost $—)		484,445

Warrants 0.0% of net assets

Singapore 0.0%
Ezion Holdings Ltd. expires 04/16/23 *(b)	802,298	—
Total Warrants
(Cost $—)		—

Other Investment Companies 2.4% of net assets

United Kingdom 0.1%
BMO Commercial Property Trust Ltd.	730,508	704,141
Picton Property Income Ltd.	764,572	759,432
UK Commercial Property REIT Ltd.	1,013,917	958,369
		2,421,942

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
United States 2.3%
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.02% (c)	1,536,456	1,536,456
Securities Lending Collateral 2.2%
Wells Fargo Government Money Market Fund, Select Class 0.02% (c)	62,354,040	62,354,040
		63,890,496
Total Other Investment Companies
(Cost $66,890,709)		66,312,438

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 12/18/20	77	7,827,050	47,438
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $58,546,912.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

CVA –	Dutch Certificate
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$1,892,200,180	$—	$—	$1,892,200,180
Australia	170,952,461	—	357,815*	171,310,276
Hong Kong	29,666,061	—	—*	29,666,061
Italy	74,244,014	—	520,438	74,764,452
Republic of Korea	177,770,064	—	35,357	177,805,421
Singapore	24,739,238	—	64,413*	24,803,651
Spain	43,321,257	—	20,548*	43,341,805
United Kingdom	379,392,843	—	10,288	379,403,131
Preferred Stock[1]	8,263,310	—	—	8,263,310
Rights[1]	371,236	—	—	371,236
Australia	—	—	41,651	41,651
Republic of Korea	—	—	70,318	70,318
Singapore	—	—	1,240	1,240
Warrants[1]
Singapore	—	—	—*	—
Other Investment Companies[1]	66,312,438	—	—	66,312,438
Futures Contracts[2]	47,438	—	—	47,438
Total	$2,867,280,540	$—	$1,122,068	$2,868,402,608
*	Level 3 amount shown includes securities determined to have no value at November 30, 2020.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Emerging Markets Equity ETF

Portfolio Holdings as of November 30, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 98.4% of net assets

Brazil 4.7%
Aliansce Sonae Shopping Centers S.A. *	140,739	685,907
Ambev S.A.	5,421,055	14,070,598
Atacadao S.A.	470,125	1,755,282
B2W Cia Digital *	254,981	3,332,745
B3 S.A. - Brasil Bolsa Balcao	2,550,828	26,582,619
Banco Bradesco S.A.	1,548,310	6,223,538
Banco BTG Pactual S.A.	305,183	4,488,660
Banco do Brasil S.A.	1,060,005	6,663,715
Banco Santander Brasil S.A.	442,556	3,216,781
BB Seguridade Participacoes S.A.	824,168	4,370,142
BR Malls Participacoes S.A. *	992,282	1,803,596
BRF S.A. *	812,500	3,323,222
CCR S.A.	1,358,336	3,288,564
Centrais Eletricas Brasileiras S.A.	528,379	3,046,973
Cia Brasileira de Distribuicao	204,105	2,624,188
Cia de Locacao das Americas	404,133	2,043,869
Cia de Saneamento Basico do Estado de Sao Paulo	419,506	3,469,045
Cia de Saneamento do Parana	299,025	1,387,935
Cia Paranaense de Energia	36,988	447,538
Cielo S.A.	1,411,725	930,465
Cogna Educacao *	2,260,015	1,967,912
Companhia Siderurgica Nacional S.A.	815,324	3,558,807
Cosan Logistica S.A. *	136,164	426,733
Cosan S.A.	188,011	2,706,641
CPFL Energia S.A.	222,283	1,293,795
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	355,912	1,788,101
Duratex S.A.	341,452	1,190,548
EDP - Energias do Brasil S.A.	374,795	1,290,801
Embraer S.A. *	882,817	1,327,631
Energisa S.A.	189,269	1,635,413
Eneva S.A. *	209,356	2,263,749
Engie Brasil Energia S.A.	209,349	1,645,672
Equatorial Energia S.A.	1,125,689	4,554,044
Ez Tec Empreendimentos e Participacoes S.A.	127,506	969,407
Fleury S.A.	298,187	1,470,410
Grendene S.A.	382,577	588,126
Hapvida Participacoes e Investimentos S.A.	1,251,005	3,349,237
Hypera S.A.	490,438	2,923,789
IRB Brasil Resseguros S.A.	1,416,228	1,743,284
Itau Unibanco Holding S.A.	575,826	2,753,967
Itau Unibanco Holding S.A. ADR	5,978,785	31,986,500
JBS S.A.	1,219,605	5,241,936
Klabin S.A.	370,175	1,723,678
Localiza Rent a Car S.A.	680,408	8,491,599
Lojas Americanas S.A.	322,490	1,104,075
Lojas Renner S.A.	975,689	8,093,682
M Dias Branco S.A.	100,466	605,465
Magazine Luiza S.A.	3,259,105	14,147,002
Security	Number of Shares	Value ($)
Multiplan Empreendimentos Imobiliarios S.A.	313,670	1,320,219
Natura & Co. Holding S.A. *	1,035,424	9,690,730
Neoenergia S.A.	281,120	950,437
Notre Dame Intermedica Participacoes S.A.	553,636	7,041,034
Odontoprev S.A.	318,666	774,456
Petrobras Distribuidora S.A.	911,879	3,475,743
Petroleo Brasileiro S.A.	4,590,296	21,774,749
Porto Seguro S.A.	116,240	1,022,953
Qualicorp Consultoria e Corretora de Seguros S.A.	318,633	1,962,266
Raia Drogasil S.A.	1,476,764	7,087,502
Rumo S.A. *	1,517,574	5,342,072
Sao Martinho S.A.	200,574	974,541
Sul America S.A.	345,166	2,744,077
Suzano S.A. *	864,847	9,072,130
Telefonica Brasil S.A.	548,299	4,555,458
TIM S.A.	1,003,785	2,514,052
TOTVS S.A.	625,794	3,107,969
Transmissora Alianca de Energia Eletrica S.A.	275,933	1,696,229
Ultrapar Participacoes S.A.	989,334	3,734,237
Vale S.A.	4,078,754	59,066,831
Via Varejo S.A. *	1,445,839	4,764,747
WEG S.A.	914,223	12,487,470
YDUQS Participacoes S.A.	375,030	2,299,136
		372,056,424

Chile 0.5%
AES Gener S.A.	3,740,015	658,256
Aguas Andinas S.A., A Shares	3,128,477	901,390
Banco de Chile	54,743,501	4,792,545
Banco de Credito e Inversiones S.A.	58,349	2,023,498
Banco Santander Chile	77,983,035	3,365,238
Cencosud S.A.	1,684,325	2,891,348
Cencosud Shopping S.A.	599,322	990,679
Cia Cervecerias Unidas S.A.	198,877	1,397,530
Colbun S.A.	8,646,282	1,375,235
Empresa Nacional de Telecomunicaciones S.A.	161,666	973,752
Empresas CMPC S.A.	1,512,612	3,254,059
Empresas COPEC S.A.	605,562	4,776,410
Enel Americas S.A.	36,253,668	5,227,508
Enel Chile S.A.	32,241,590	2,230,762
Engie Energia Chile S.A.	588,037	705,310
Falabella S.A.	991,626	3,375,534
Itau CorpBanca Chile S.A.	219,058,372	631,160
Parque Arauco S.A.	743,552	1,145,820
Plaza S.A.	339,500	552,828
		41,268,862

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
China 45.4%
360 Security Technology, Inc., A Shares	140,300	353,951
3SBio, Inc. *	1,550,796	1,536,293
51job, Inc. ADR *	34,325	2,419,913
A-Living Smart City Services Co., Ltd., H Shares	425,214	1,790,808
ADAMA Ltd., A Shares	299,100	381,378
AECC Aviation Power Co., Ltd., A Shares	186,300	1,283,158
Agile Group Holdings Ltd.	1,744,047	2,519,616
Agricultural Bank of China Ltd., A Shares	11,626,700	5,813,394
Agricultural Bank of China Ltd., H Shares	37,694,260	14,294,889
Aier Eye Hospital Group Co., Ltd., A Shares	357,160	3,321,939
Air China Ltd., H Shares	2,878,640	2,328,162
Aisino Corp., A Shares	255,200	537,165
Alibaba Group Holding Ltd. ADR *	2,175,237	572,870,416
Alibaba Health Information Technology Ltd. *	5,307,359	15,608,873
Alibaba Pictures Group Ltd. *	16,923,229	2,270,256
Alpha Group., A Shares *	343,400	412,292
Aluminum Corp. of China Ltd., H Shares *	6,848,057	2,703,006
An Hui Wenergy Co., Ltd., A Shares	1,133,100	716,373
Angang Steel Co., Ltd., H Shares	2,284,510	981,286
Angel Yeast Co., Ltd., A Shares	80,200	560,673
Anhui Conch Cement Co., Ltd., A Shares	310,100	2,662,733
Anhui Conch Cement Co., Ltd., H Shares	1,506,767	9,640,199
Anhui Expressway Co., Ltd., A Shares	754,101	699,096
Anhui Expressway Co., Ltd., H Shares	584,960	333,508
Anhui Gujing Distillery Co., Ltd., A Shares	57,104	1,832,896
ANTA Sports Products Ltd.	1,490,753	20,267,703
Asymchem Laboratories Tianjin Co., Ltd., A Shares	15,200	555,105
Autobio Diagnostics Co., Ltd.	12,800	282,030
Autohome, Inc. ADR	71,319	6,733,940
Avary Holding Shenzhen Co., Ltd., A Shares	71,200	602,175
AVIC Aircraft Co., Ltd., A Shares	230,800	1,092,625
Avic Capital Co., Ltd., A Shares	875,400	618,638
AVIC Electromechanical Systems Co., Ltd., A Shares	412,300	678,608
Avic Heavy Machinery Co., Ltd., A Shares	215,500	601,964
AVIC Jonhon Optronic Technology Co., Ltd., A Shares	119,300	1,069,719
AVIC Shenyang Aircraft Co., Ltd., A Shares	121,400	1,120,468
AviChina Industry & Technology Co., Ltd., H Shares	3,109,441	1,893,139
AVICOPTER plc, A Shares	78,200	638,440
BAIC Motor Corp., Ltd., H Shares	2,812,755	1,052,175
Baidu, Inc. ADR *	336,344	46,748,453
Bank of Beijing Co., Ltd., A Shares	2,316,200	1,717,803
Bank of China Ltd., A Shares	7,450,200	3,736,451
Bank of China Ltd., H Shares	92,723,847	32,771,795
Bank of Communications Co., Ltd., A Shares	4,098,000	2,933,393
Bank of Communications Co., Ltd., H Shares	7,965,815	4,408,042
Bank of Hangzhou Co., Ltd.	636,500	1,470,346
Bank of Nanjing Co., Ltd., A Shares	1,329,200	1,741,306
Bank of Ningbo Co., Ltd., A Shares	504,900	2,831,452
Bank of Shanghai Co., Ltd., A Shares	1,312,970	1,610,296
Bank of Xi'an Co., Ltd., A Shares	884,200	726,985
Baoshan Iron & Steel Co., Ltd., A Shares	1,526,700	1,440,863
BBMG Corp., A Shares	1,171,900	552,115
BBMG Corp., H Shares	2,091,349	434,321
Beijing Capital International Airport Co., Ltd., H Shares	2,344,207	1,756,832
Security	Number of Shares	Value ($)
Beijing Dabeinong Technology Group Co., Ltd., A Shares	394,900	494,529
Beijing Enlight Media Co., Ltd., A Shares	276,700	545,414
Beijing Enterprises Holdings Ltd.	619,831	2,006,805
Beijing Enterprises Water Group Ltd. *	6,669,761	2,701,458
Beijing Jingneng Clean Energy Co., Ltd., H Shares	1,850,173	603,797
Beijing Kunlun Tech Co., Ltd., A Shares	139,200	466,260
Beijing New Building Materials plc, A Shares	140,400	832,164
Beijing North Star Co., Ltd., H Shares	1,465,906	304,432
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., A Shares	238,350	1,238,850
Beijing Originwater Technology Co., Ltd., A Shares	287,900	368,847
Beijing Shiji Information Technology Co., Ltd., A Shares	100,800	511,357
Beijing Shougang Co., Ltd. *	405,000	252,358
Beijing Shunxin Agriculture Co., Ltd., A Shares	72,700	701,593
Beijing Sinnet Technology Co., Ltd., A Shares	302,500	878,084
Beijing Tiantan Biological Products Corp., Ltd., A Shares	109,200	659,686
Beijing Tongrentang Co., Ltd., A Shares	108,000	441,523
Beijing Zhong Ke San Huan High-Tech Co., Ltd., A Shares	448,400	675,331
Beijing-Shanghai High Speed Railway Co., Ltd., A Shares	945,300	833,249
Better Life Commercial Chain Share Co., Ltd., A Shares	252,200	402,067
Bilibili, Inc. ADR *	177,246	11,141,684
BOE Technology Group Co., Ltd., A Shares	2,977,900	2,448,414
BOE Technology Group Co., Ltd., B Shares	990,300	392,160
Bosideng International Holdings Ltd.	3,530,524	1,548,376
Brilliance China Automotive Holdings Ltd.	3,386,314	3,013,940
By-health Co., Ltd., A Shares	230,200	878,125
BYD Co., Ltd., A Shares	176,300	4,612,504
BYD Co., Ltd., H Shares	828,706	19,465,639
BYD Electronic International Co., Ltd. (a)	945,327	4,676,335
CanSino Biologics, Inc., H Shares *(a)	90,417	1,982,701
Central China Securities Co., Ltd., A Shares	868,300	721,829
Central China Securities Co., Ltd., H Shares *	1,985,101	399,453
Centre Testing International Group Co., Ltd., A Shares	228,800	823,408
CGN Power Co., Ltd., H Shares	14,888,239	3,187,936
Changchun High & New Technology Industry Group, Inc., A Shares	33,600	1,871,759
Changjiang Securities Co., Ltd., A Shares	464,300	623,776
Changzhou Xingyu Automotive Lighting Systems Co., Ltd., A Shares	33,000	954,600
Chaozhou Three-Circle Group Co., Ltd., A Shares	141,300	686,105
China Aoyuan Group Ltd.	1,529,495	1,592,135
China Biologic Products Holdings, Inc. *	27,643	3,289,241
China Cinda Asset Management Co., Ltd., H Shares	11,039,602	2,150,248
China CITIC Bank Corp., Ltd., A Shares	994,900	792,297
China CITIC Bank Corp., Ltd., H Shares	11,297,659	4,881,929
China Coal Energy Co., Ltd., A Shares	50	34
China Coal Energy Co., Ltd., H Shares	3,388,702	961,644
China Communications Construction Co., Ltd., A Shares	383,400	461,482
China Communications Construction Co., Ltd., H Shares	5,775,005	2,994,585

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
China Communications Services Corp., Ltd., H Shares	2,931,271	1,565,361
China Conch Venture Holdings Ltd.	1,992,355	9,457,422
China Construction Bank Corp., A Shares	1,165,500	1,266,472
China Construction Bank Corp., H Shares	114,779,206	90,017,101
China CSSC Holdings Ltd., A Shares *	158,600	463,752
China CYTS Tours Holding Co., Ltd., A Shares	200,000	340,124
China East Education Holdings Ltd.	509,296	1,135,200
China Eastern Airlines Corp., Ltd., A Shares	1,089,400	824,507
China Eastern Airlines Corp., Ltd., H Shares	1,588,943	717,356
China Enterprise Co., Ltd., A Shares	594,158	335,910
China Everbright Bank Co., Ltd., A Shares	3,257,800	2,148,778
China Everbright Bank Co., Ltd., H Shares	3,998,602	1,557,662
China Everbright Environment Group Ltd.	4,546,336	2,521,670
China Everbright Ltd.	1,066,485	1,537,995
China Evergrande Group (a)	2,955,494	6,229,316
China Feihe Ltd.	3,248,775	7,761,021
China Film Co., Ltd., A Shares	154,300	310,947
China Foods Ltd.	1,111,289	398,502
China Fortune Land Development Co., Ltd., A Shares	564,060	1,273,002
China Galaxy Securities Co., Ltd., H Shares	5,455,388	3,525,507
China Gas Holdings Ltd.	3,236,339	11,918,411
China Great Wall Securities Co., Ltd., A Shares	222,500	442,636
China Greatwall Technology Group Co., Ltd., A Shares	293,600	643,426
China High Speed Railway Technology Co., Ltd., A Shares	1,230,400	508,619
China Hongqiao Group Ltd.	3,298,928	2,880,844
China Huarong Asset Management Co., Ltd., H Shares	12,944,820	1,486,087
China International Capital Corp., Ltd., H Shares *	1,371,923	3,195,992
China International Marine Containers Group Co., Ltd., A Shares	384,600	860,973
China International Marine Containers Group Co., Ltd., H Shares	610,220	979,186
China Jinmao Holdings Group Ltd.	7,707,552	3,966,867
China Jushi Co., Ltd., A Shares	328,500	839,728
China Lesso Group Holdings Ltd.	1,133,638	2,023,805
China Life Insurance Co., Ltd., A Shares	508,400	3,276,810
China Life Insurance Co., Ltd., H Shares	9,035,022	20,488,318
China Literature Ltd. *	270,004	2,051,369
China Longyuan Power Group Corp., Ltd., H Shares	4,140,010	3,481,827
China Machinery Engineering Corp., H Shares	1,155,084	241,372
China Medical System Holdings Ltd.	1,583,350	1,617,560
China Mengniu Dairy Co., Ltd. *	3,371,103	17,045,758
China Merchants Bank Co., Ltd., A Shares	1,818,600	12,216,221
China Merchants Bank Co., Ltd., H Shares	4,639,637	29,354,943
China Merchants Energy Shipping Co., Ltd., A Shares	661,300	607,034
China Merchants Port Holdings Co., Ltd.	1,623,297	1,924,295
China Merchants Property Operation & Service Co., Ltd., A Shares	144,600	509,840
China Merchants Securities Co., Ltd., A Shares *	631,980	2,113,019
China Merchants Securities Co., Ltd., H Shares	1,549,244	2,110,289
China Merchants Shekou Industrial Zone Holdings Co., Ltd., A Shares	614,400	1,368,871
Security	Number of Shares	Value ($)
China Minsheng Banking Corp., Ltd., A Shares	3,009,300	2,423,923
China Minsheng Banking Corp., Ltd., H Shares	7,901,152	4,362,068
China Mobile Ltd.	6,532,331	39,097,086
China Molybdenum Co., Ltd., H Shares	6,096,530	2,862,479
China National Accord Medicines Corp., Ltd., A Shares	53,800	404,566
China National Building Material Co., Ltd., H Shares	4,835,572	6,349,710
China National Medicines Corp., Ltd., A Shares	77,100	523,768
China National Nuclear Power Co., Ltd., A Shares	1,476,000	1,101,400
China National Software & Service Co., Ltd., A Shares	46,900	518,256
China Nonferrous Metal Industry's Foreign Engineering and Construction Co., Ltd., A Shares *	750,200	583,747
China Northern Rare Earth Group High-Tech Co., Ltd., A Shares *	400,000	823,107
China Oilfield Services Ltd., A Shares	238,829	474,758
China Oilfield Services Ltd., H Shares	2,037,171	1,542,495
China Overseas Land & Investment Ltd.	4,731,374	11,510,315
China Pacific Insurance (Group) Co., Ltd., A Shares	483,900	2,842,383
China Pacific Insurance (Group) Co., Ltd., H Shares	3,332,635	12,681,423
China Petroleum & Chemical Corp., A Shares	3,964,000	2,524,208
China Petroleum & Chemical Corp., H Shares	30,684,366	13,892,567
China Power International Development Ltd.	5,846,142	1,176,392
China Railway Construction Corp., Ltd., A Shares	1,125,400	1,469,188
China Railway Construction Corp., Ltd., H Shares	2,040,110	1,347,354
China Railway Group Ltd., A Shares	2,164,200	1,858,332
China Railway Group Ltd., H Shares	5,011,751	2,475,976
China Railway Signal & Communication Corp., Ltd., H shares	1,811,796	642,688
China Railway Tielong Container Logistics Co., Ltd., A Shares	776,900	630,498
China Reinsurance Group Corp., H Shares	8,574,261	906,920
China Resources Beer Holdings Co., Ltd.	1,976,739	14,597,653
China Resources Cement Holdings Ltd.	2,780,301	3,457,220
China Resources Gas Group Ltd.	1,089,537	5,249,172
China Resources Land Ltd.	3,402,113	14,745,050
China Resources Pharmaceutical Group Ltd.	2,049,045	1,107,449
China Resources Power Holdings Co., Ltd.	2,292,581	2,436,745
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., A Shares	97,200	400,325
China Satellite Communications Co., Ltd., A Shares	136,500	402,242
China Shenhua Energy Co., Ltd., A Shares	616,000	1,836,780
China Shenhua Energy Co., Ltd., H Shares	4,322,621	8,352,514
China Shipbuilding Industry Co., Ltd., A Shares *	1,960,200	1,292,908
China Southern Airlines Co., Ltd., A Shares *	1,373,100	1,314,680
China Southern Airlines Co., Ltd., H Shares *	1,835,845	1,127,201
China Spacesat Co., Ltd., A Shares	82,600	426,812
China State Construction Engineering Corp., Ltd., A Shares	3,563,700	2,940,887

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
China State Construction International Holdings Ltd.	2,212,393	1,461,135
China Taiping Insurance Holdings Co., Ltd.	1,779,466	3,144,622
China Telecom Corp., Ltd., H Shares	17,312,900	5,225,693
China Tourism Group Duty Free Corp., Ltd., A Shares	171,000	5,020,889
China Tower Corp., Ltd., H Shares	58,078,637	9,139,753
China Traditional Chinese Medicine Holdings Co., Ltd.	3,227,146	1,519,392
China Unicom Hong Kong Ltd.	7,402,933	4,449,877
China United Network Communications Ltd., A Shares	2,584,800	1,924,866
China Vanke Co., Ltd., A Shares	811,200	3,784,807
China Vanke Co., Ltd., H Shares	2,395,381	9,099,512
China West Construction Group Co., Ltd., A Shares	311,200	445,521
China World Trade Center Co., Ltd., A Shares	337,300	666,403
China Yangtze Power Co., Ltd., A Shares	1,221,000	3,731,686
China Zheshang Bank Co., Ltd., A Shares	744,853	466,386
China Zhongwang Holdings Ltd. *	1,911,539	416,704
Chinese Universe Publishing and Media Group Co., Ltd., A Shares	158,700	283,636
Chongqing Brewery Co., Ltd., A Shares	44,800	714,899
Chongqing Changan Automobile Co., Ltd., A Shares *	383,375	1,471,752
Chongqing Changan Automobile Co., Ltd., B Shares *	1,092,800	1,237,637
Chongqing Fuling Zhacai Group Co., Ltd., A Shares	76,600	442,374
Chongqing Rural Commercial Bank Co., Ltd., H Shares	3,979,664	1,704,287
Chongqing Water Group Co., Ltd., A Shares	598,000	488,946
Chongqing Zhifei Biological Products Co., Ltd., A Shares	108,300	2,055,905
CIFI Holdings Group Co., Ltd.	4,338,431	3,749,434
CITIC Ltd.	6,206,467	4,851,492
Citic Pacific Special Steel Group Co., Ltd., A Shares	443,210	1,413,164
CITIC Securities Co., Ltd., A Shares	966,200	4,449,253
CITIC Securities Co., Ltd., H Shares	2,742,255	6,168,968
CMST Development Co., Ltd., A Shares *	639,500	468,452
CNOOC Ltd.	19,891,780	20,860,390
Contemporary Amperex Technology Co., Ltd., A Shares	69,000	2,546,098
COSCO Shipping Development Co., Ltd., H Shares	6,519,770	941,908
COSCO Shipping Energy Transportation Co., Ltd., H Shares (a)	2,284,169	1,004,710
COSCO SHIPPING Holdings Co., Ltd., A Shares *	937,901	1,413,989
COSCO SHIPPING Holdings Co., Ltd., H Shares *	2,738,250	2,560,763
COSCO SHIPPING Ports Ltd.	2,512,974	1,659,649
Country Garden Holdings Co., Ltd.	9,143,274	12,077,024
Country Garden Services Holdings Co., Ltd.	1,547,977	8,665,876
CRRC Corp., Ltd., A Shares	2,119,100	1,822,826
CRRC Corp., Ltd., H Shares	4,343,424	1,742,412
CSC Financial Co., Ltd., A Shares	103,400	686,877
CSC Financial Co., Ltd., H Shares	1,190,476	1,630,810
CSG Holding Co., Ltd., A Shares	831,546	865,674
CSPC Pharmaceutical Group Ltd.	10,490,188	10,243,241
CSSC Offshore & Marine Engineering Group Co., Ltd., H Shares *	844	873
CSSC Offshore and Marine Engineering Group Co., Ltd., A Shares *	150,900	596,495
Security	Number of Shares	Value ($)
Da An Gene Co., Ltd. of Sun Yat-Sen University, A Shares	87,600	438,802
Dali Foods Group Co., Ltd.	2,628,431	1,627,407
Daqin Railway Co., Ltd., A Shares	1,380,900	1,422,883
Datang International Power Generation Co., Ltd., A Shares	1,325,900	477,569
Datang International Power Generation Co., Ltd., H Shares	274	37
Dawning Information Industry Co., Ltd., A Shares	92,120	495,044
Dazhong Transportation Group Co., Ltd., B Shares	928,709	288,829
DHC Software Co., Ltd., A Shares	309,000	432,509
Digital China Information Service Co., Ltd., A Shares	215,200	576,596
Do-Fluoride Chemicals Co., Ltd., A Shares	247,700	587,633
Dong-E-E-Jiao Co., Ltd., A Shares	62,200	394,283
Dongfang Electric Corp., Ltd., H Shares	969,032	722,477
Dongfeng Motor Group Co., Ltd., H Shares	3,477,387	3,579,432
Dongxing Securities Co., Ltd., A Shares	284,000	570,594
Double Medical Technology, Inc., A Shares	23,400	245,702
East Money Information Co., Ltd., A Shares	679,180	2,838,540
Easysight Supply Chain Management Co., Ltd., A Shares *	217,300	287,974
ENN Ecological Holdings Co., Ltd., A Shares	249,400	534,433
ENN Energy Holdings Ltd.	945,888	12,530,500
Eve Energy Co., Ltd., A Shares	155,936	1,528,564
Everbright Securities Co., Ltd., A Shares	400,700	1,169,225
Fangda Carbon New Material Co., Ltd., A Shares *	381,080	382,820
Far East Horizon Ltd.	2,567,114	2,725,230
FAW Jiefang Group Co., Ltd., A Shares *	157,700	307,493
Fiberhome Telecommunication Technologies Co., Ltd., A Shares	141,400	534,230
First Capital Securities Co., Ltd., A Shares	606,700	975,522
Flat Glass Group Co., Ltd., A Shares	576,437	1,609,785
Focus Media Information Technology Co., Ltd., A Shares	1,195,800	1,762,819
Foshan Haitian Flavouring & Food Co., Ltd., A Shares	101,360	2,452,376
Fosun International Ltd.	2,770,215	4,002,116
Founder Securities Co., Ltd., A Shares *	756,000	1,036,348
Foxconn Industrial Internet Co., Ltd., A Shares	364,300	764,593
Fujian Funeng Co., Ltd., A Shares	545,100	655,285
Fujian Longking Co., Ltd., A Shares	354,800	544,606
Fujian Sunner Development Co., Ltd., A Shares	128,100	512,988
Fuyao Glass Industry Group Co., Ltd., A Shares	123,600	753,252
Fuyao Glass Industry Group Co., Ltd., H Shares	730,361	3,495,181
G-bits Network Technology Xiamen Co., Ltd., A Shares	5,800	331,264
Ganfeng Lithium Co., Ltd., A Shares	148,800	1,768,427
Ganfeng Lithium Co., Ltd., H Shares	125,832	1,093,980
GD Power Development Co., Ltd., A Shares	1,514,200	494,765
GDS Holdings Ltd. ADR *	129,074	11,620,532
Geely Automobile Holdings Ltd.	6,568,606	18,259,072
Gemdale Corp., A Shares	367,500	845,033
Genimous Technology Co., Ltd., A Shares	412,800	381,435
Genscript Biotech Corp. *	1,112,305	1,598,333
GF Securities Co., Ltd., A Shares	493,200	1,268,988
GF Securities Co., Ltd., H Shares	1,934,883	2,700,475

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Gigadevice Semiconductor Beijing, Inc., A Shares	41,260	1,295,436
Glodon Co., Ltd., A Shares	129,600	1,321,615
GoerTek, Inc., A Shares	294,300	1,698,276
GOME Retail Holdings Ltd. *(a)	14,198,614	1,684,969
Gosuncn Technology Group Co., Ltd., A Shares *	438,200	373,605
Gotion High-tech Co., Ltd., A Shares *	98,400	437,719
Great Wall Motor Co., Ltd., A Shares	497,100	2,107,025
Great Wall Motor Co., Ltd., H Shares	3,439,064	6,964,631
Gree Electric Appliances, Inc. of Zhuhai, A Shares	522,800	5,294,781
Greenland Holdings Corp., Ltd., A Shares	620,600	607,400
Greentown China Holdings Ltd.	1,052,642	1,523,463
GSX Techedu, Inc. ADR *(a)	54,815	3,524,056
Guangdong Electric Power Development Co., Ltd., B Shares	1,086,714	313,994
Guangdong Ellington Electronics Technology Co., Ltd., A Shares	494,000	599,862
Guangdong Golden Dragon Development, Inc., A Shares *	273,100	598,915
Guangdong Haid Group Co., Ltd., A Shares	137,400	1,175,426
Guangdong Investment Ltd.	3,584,878	5,955,915
Guangdong Kinlong Hardware Products Co., Ltd., A Shares	26,400	515,125
Guangdong LY Intelligent Manufacturing Co., Ltd., A Shares	634,100	1,369,397
Guangdong Marubi Biotechnology Co., Ltd., A Shares	46,000	384,641
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., A Shares	97,300	623,287
Guangshen Railway Co., Ltd., A Shares	2,135,600	769,211
Guangshen Railway Co., Ltd., H shares	486	90
Guangxi Liugong Machinery Co., Ltd., A Shares	646,000	761,854
Guangzhou Automobile Group Co., Ltd., A Shares	422,260	876,613
Guangzhou Automobile Group Co., Ltd., H Shares	3,728,576	4,011,135
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., A Shares	125,000	581,311
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., H Shares	264,115	680,686
Guangzhou Kingmed Diagnostics Group Co., Ltd., A Shares	50,900	672,999
Guangzhou R&F Properties Co., Ltd., H Shares	1,455,832	1,896,666
Guangzhou Shiyuan Electronic Technology Co., Ltd., A Shares	24,300	396,152
Guosen Securities Co., Ltd., A Shares	417,600	872,016
Guotai Junan Securities Co., Ltd., A Shares	662,500	1,884,817
Guotai Junan Securities Co., Ltd., H Shares	846,844	1,245,279
Haidilao International Holding Ltd.	1,038,387	6,810,962
Haier Electronics Group Co., Ltd. (a)	1,525,896	7,272,732
Haier Smart Home Co., Ltd., A Shares	592,000	2,426,499
Haisco Pharmaceutical Group Co., Ltd., A Shares	69,700	203,911
Haitian International Holdings Ltd.	717,950	1,949,416
Haitong Securities Co., Ltd., A Shares	1,114,300	2,286,195
Haitong Securities Co., Ltd., H Shares	4,131,520	3,554,626
Han's Laser Technology Industry Group Co., Ltd., A Shares	87,400	525,201
Hangzhou Century Co., Ltd., A Shares	245,100	366,163
Security	Number of Shares	Value ($)
Hangzhou First Applied Material Co., Ltd., A Shares	46,900	510,629
Hangzhou Hikvision Digital Technology Co., Ltd., A Shares	818,700	5,682,418
Hangzhou Robam Appliances Co., Ltd., A Shares	75,700	459,841
Hangzhou Tigermed Consulting Co., Ltd., A Shares	62,500	1,082,835
Hansoh Pharmaceutical Group Co., Ltd. *	1,166,559	5,605,201
Health & Happiness H&H International Holdings Ltd.	195,763	800,476
Hefei Meiya Optoelectronic Technology, Inc., A Shares	41,200	278,008
Heilongjiang Agriculture Co., Ltd., A Shares	155,900	405,864
Henan Shuanghui Investment & Development Co., Ltd., A Shares	253,100	1,774,021
Henan Zhongyuan Expressway Co., Ltd., A Shares	1,239,105	670,402
Hengan International Group Co., Ltd.	892,198	6,157,058
Hengli Petrochemical Co., Ltd., A Shares	356,200	1,412,360
HengTen Networks Group Ltd. *(a)	22,448,139	810,768
Hengyi Petrochemical Co., Ltd., A Shares	513,500	991,109
Hithink RoyalFlush Information Network Co., Ltd., A Shares	46,800	1,017,517
Hongfa Technology Co., Ltd., A Shares	55,500	403,938
Hongta Securities Co., Ltd., A Shares	107,000	274,820
Hopson Development Holdings Ltd.	755,954	1,974,598
Hua Hong Semiconductor Ltd. *	493,918	2,449,680
Huadian Power International Corp., Ltd., H Shares	1,805,749	477,496
Huadong Medicine Co., Ltd., A Shares	161,700	679,735
Hualan Biological Engineering, Inc., A Shares	171,980	1,124,935
Huaneng Power International, Inc., H Shares	6,686,564	2,622,013
Huatai Securities Co., Ltd., A Shares	609,600	1,788,050
Huatai Securities Co., Ltd., H Shares	2,013,561	3,147,934
Huaxia Bank Co., Ltd., A Shares	1,269,300	1,259,664
Huaxin Cement Co., Ltd., B Shares	639,767	1,407,487
Huayu Automotive Systems Co., Ltd., A Shares	302,500	1,437,116
Huazhu Group Ltd. ADR	198,028	9,857,834
Hubei Jumpcan Pharmaceutical Co., Ltd., A Shares	157,000	521,826
Huizhou Desay Sv Automotive Co., Ltd., A Shares	61,100	686,127
Humanwell Healthcare Group Co., Ltd., A Shares	140,800	712,565
Hunan Gold Corp., Ltd., A Shares	526,600	689,067
Hunan TV & Broadcast Intermediary Co., Ltd., A Shares	546,900	472,100
Hunan Valin Steel Co., Ltd., A Shares	640,200	520,531
Hundsun Technologies, Inc., A Shares	128,930	1,732,730
Iflytek Co., Ltd., A Shares	206,100	1,197,143
Industrial & Commercial Bank of China Ltd., A Shares	7,338,800	5,933,543
Industrial & Commercial Bank of China Ltd., H Shares	96,547,402	61,272,263
Industrial Bank Co., Ltd., A Shares	1,775,700	5,672,568
Industrial Securities Co., Ltd., A Shares	629,600	862,118
Inner Mongolia BaoTou Steel Union Co., Ltd., A Shares *	3,601,900	662,361
Inner Mongolia Yili Industrial Group Co., Ltd., A Shares	550,900	3,163,932
Innovent Biologics, Inc. *	1,565,787	10,310,664

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Inspur Electronic Information Industry Co., Ltd., A Shares	128,428	546,506
Intco Medical Technology Co., Ltd., A Shares	35,550	706,683
iQIYI, Inc. ADR *	281,001	6,283,182
Jafron Biomedical Co., Ltd., A Shares	67,450	668,867
Jason Furniture Hangzhou Co., Ltd., A Shares	47,300	546,326
JD.com, Inc. ADR *	1,086,369	92,721,594
Jiangsu Expressway Co., Ltd., A Shares	338,300	494,086
Jiangsu Expressway Co., Ltd., H Shares	1,375,449	1,547,103
Jiangsu Hengli Hydraulic Co., Ltd., A Shares	86,284	1,200,248
Jiangsu Hengrui Medicine Co., Ltd., A Shares	456,400	5,964,458
Jiangsu Kanion Pharmaceutical Co., Ltd., A Shares	297,000	556,089
Jiangsu King's Luck Brewery JSC Ltd., A Shares	113,200	836,448
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., A Shares	131,900	3,568,143
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., A Shares	85,000	357,829
Jiangsu Zhongnan Construction Group Co., Ltd., A Shares	270,500	406,575
Jiangsu Zhongtian Technology Co., Ltd., A Shares	278,000	456,718
Jiangsu Zijin Rural Commercial Bank Co., Ltd., A Share	1,003,100	641,806
Jiangxi Copper Co., Ltd., H Shares	1,772,607	2,903,852
Jiangxi Zhengbang Technology Co., Ltd., A Shares	290,100	822,691
Jiayuan International Group Ltd.	1,553,383	615,142
Jinke Properties Group Co., Ltd., A Shares	457,904	555,335
Jinxin Fertility Group Ltd. (a)	1,484,436	2,588,787
Jinyu Bio-Technology Co., Ltd., A Shares	100,900	371,554
Jiuzhitang Co., Ltd., A Shares	505,200	660,297
Joincare Pharmaceutical Group Industry Co., Ltd., A Shares	224,300	477,579
Jointown Pharmaceutical Group Co., Ltd., A Shares *	141,200	377,466
Jonjee Hi-Tech Industrial & Commercial Holding Co., Ltd., A Shares	78,800	725,971
Joyoung Co., Ltd., A Shares	77,400	384,180
JOYY, Inc.	66,468	5,920,305
KE Holdings, Inc. *	132,608	8,663,281
Keboda Technology Co., Ltd., A Shares	30,800	342,969
Kingboard Holdings Ltd.	907,403	3,476,281
Kingboard Laminates Holdings Ltd.	1,304,083	2,109,410
KingClean Electric Co., Ltd., A Shares	84,000	411,705
Kingdee International Software Group Co., Ltd. *	2,808,065	9,797,892
Kingfa Sci & Tech Co., Ltd., A Shares	305,000	805,614
Kingsoft Corp., Ltd.	1,095,119	5,495,018
Kuang-Chi Technologies Co., Ltd., A Shares *	214,000	672,251
Kunlun Energy Co., Ltd.	3,743,257	2,819,816
Kunwu Jiuding Investment Holdings Co., Ltd., A Shares *	95,800	344,038
Kweichow Moutai Co., Ltd., A Shares	109,000	28,391,734
KWG Group Holdings Ltd.	1,534,359	2,097,930
KWG Living Group Holdings Ltd. *	767,155	593,735
Lao Feng Xiang Co., Ltd., A Shares	98,831	708,344
Laobaixing Pharmacy Chain JSC, A Shares	37,100	405,453
Legend Holdings Corp., H Shares (a)	620,917	844,175
Lens Technology Co., Ltd., A Shares	121,700	607,025
Security	Number of Shares	Value ($)
Lepu Medical Technology Beijing Co., Ltd., A Shares	157,400	691,561
Li Ning Co., Ltd.	2,234,614	12,106,261
LianChuang Electronic Technology Co., Ltd., A Shares	278,600	490,729
Liaoning Cheng Da Co., Ltd., A Shares	146,400	502,169
Livzon Pharmaceutical Group, Inc., A Shares	134,700	863,683
Livzon Pharmaceutical Group, Inc., H Shares	97,631	384,101
Logan Group Co., Ltd.	1,294,955	2,168,141
Lomon Billions Group Co., Ltd., A Shares	182,300	878,260
Loncin Motor Co., Ltd., A Shares	812,000	493,621
Longfor Group Holdings Ltd.	2,116,714	13,870,245
LONGi Green Energy Technology Co., Ltd., A Shares	337,700	3,525,861
Luenmei Quantum Co., Ltd., A Shares	131,600	272,202
Lufax Holding Ltd. *(a)	213,871	3,522,455
Luxshare Precision Industry Co., Ltd., A Shares	610,417	4,795,242
Luye Pharma Group Ltd.	2,145,151	1,250,704
Luzhou Laojiao Co., Ltd., A Shares	128,300	3,574,684
Maanshan Iron & Steel Co., Ltd., A Shares	1,120,700	473,491
Mango Excellent Media Co., Ltd., A Shares	160,070	1,667,855
Maxscend Microelectronics Co., Ltd., A Shares	16,200	1,386,120
Meinian Onehealth Healthcare Holdings Co., Ltd., A Shares *	370,600	710,791
Meituan, B Shares *	4,428,606	165,662,140
Metallurgical Corp. of China Ltd., A Shares	1,434,400	610,388
Metallurgical Corp. of China Ltd., H Shares	3,177,297	577,877
Momo, Inc. ADR	191,590	2,755,064
Muyuan Foods Co., Ltd., A Shares	313,990	3,674,379
NanJi E-Commerce Co., Ltd., A Shares	199,500	502,999
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd., A Shares	55,380	313,093
Nanjing Securities Co., Ltd., A Shares	110,100	218,194
NARI Technology Co., Ltd., A Shares	424,800	1,522,965
NAURA Technology Group Co., Ltd., A Shares	44,800	1,171,073
NavInfo Co., Ltd., A Shares	192,200	451,002
NetEase, Inc. ADR	468,792	42,364,733
New China Life Insurance Co., Ltd., A Shares	153,400	1,427,470
New China Life Insurance Co., Ltd., H Shares	1,188,965	4,992,043
New Hope Liuhe Co., Ltd., A Shares	372,600	1,470,592
New Oriental Education & Technology Group, Inc. ADR *	179,184	29,538,482
Nine Dragons Paper Holdings Ltd.	1,933,432	2,538,838
Ninestar Corp., A Shares	61,400	276,862
Ningbo Joyson Electronic Corp., A Shares	130,600	493,227
Ningbo Tuopu Group Co., Ltd., A Shares	81,600	404,531
Ningbo Zhoushan Port Co., Ltd., A Shares	657,800	395,883
Ningxia Baofeng Energy Group Co., Ltd., A Shares	352,500	674,469
NIO, Inc. ADR *	1,186,785	59,968,246
North Huajin Chemical Industries Co., Ltd., A Shares	709,300	625,224
Offcn Education Technology Co., Ltd., A Shares	209,200	1,147,111
Offshore Oil Engineering Co., Ltd., A Shares	418,900	297,307
OFILM Group Co., Ltd., A Shares	242,000	564,548
OneConnect Financial Technology Co., Ltd. *	65,560	1,325,623
Oppein Home Group, Inc., A Shares	7,740	150,072

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Orient Securities Co., Ltd., A Shares	582,900	1,028,499
Orient Securities Co., Ltd., H Shares	871,503	609,293
Oriental Pearl Group Co., Ltd., A Shares	307,400	444,285
Ovctek China, Inc., A Shares	67,600	657,513
Perfect World Co., Ltd., A Shares	91,950	376,607
PetroChina Co., Ltd., H Shares	26,041,118	8,296,880
Pharmaron Beijing Co., Ltd., A Shares	48,700	692,759
Pharmaron Beijing Co., Ltd., H Shares	135,242	1,641,570
PICC Property & Casualty Co., Ltd., H Shares	8,383,390	6,920,825
Pinduoduo, Inc. ADR *	354,852	49,257,006
Ping An Bank Co., Ltd., A Shares	1,691,900	5,075,739
Ping An Healthcare & Technology Co., Ltd. *	476,310	5,827,540
Ping An Insurance Group Co. of China Ltd., A Shares	985,000	13,477,238
Ping An Insurance Group Co. of China Ltd., H Shares	6,722,966	78,915,177
Poly Developments & Holdings Group Co., Ltd., A Shares	997,700	2,611,022
Poly Property Group Co., Ltd.	2,485,076	769,324
Poly Property Services Co., Ltd.	175,640	1,278,927
Postal Savings Bank of China Co., Ltd., H Shares	11,400,009	6,440,766
Power Construction Corp. of China Ltd., A Shares	775,700	497,489
Qingdao Port International Co., Ltd., H Shares	1,522,876	944,861
Qingdao Rural Commercial Bank Corp., A Shares	517,600	392,529
Qinhuangdao Port Co., Ltd., A Shares	1,287,600	542,049
Rainbow Digital Commercial Co., Ltd., A Shares	296,900	388,049
Realcan Pharmaceutical Group Co., Ltd., A Shares *	615,600	526,726
Red Star Macalline Group Corp., Ltd., H Shares	1,025,688	621,830
RiseSun Real Estate Development Co., Ltd., A Shares	391,100	434,493
Rongsheng Petro Chemical Co., Ltd., A Shares	223,000	871,672
SAIC Motor Corp., Ltd., A Shares	823,700	3,318,610
Sanan Optoelectronics Co., Ltd., A Shares	404,800	1,651,818
Sany Heavy Industry Co., Ltd., A Shares	743,300	3,469,136
SDIC Capital Co., Ltd., A Shares	473,400	1,061,921
SDIC Power Holdings Co., Ltd., A Shares	582,700	838,634
Seazen Group Ltd. *	2,424,600	2,142,342
Seazen Holdings Co., Ltd., A Shares	197,100	1,060,993
Semiconductor Manufacturing International Corp. *	5,259,305	14,687,385
SF Holding Co., Ltd., A Shares	209,300	2,544,700
SG Micro Corp., A Shares	11,550	546,014
Shaanxi Coal Industry Co., Ltd., A Shares	662,300	1,050,830
Shandong Buchang Pharmaceuticals Co., Ltd., A Shares	127,600	468,323
Shandong Chenming Paper Holdings Ltd., A Shares	565,350	589,412
Shandong Chenming Paper Holdings Ltd., H Shares	565,853	290,499
Shandong Gold Mining Co., Ltd., A Shares	449,204	1,627,524
Shandong Gold Mining Co., Ltd., H Shares	421,698	953,002
Shandong Hualu Hengsheng Chemical Co., Ltd., A Shares	220,200	1,174,632
Shandong Nanshan Aluminum Co., Ltd., A Shares	1,565,300	685,121
Shandong Publishing & Media Co., Ltd., A Shares	716,400	689,186
Security	Number of Shares	Value ($)
Shandong Sinocera Functional Material Co., Ltd., A Shares	135,900	782,360
Shandong Sun Paper Industry JSC Ltd., A Shares	327,300	731,208
Shandong Weigao Group Medical Polymer Co., Ltd., H Shares	2,849,774	5,896,211
Shanghai 2345 Network Holding Group Co., Ltd., A Shares	1,630,500	629,408
Shanghai Bairun Investment Holding Group Co., Ltd., A Shares	46,800	544,463
Shanghai Baosight Software Co., Ltd., A Shares	91,900	844,844
Shanghai Dazhong Public Utilities Group Co., Ltd., Shares	1,108,600	722,786
Shanghai Electric Group Co., Ltd., A Shares *	925,300	745,308
Shanghai Electric Group Co., Ltd., H Shares *	3,018,931	868,393
Shanghai Flyco Electrical Appliance Co., Ltd., A Shares	49,500	395,326
Shanghai Fosun Pharmaceutical Group Co., Ltd., A Shares	155,000	1,224,933
Shanghai Fosun Pharmaceutical Group Co., Ltd., H Shares	717,397	3,016,723
Shanghai Industrial Development Co., Ltd., A Shares	592,700	481,009
Shanghai Industrial Holdings Ltd.	504,988	750,398
Shanghai International Airport Co., Ltd., A Shares	166,800	1,990,461
Shanghai International Port Group Co., Ltd., A Shares	946,400	665,937
Shanghai Jinjiang International Hotels Co., Ltd., A Shares	110,175	812,589
Shanghai Junshi Biosciences Co., Ltd., A Shares *(a)	186,581	1,015,636
Shanghai Lingang Holdings Corp., Ltd., A Shares	243,500	799,707
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., A Shares	439,840	778,750
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., B Shares	436,330	339,465
Shanghai Mechanical & Electrical Industry Co., Ltd., A Shares	178,370	532,674
Shanghai Pharmaceuticals Holding Co., Ltd., A Shares	164,900	503,976
Shanghai Pharmaceuticals Holding Co., Ltd., H Shares	977,403	1,654,115
Shanghai Pudong Development Bank Co., Ltd., A Shares	2,587,500	3,955,995
Shanghai Putailai New Energy Technology Co., Ltd., A Shares	25,300	387,308
Shanghai RAAS Blood Products Co., Ltd., A Shares	529,500	679,181
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., A Shares	192,100	428,287
Shanghai Yuyuan Tourist Mart Group Co., Ltd., A Shares	469,000	644,345
Shanghai Zhangjiang High-Tech Park Development Co., Ltd., A Shares	106,300	301,132
Shanghai Zhenhua Heavy Industry Co., Ltd., B Shares	3,283,817	801,251
Shanxi Xinghuacun Fen Wine Factory Co., Ltd., A Shares	74,500	2,725,045
Shengyi Technology Co., Ltd., A Shares	195,300	828,399
Shenwan Hongyuan Group Co., Ltd., A Shares	2,042,900	1,676,557

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Shenwan Hongyuan Group Co., Ltd., H Shares	2,197,826	666,223
Shenzhen Expressway Co., Ltd., H Shares	646,628	644,751
Shenzhen Goodix Technology Co., Ltd., A Shares	15,700	398,277
Shenzhen Inovance Technology Co., Ltd., A Shares	158,100	1,850,120
Shenzhen International Holdings Ltd.	1,073,523	1,764,164
Shenzhen Investment Ltd.	4,505,576	1,644,731
Shenzhen Kangtai Biological Products Co., Ltd., A Shares	59,000	1,221,793
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., A Shares	76,300	3,911,854
Shenzhen MTC Co., Ltd., A Shares *	445,500	382,537
Shenzhen Neptunus Bioengineering Co., Ltd., A Shares *	639,800	398,663
Shenzhen Overseas Chinese Town Co., Ltd., A Shares	778,400	861,215
Shenzhen Salubris Pharmaceuticals Co., Ltd., A Shares	111,800	462,665
Shenzhen SC New Energy Technology Corp., A Shares	29,900	491,854
Shenzhen Sunway Communication Co., Ltd., A Shares	88,700	631,959
Shenzhou International Group Holdings Ltd.	925,033	15,654,864
Shijiazhuang Changshan BeiMing Technology Co., Ltd., A Shares *	136,700	143,557
Shijiazhuang Yiling Pharmaceutical Co., Ltd., A Shares	57,000	217,866
Shimao Group Holdings Ltd.	1,745,556	6,507,136
Shougang Fushan Resources Group Ltd.	4,995,573	1,262,989
Sichuan Chuantou Energy Co., Ltd., A Shares	486,700	771,477
Sichuan Expressway Co., Ltd., H Shares	1,795,696	419,247
Sichuan Kelun Pharmaceutical Co., Ltd., A Shares	105,500	330,452
Sichuan Road & Bridge Co., Ltd., A Shares	891,400	661,104
Sichuan Swellfun Co., Ltd., A Shares	50,600	538,302
SINA Corp. *	71,709	3,107,151
Sino Biopharmaceutical Ltd.	12,034,971	12,108,710
Sino-Ocean Group Holding Ltd.	3,938,952	828,183
Sinolink Securities Co., Ltd., A Shares	363,500	993,832
Sinoma International Engineering Co., A Shares	803,700	873,328
Sinoma Science & Technology Co., Ltd., A Shares	150,300	429,889
Sinopec Engineering Group Co., Ltd., H Shares	1,854,401	820,457
Sinopec Oilfield Service Corp., A Shares *	1,533,050	451,997
Sinopec Shanghai Petrochemical Co., Ltd., A Shares	1,119,300	602,181
Sinopec Shanghai Petrochemical Co., Ltd., H Shares (a)	3,524,738	782,012
Sinopharm Group Co., Ltd., H Shares	1,577,051	3,897,620
Sinotrans Ltd., H Shares	3,442,982	1,221,309
Sinotruk Hong Kong Ltd.	839,752	2,084,080
SOHO China Ltd. *(a)	2,457,994	764,110
Songcheng Performance Development Co., Ltd., A Shares	232,500	681,251
SooChow Securities Co., Ltd., A Shares	371,850	571,907
Spring Airlines Co., Ltd., A Shares	46,700	360,544
Sunac China Holdings Ltd.	3,074,966	11,780,263
Sunac Services Holdings Ltd. *	97,144	149,616
Sungrow Power Supply Co., Ltd., A Shares	138,000	1,007,953
Suning Universal Co., Ltd., A Shares	1,257,240	632,446
Suning.com Co., Ltd., A Shares	928,700	1,291,439
Sunny Optical Technology Group Co., Ltd.	811,517	15,952,943
Security	Number of Shares	Value ($)
Sunwoda Electronic Co., Ltd., A Shares	125,100	533,485
Suzhou Anjie Technology Co., Ltd., A Shares *	123,900	348,730
Suzhou Dongshan Precision Manufacturing Co., Ltd., A Shares	211,200	878,188
Suzhou Gold Mantis Construction Decoration Co., Ltd., A Shares	316,700	511,152
Taiji Computer Corp., Ltd., A Shares	55,038	225,925
TAL Education Group ADR *	481,456	33,730,807
TBEA Co., Ltd., A Shares	427,649	554,388
TCL Corp., A Shares	1,244,000	1,325,305
Tencent Holdings Ltd.	7,075,768	513,854,548
Tencent Music Entertainment Group ADR *	571,358	9,575,960
The People's Insurance Co. Group of China Ltd., H Shares	10,295,810	3,253,755
Three Squirrels, Inc., A Shares	43,200	348,688
Thunder Software Technology Co., Ltd., A Shares	42,400	568,925
Tian Di Science & Technology Co., Ltd., A Shares	1,378,500	685,065
Tianfeng Securities Co., Ltd., A Shares	503,320	463,547
Tianjin Capital Environmental Protection Group Co., Ltd., A Shares	365,000	383,308
Tianjin Zhonghuan Semiconductor Co., Ltd., A Shares	301,500	1,022,267
Tianma Microelectronics Co., Ltd., A Shares	188,800	439,867
Tianqi Lithium Corp., A Shares *	116,000	490,624
Tianshui Huatian Technology Co., Ltd., A Shares	323,700	786,135
Times China Holdings Ltd.	988,123	1,447,930
Times Neighborhood Holdings Ltd.	705,888	705,660
Tongcheng-Elong Holdings Ltd. *	1,028,748	1,918,826
Tonghua Dongbao Pharmaceutical Co., Ltd., A Shares	152,300	312,703
Tongkun Group Co., Ltd., A Shares	288,600	864,491
Tongwei Co., Ltd., A Shares	355,400	1,663,587
Topchoice Medical Corp., A Shares *	32,500	1,035,711
Topsec Technologies Group, Inc., A Shares *	192,100	590,318
Topsports International Holdings Ltd.	1,541,690	2,294,886
Transfar Zhilian Co., Ltd., A Shares	715,100	609,687
TravelSky Technology Ltd., H Shares	1,148,267	2,603,874
Trip.com Group Ltd. ADR *	581,915	19,546,525
Tsingtao Brewery Co., Ltd., A Shares	55,400	766,176
Tsingtao Brewery Co., Ltd., H Shares	529,328	5,141,361
Tunghsu Optoelectronic Technology Co., Ltd., A Shares *	514,900	201,110
Tus Environmental Science And Technology Development Co., Ltd., A Shares *	613,100	692,305
Unigroup Guoxin Microelectronics Co., Ltd., A Shares	55,600	848,794
Unisplendour Corp., Ltd., A Shares	148,520	504,701
Universal Scientific Industrial Shanghai Co., Ltd., A Shares	81,000	269,592
Vipshop Holdings Ltd. ADR *	520,955	13,305,191
Visual China Group Co., Ltd., A Shares	166,200	426,870
Walvax Biotechnology Co., Ltd., A Shares	132,000	860,614
Wanda Film Holding Co., Ltd., A Shares *	235,200	683,801
Wangfujing Group Co., Ltd., A Shares	61,800	322,527
Wanhua Chemical Group Co., Ltd., A Shares	287,600	3,549,133
Weibo Corp. ADR *	71,400	3,016,650
Weichai Power Co., Ltd., A Shares	569,100	1,443,518
Weichai Power Co., Ltd., H Shares	2,358,523	4,812,878

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Weifu High-Technology Group Co., Ltd., A Shares	169,100	665,611
Weihai Guangwei Composites Co., Ltd., A Shares	72,300	786,735
Wens Foodstuffs Group Co., Ltd., A Shares	178,120	522,453
Western Securities Co., Ltd., A Shares	327,700	478,107
Will Semiconductor Co., Ltd ., A Shares	54,700	1,790,981
Wingtech Technology Co., Ltd., A Shares	113,400	1,816,482
Winning Health Technology Group Co., Ltd., A Shares	216,800	518,940
Wonders Information Co., Ltd., A Shares *	97,400	339,718
Wuhan Guide Infrared Co., Ltd., A Shares	145,600	840,194
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., A Shares	117,500	466,611
Wuliangye Yibin Co., Ltd., A Shares	336,400	12,985,752
WUS Printed Circuit Kunshan Co., Ltd., A Shares	156,800	473,740
WuXi AppTec Co., Ltd., A Shares	73,176	1,149,139
WuXi AppTec Co., Ltd., H Shares	332,472	4,974,750
Wuxi Biologics Cayman, Inc. *	3,559,473	35,307,768
Wuxi Lead Intelligent Equipment Co., Ltd., A Shares	65,300	625,416
XCMG Construction Machinery Co., Ltd., A Shares	723,000	597,743
Xiamen Intretech, Inc., A Shares	40,500	410,235
Xiaomi Corp., B Shares *	15,122,904	51,693,900
Xinfengming Group Co., Ltd., A Shares	352,704	667,891
Xinhu Zhongbao Co., Ltd., A Shares	894,700	444,634
Xinhua Winshare Publishing and Media Co., Ltd., H Shares	639,856	389,567
Xinjiang Goldwind Science & Technology Co., Ltd., H Shares	1,457,974	2,335,767
Xinyi Solar Holdings Ltd.	4,835,612	8,819,807
Yango Group Co., Ltd., A Shares	320,200	349,400
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., H Shares	282,003	403,771
Yangzijiang Shipbuilding Holdings Ltd.	2,669,794	1,753,690
Yanlord Land Group Ltd.	786,735	651,844
Yantai Changyu Pioneer Wine Co., Ltd., A Shares	110,683	649,469
Yantai Eddie Precision Machinery Co., Ltd., A Shares	61,800	500,133
Yantai Jereh Oilfield Services Group Co., Ltd., A Shares	101,900	572,843
Yanzhou Coal Mining Co., Ltd., A Shares	378,700	653,809
Yanzhou Coal Mining Co., Ltd., H Shares	2,049,799	1,689,547
Yealink Network Technology Corp., Ltd., A Shares	62,850	658,020
Yifan Pharmaceutical Co., Ltd., A Shares	124,700	389,643
Yifeng Pharmacy Chain Co., Ltd., A Shares	63,300	971,826
Yihai International Holding Ltd. *	603,591	7,073,362
Yonghui Superstores Co., Ltd., A Shares	896,000	1,064,859
Yonyou Network Technology Co., Ltd., A Shares	295,840	1,964,788
Youngor Group Co., Ltd., A Shares	541,500	594,996
YTO Express Group Co., Ltd., A Shares	243,300	477,360
Yuexiu Property Co., Ltd.	8,030,649	1,667,765
Yunda Holding Co., Ltd., A Shares	111,280	290,886
Yunnan Baiyao Group Co., Ltd., A Shares	103,600	1,500,007
Yunnan Energy New Material Co., Ltd., A Shares	62,800	921,201
Zai Lab Ltd. ADR *	81,627	9,042,639
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., A Shares	53,800	1,709,022
Zhaojin Mining Industry Co., Ltd., H Shares	1,359,169	1,746,188
Security	Number of Shares	Value ($)
Zhefu Holding Group Co., Ltd., A Shares	922,300	623,749
Zhejiang Century Huatong Group Co., Ltd., A Shares *	786,800	937,471
Zhejiang Chint Electrics Co., Ltd., A Shares	110,200	549,832
Zhejiang Dahua Technology Co., Ltd., A Shares	273,600	868,624
Zhejiang Dingli Machinery Co., Ltd., A Shares	41,100	646,487
Zhejiang Expressway Co., Ltd., H Shares	1,803,247	1,283,963
Zhejiang Huahai Pharmaceutical Co., Ltd., A Shares	140,250	655,215
Zhejiang Huayou Cobalt Co., Ltd., A Shares *	98,300	781,625
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., A Shares	145,300	619,186
Zhejiang Longsheng Group Co., Ltd., A Shares	292,000	661,221
Zhejiang NHU Co., Ltd., A Shares	192,700	931,293
Zhejiang Sanhua Intelligent Controls Co., Ltd., A Shares	319,520	1,137,267
Zhejiang Supor Co., Ltd., A Shares	46,200	490,721
Zhejiang Wanma Co., Ltd., A Shares	509,900	698,987
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd., A Shares	75,300	669,008
Zhejiang Yongtai Technology Co., Ltd., A Shares *	216,100	310,030
Zhengzhou Yutong Bus Co., Ltd., A Shares	198,400	524,045
ZhongAn Online P&C Insurance Co., Ltd., H Shares *	435,057	2,101,630
Zhongji Innolight Co., Ltd., A Shares	52,000	386,842
Zhongjin Gold Corp., Ltd., A Shares	726,400	1,052,074
Zhongshan Broad Ocean Motor Co., Ltd., A Shares *	905,600	623,465
Zhongshan Public Utilities Group Co., Ltd., A Shares	551,200	728,796
Zhongsheng Group Holdings Ltd.	761,252	5,714,913
Zhuzhou CRRC Times Electric Co., Ltd., H Shares	638,030	2,008,118
Zijin Mining Group Co., Ltd., A Shares	2,080,100	2,936,820
Zijin Mining Group Co., Ltd., H Shares	6,852,029	6,832,142
Zoomlion Heavy Industry Science & Technology Co., Ltd., A Shares	637,100	828,817
Zoomlion Heavy Industry Science & Technology Co., Ltd., H Shares	1,493,295	1,558,305
ZTE Corp., A Shares	449,000	2,369,892
ZTE Corp., H Shares	803,618	2,073,184
ZTO Express Cayman, Inc. ADR	505,697	14,280,883
		3,605,729,761

Colombia 0.3%
Bancolombia S.A.	358,244	2,765,036
Bancolombia S.A. ADR	134,903	4,107,796
Cementos Argos S.A.	753,273	1,046,014
Corp. Financiera Colombiana S.A. *	155,459	1,257,100
Ecopetrol S.A. ADR	294,920	3,397,478
Grupo Argos S.A.	389,389	1,302,929
Grupo de Inversiones Suramericana S.A.	319,905	1,908,933
Grupo Energia Bogota SA ESP	3,315,921	2,367,009
Interconexion Electrica S.A. ESP	541,659	3,428,528
		21,580,823

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Czech Republic 0.1%
CEZ A/S	206,280	4,376,053
Komercni Banka A/S *	95,684	2,562,881
Moneta Money Bank A/S *	684,776	2,045,915
O2 Czech Republic A/S	72,622	792,599
		9,777,448

Egypt 0.1%
Commercial International Bank Egypt SAE GDR	1,838,261	7,123,261

Greece 0.2%
Alpha Bank AE *	1,828,732	1,579,395
Eurobank Ergasias Services & Holdings S.A. *	3,121,472	1,828,492
FF Group *(b)	50,437	—
Hellenic Telecommunications Organization S.A.	290,807	4,859,649
JUMBO S.A.	131,715	2,361,786
Motor Oil Hellas Corinth Refineries S.A.	86,971	1,114,211
Mytilineos S.A.	137,563	1,793,625
National Bank of Greece S.A. *	713,831	1,295,342
OPAP S.A.	253,652	2,867,304
		17,699,804

Hong Kong 0.0%
Huishan Dairy *(b)	3,872,695	—

Hungary 0.3%
Magyar Telekom Telecommunications plc	659,553	852,487
MOL Hungarian Oil & Gas plc *	569,556	3,821,223
OTP Bank Nyrt *	288,751	11,475,470
Richter Gedeon Nyrt	174,327	4,137,672
		20,286,852

India 10.3%
3M India Ltd. *	2,741	809,347
ABB India Ltd.	72,332	1,048,750
ACC Ltd.	69,552	1,601,345
Adani Enterprises Ltd.	339,248	1,825,051
Adani Green Energy Ltd. *	487,113	7,474,794
Adani Ports & Special Economic Zone Ltd.	931,153	5,174,661
Adani Power Ltd. *	994,316	516,920
Aditya Birla Capital Ltd. *	762,454	910,646
Alkem Laboratories Ltd.	31,193	1,196,922
Ambuja Cements Ltd.	840,966	2,964,425
Ashok Leyland Ltd.	1,545,514	1,923,121
Asian Paints Ltd.	401,329	12,005,255
AU Small Finance Bank Ltd. *	196,123	2,222,054
Aurobindo Pharma Ltd.	324,038	3,800,398
Avenue Supermarts Ltd. *	182,972	5,655,964
Axis Bank Ltd. *	2,807,084	22,803,500
Bajaj Auto Ltd.	100,608	4,311,378
Bajaj Finance Ltd.	239,520	15,876,523
Bajaj Finserv Ltd.	48,012	5,678,488
Bajaj Holdings & Investment Ltd.	31,616	1,307,972
Balkrishna Industries Ltd.	98,436	2,205,684
Bandhan Bank Ltd. *	980,538	4,859,245
Bank of Baroda *	1,133,379	785,876
Bata India Ltd.	50,835	1,079,698
Bayer CropScience Ltd.	13,817	941,604
Berger Paints India Ltd.	297,605	2,603,070
Bharat Electronics Ltd.	912,651	1,369,169
Security	Number of Shares	Value ($)
Bharat Forge Ltd.	251,594	1,727,036
Bharat Heavy Electricals Ltd. *	1,149,695	509,984
Bharat Petroleum Corp., Ltd.	1,255,327	6,322,720
Bharti Airtel Ltd.	2,134,262	13,350,620
Bharti Infratel Ltd.	1,040,751	3,072,099
Biocon Ltd. *	407,127	2,360,368
Bosch Ltd.	9,612	1,663,443
Britannia Industries Ltd.	91,654	4,502,424
Cadila Healthcare Ltd.	311,054	1,890,528
Canara Bank *	330,679	463,492
Castrol India Ltd.	607,076	1,027,966
Cholamandalam Investment & Finance Co., Ltd.	319,899	1,679,058
Cipla Ltd.	454,141	4,572,302
Coal India Ltd.	1,995,007	3,382,201
Colgate-Palmolive (India) Ltd.	99,672	2,037,283
Container Corp. Of India Ltd.	279,003	1,529,772
Coromandel International Ltd.	96,694	1,081,563
Cummins India Ltd.	82,599	653,598
Dabur India Ltd.	641,137	4,326,985
Dalmia Bharat Ltd. *	48,329	718,968
Divi's Laboratories Ltd.	111,048	5,405,879
DLF Ltd.	723,762	1,829,532
Dr. Reddy's Laboratories Ltd.	111,636	7,279,395
Eicher Motors Ltd.	166,108	5,685,214
Emami Ltd.	194,387	1,155,855
Embassy Office Parks REIT	353,600	1,667,151
Exide Industries Ltd.	353,042	881,219
Federal Bank Ltd. *	1,821,537	1,544,671
Future Retail Ltd. *	249,387	278,327
GAIL India Ltd.	1,574,058	2,181,815
Gillette India Ltd.	8,653	679,189
GlaxoSmithKline Pharmaceuticals Ltd.	47,073	987,433
Glenmark Pharmaceuticals Ltd.	180,571	1,149,412
GMR Infrastructure Ltd. *	2,304,193	833,858
Godrej Consumer Products Ltd.	461,299	4,358,767
Godrej Industries Ltd. *	80,842	442,874
Godrej Properties Ltd. *	84,280	1,326,345
Grasim Industries Ltd.	414,053	4,896,372
Gujarat Gas Ltd.	216,987	1,022,141
Havells India Ltd.	297,658	3,221,107
HCL Technologies Ltd.	1,343,338	14,912,424
HDFC Asset Management Co., Ltd.	57,131	1,958,568
HDFC Life Insurance Co., Ltd. *	811,087	7,083,954
Hero MotoCorp Ltd.	131,891	5,536,728
Hindalco Industries Ltd.	1,319,001	4,031,474
Hindustan Petroleum Corp., Ltd.	868,168	2,454,229
Hindustan Unilever Ltd.	1,091,437	31,512,676
Hindustan Zinc Ltd.	278,637	864,247
Housing Development Finance Corp., Ltd.	2,134,027	65,016,773
ICICI Bank Ltd. *	1,887,014	12,061,346
ICICI Lombard General Insurance Co., Ltd. *	246,950	4,839,878
ICICI Prudential Life Insurance Co., Ltd. *	406,166	2,422,530
IDFC First Bank Ltd. *	3,651,808	1,812,189
Indiabulls Housing Finance Ltd.	422,319	1,066,686
Indian Oil Corp., Ltd.	3,035,914	3,468,152
Indian Railway Catering & Tourism Corp., Ltd.	20,317	371,313
Indraprastha Gas Ltd.	437,081	2,929,760
Info Edge India Ltd.	84,184	4,895,276
Infosys Ltd.	4,440,958	65,964,099
InterGlobe Aviation Ltd. *	122,704	2,508,799
Ipca Laboratories Ltd.	60,458	1,768,890
ITC Ltd.	3,704,481	9,686,863
Jindal Steel & Power Ltd. *	510,540	1,682,123
JSW Steel Ltd.	1,238,312	5,855,777
Jubilant Foodworks Ltd.	90,610	3,059,802
Kansai Nerolac Paints Ltd.	157,942	1,155,833

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
L&T Finance Holdings Ltd.	652,636	765,384
Larsen & Toubro Infotech Ltd.	40,762	1,761,590
Larsen & Toubro Ltd.	517,379	7,841,420
LIC Housing Finance Ltd.	339,817	1,509,660
Lupin Ltd.	285,112	3,433,375
Mahindra & Mahindra Financial Services Ltd. *	723,133	1,669,754
Mahindra & Mahindra Ltd.	827,281	8,065,449
Marico Ltd.	579,053	2,875,082
Maruti Suzuki India Ltd.	153,206	14,555,514
Motherson Sumi Systems Ltd.	1,265,439	2,529,810
Mphasis Ltd.	100,374	1,783,267
MRF Ltd.	1,727	1,812,874
Muthoot Finance Ltd.	117,279	1,824,362
Nestle India Ltd.	32,630	7,882,069
NHPC Ltd.	2,618,760	758,510
Nippon Life India Asset Management Ltd.	179,576	704,179
NMDC Ltd.	976,683	1,271,361
NTPC Ltd.	3,684,371	4,711,418
Oberoi Realty Ltd. *	127,251	796,261
Oil & Natural Gas Corp., Ltd.	3,709,436	3,932,021
Oil India Ltd.	358,033	464,848
Oracle Financial Services Software Ltd.	27,132	1,113,820
Page Industries Ltd.	4,422	1,358,729
Petronet LNG Ltd.	771,936	2,618,941
PI Industries Ltd.	78,545	2,342,257
Pidilite Industries Ltd.	158,703	3,305,694
Piramal Enterprises Ltd.	134,874	2,528,059
Power Finance Corp., Ltd.	996,094	1,455,345
Power Grid Corp. of India Ltd.	2,427,531	6,306,787
Punjab National Bank *	976,111	440,893
Rajesh Exports Ltd. *	168,597	1,025,384
RBL Bank Ltd.	516,273	1,560,191
REC Ltd.	880,470	1,443,944
Reliance Industries Ltd.	3,846,754	100,240,910
SBI Cards & Payment Services Ltd.	166,500	1,797,059
SBI Life Insurance Co., Ltd. *	433,908	4,957,149
Shree Cement Ltd.	12,002	3,939,233
Shriram Transport Finance Co., Ltd.	235,555	3,404,047
Siemens Ltd.	107,239	2,191,589
SRF Ltd.	20,988	1,454,908
State Bank of India *	2,234,638	7,370,213
Steel Authority of India Ltd. *	1,236,054	808,667
Sun Pharmaceutical Industries Ltd.	1,334,957	9,223,134
Sun TV Network Ltd.	121,403	721,225
Tata Communications Ltd.	82,572	1,183,618
Tata Consultancy Services Ltd.	1,156,342	41,841,058
Tata Consumer Products Ltd.	498,003	3,617,866
Tata Motors Ltd. *	1,571,173	3,826,295
Tata Steel Ltd.	542,335	4,228,098
Tech Mahindra Ltd.	622,625	7,372,082
The Tata Power Co., Ltd.	1,570,291	1,376,142
Titan Co., Ltd.	412,518	7,582,338
Torrent Pharmaceuticals Ltd.	51,032	1,802,060
Torrent Power Ltd.	191,378	816,615
Trent Ltd.	222,083	2,160,066
TVS Motor Co., Ltd.	183,110	1,235,425
UltraTech Cement Ltd.	139,518	9,046,710
United Breweries Ltd.	84,451	1,184,780
United Spirits Ltd. *	371,595	2,751,729
UPL Ltd.	666,624	3,759,964
Vedanta Ltd.	2,046,092	3,336,188
Vodafone Idea Ltd. *	10,140,460	1,341,906
Voltas Ltd.	163,812	1,784,195
Whirlpool of India Ltd.	35,644	1,050,844
Wipro Ltd.	1,628,657	7,708,253
Security	Number of Shares	Value ($)
Yes Bank Ltd. *(b)	1,687,665	179,241
Zee Entertainment Enterprises Ltd.	1,020,686	2,656,592
		819,969,666

Indonesia 1.6%
PT Adaro Energy Tbk	16,012,618	1,576,313
PT Astra International Tbk	25,029,523	9,394,934
PT Bank Central Asia Tbk	11,899,786	26,146,662
PT Bank Danamon Indonesia Tbk	1,561,873	350,647
PT Bank Mandiri (Persero) Tbk	22,956,429	10,283,245
PT Bank Negara Indonesia (Persero) Tbk	9,359,752	3,977,232
PT Bank Rakyat Indonesia (Persero) Tbk	65,427,535	18,951,744
PT Barito Pacific Tbk *	27,846,531	2,070,741
PT Bukit Asam Tbk	5,435,030	908,404
PT Bumi Serpong Damai Tbk *	10,011,139	744,454
PT Charoen Pokphand Indonesia Tbk	8,846,449	3,806,103
PT Gudang Garam Tbk *	559,658	1,674,614
PT Hanjaya Mandala Sampoerna Tbk	11,475,852	1,239,425
PT Indah Kiat Pulp & Paper Corp. Tbk	3,258,177	2,001,748
PT Indocement Tunggal Prakarsa Tbk	1,660,405	1,681,572
PT Indofood CBP Sukses Makmur Tbk	2,831,096	1,984,975
PT Indofood Sukses Makmur Tbk	5,488,490	2,759,793
PT Jasa Marga Persero Tbk	2,887,234	856,764
PT Kalbe Farma Tbk	22,896,305	2,440,435
PT Media Nusantara Citra Tbk *	6,515,565	468,364
PT Perusahaan Gas Negara Tbk	14,795,616	1,456,509
PT Sarana Menara Nusantara Tbk	32,205,042	2,497,487
PT Semen Indonesia (Persero) Tbk	3,693,668	3,060,617
PT Surya Citra Media Tbk	7,190,796	837,738
PT Telekomunikasi Indonesia (Persero) Tbk	57,439,856	13,139,570
PT Tower Bersama Infrastructure Tbk	12,553,731	1,266,931
PT Unilever Indonesia Tbk	6,878,534	3,763,221
PT United Tractors Tbk	1,958,707	3,190,528
PT Vale Indonesia Tbk *	2,585,076	843,994
PT XL Axiata Tbk	4,471,204	763,145
		124,137,909

Kuwait 0.7%
Agility Public Warehousing Co. KSC	1,328,714	2,793,405
Ahli United Bank BSC	6,479,414	4,999,646
Boubyan Bank KSCP	1,191,293	2,290,274
Boubyan Petrochemicals Co. KSCP	458,986	858,395
Burgan Bank SAK	856,575	551,726
Gulf Bank KSCP	2,198,484	1,509,503
Humansoft Holding Co. KSC *	97,766	1,087,141
Kuwait Finance House KSCP	4,973,142	11,056,847
Mabanee Co. KPSC	667,890	1,362,640
Mobile Telecommunications Co. KSC	2,532,816	4,811,398
National Bank of Kuwait SAKP	7,943,724	21,816,996
		53,137,971

Malaysia 2.0%
Alliance Bank Malaysia Berhad	1,533,480	989,949
AMMB Holdings Berhad	2,451,272	1,997,600
Astro Malaysia Holdings Berhad	2,279,800	433,688
Axiata Group Berhad	5,530,077	4,818,796
British American Tobacco Malaysia Berhad	229,000	647,540
CIMB Group Holdings Berhad	8,706,271	7,757,429
Dialog Group Berhad	5,710,100	5,045,744
DiGi.com Berhad	4,544,000	4,461,463
FGV Holdings Berhad	2,637,900	783,471
Fraser & Neave Holdings Berhad	122,300	974,437
Gamuda Berhad	2,844,537	2,492,636
Genting Berhad	2,925,300	2,915,247

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Genting Malaysia Berhad	3,515,420	2,114,084
HAP Seng Consolidated Berhad	811,834	1,643,994
Hartalega Holdings Berhad	1,818,900	6,429,102
Hong Leong Bank Berhad	763,207	3,218,433
Hong Leong Financial Group Berhad	271,000	1,090,918
IHH Healthcare Berhad	3,632,700	5,011,236
IJM Corp. Berhad	4,100,336	1,630,472
IOI Corp. Berhad	3,955,892	4,243,311
IOI Properties Group Berhad	2,544,150	780,606
Kuala Lumpur Kepong Berhad	587,428	3,388,453
Malayan Banking Berhad	7,377,851	14,306,584
Malaysia Airports Holdings Berhad	1,137,600	1,454,810
Maxis Berhad	3,365,224	4,047,520
MISC Berhad	1,674,600	2,791,000
Nestle Malaysia Berhad	74,571	2,452,753
Petronas Chemicals Group Berhad	3,497,100	5,510,894
Petronas Dagangan Berhad	435,600	2,219,700
Petronas Gas Berhad	708,236	3,156,987
PPB Group Berhad	823,877	3,761,441
Press Metal Aluminium Holdings Berhad	2,335,132	4,012,254
Public Bank Berhad	3,826,154	16,341,453
QL Resources Berhad	1,395,950	2,179,244
RHB Bank Berhad	1,862,000	2,353,780
Sime Darby Berhad	4,467,700	2,533,232
Sime Darby Plantation Berhad	4,406,000	5,299,313
Sime Darby Property Berhad	4,111,500	605,523
Telekom Malaysia Berhad	1,397,000	1,728,247
Tenaga Nasional Berhad	4,816,674	11,917,544
Top Glove Corp. Berhad	6,272,900	10,962,947
Westports Holdings Berhad	1,260,800	1,330,741
YTL Corp. Berhad *	6,243,636	988,499
		162,823,075

Mexico 2.1%
Alfa S.A.B. de C.V., A Shares	3,841,375	3,032,088
Alpek S.A.B. de C.V.	48	42
America Movil S.A.B. de C.V., Series L	37,212,335	27,914,098
Arca Continental S.A.B. de C.V.	561,835	2,748,898
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand	712,585	745,233
Becle S.A.B. de C.V.	678,205	1,594,530
Cemex S.A.B. de C.V., Series CPO	18,833,095	8,595,960
Coca-Cola Femsa S.A.B. de C.V.	666,202	3,009,667
Concentradora Fibra Danhos S.A. de C.V.	294,875	349,055
El Puerto de Liverpool S.A.B. de C.V., Series C1 *	233,567	782,284
Fibra Uno Administracion S.A. de C.V.	3,644,093	3,633,878
Fomento Economico Mexicano S.A.B. de C.V.	2,266,839	16,413,820
GMexico Transportes S.A.B. de C.V.	1,478,899	1,920,114
Gruma S.A.B. de C.V., B Shares	259,092	2,858,348
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. *	419,010	2,439,868
Grupo Aeroportuario del Pacifico S.A.B. de C.V., B Shares *	470,118	4,826,077
Grupo Aeroportuario del Sureste S.A.B. de C.V., B Shares *	204,539	3,051,468
Grupo Bimbo S.A.B. de C.V., Series A	2,840,795	6,026,463
Grupo Carso S.A.B. de C.V., Series A1	520,120	1,184,407
Grupo Elektra S.A.B. de C.V.	78,250	5,022,806
Grupo Financiero Banorte S.A.B. de C.V., O Shares *	3,578,862	17,966,663
Grupo Financiero Inbursa S.A.B. de C.V., O Shares *	2,620,621	2,565,170
Grupo Lala S.A.B. de C.V.	599,640	412,622
Grupo Mexico S.A.B. de C.V., Series B	3,998,229	14,547,670
Security	Number of Shares	Value ($)
Grupo Televisa S.A.B., Series CPO *	2,668,035	4,291,305
Industrias Bachoco S.A.B. de C.V., Series B	212,538	738,740
Industrias Penoles S.A.B. de C.V.	157,413	2,316,232
Infraestructura Energetica Nova S.A.B. de C.V. *	649,209	2,310,954
Kimberly-Clark de Mexico S.A.B. de C.V., A Shares	1,089,729	1,733,273
Megacable Holdings S.A.B. de C.V., Series CPO	349,719	1,276,280
Orbia Advance Corp. S.A.B. de C.V.	1,244,357	2,553,968
Promotora y Operadora de Infraestructura S.A.B. de C.V.	264,339	2,115,997
Qualitas Controladora S.A.B. de C.V.	224,743	1,098,488
Telesites S.A.B. de C.V. *	1,555,901	1,624,871
Wal-Mart de Mexico S.A.B. de C.V.	6,359,914	16,801,797
		168,503,134

Philippines 1.0%
Aboitiz Power Corp. (b)	2,055,999	1,099,537
Alliance Global Group, Inc. *(b)	5,159,083	1,050,140
Ayala Corp. (b)	396,676	6,788,821
Ayala Land, Inc. (b)	9,778,366	7,728,326
Bank of the Philippine Islands (b)	2,273,841	3,922,944
BDO Unibank, Inc. (b)	2,414,361	5,187,261
Bloomberry Resorts Corp. (b)	4,968,598	919,450
DMCI Holdings, Inc. (b)	4,419,662	514,760
Globe Telecom, Inc. (b)	37,634	1,524,772
GT Capital Holdings, Inc. (b)	115,473	1,390,625
International Container Terminal Services, Inc. (b)	1,298,736	3,155,730
JG Summit Holdings, Inc. (b)	3,676,416	5,018,316
Jollibee Foods Corp. (b)	515,198	2,024,301
LT Group, Inc. (b)	3,509,512	963,313
Manila Electric Co. (b)	333,829	1,955,205
Megaworld Corp. *(b)	15,073,008	1,200,257
Metro Pacific Investments Corp. (b)	18,651,988	1,590,098
Metropolitan Bank & Trust Co. (b)	2,323,263	2,315,788
PLDT, Inc. (b)	111,187	3,039,342
Puregold Price Club, Inc. (b)	1,261,634	1,106,046
San Miguel Corp. (b)	416,109	1,107,778
San Miguel Food & Beverage, Inc. (b)	806,853	1,129,862
Semirara Mining & Power Corp. (b)	2,397,637	618,359
SM Investments Corp. (b)	593,976	11,979,769
SM Prime Holdings, Inc. (b)	11,159,064	8,352,532
Universal Robina Corp. (b)	1,070,861	3,162,013
		78,845,345

Qatar 0.9%
Barwa Real Estate Co.	2,441,760	2,213,290
Doha Bank QPSC *	1,872,058	1,208,028
Ezdan Holding Group QSC *	2,030,905	902,872
Industries Qatar QSC	2,481,271	7,494,743
Masraf Al Rayan QSC	4,682,459	5,490,245
Mesaieed Petrochemical Holding Co.	5,437,378	3,122,004
Ooredoo QPSC	1,038,351	1,927,440
Qatar Aluminum Manufacturing Co.	3,273,202	860,151
Qatar Electricity & Water Co. QSC	621,503	3,070,183
Qatar Fuel QSC	608,442	3,090,870
Qatar Gas Transport Co., Ltd.	3,354,171	2,983,225
Qatar Insurance Co. SAQ	2,109,770	1,477,288
Qatar International Islamic Bank QSC	910,721	2,219,191
Qatar Islamic Bank SAQ	1,433,049	6,555,803
Qatar National Bank QPSC	5,470,670	26,619,145
The Commercial Bank PSQC	2,403,343	2,870,747

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
United Development Co. QSC	2,110,014	880,682
Vodafone Qatar QSC	2,120,741	785,578
		73,771,485

Russia 2.7%
Aeroflot PJSC *	928,201	875,842
Alrosa PJSC *	3,018,253	3,470,230
Federal Grid Co. Unified Energy System PJSC *	347,691,739	913,038
Gazprom PJSC	12,903,173	30,772,283
Inter RAO UES PJSC *	43,486,849	2,919,794
LUKOIL PJSC	473,681	31,153,528
Magnit PJSC	88,726	5,737,990
Magnitogorsk Iron & Steel Works PJSC *	2,280,889	1,252,333
MMC Norilsk Nickel PJSC	64,529	18,099,670
Mobile TeleSystems PJSC	1,139,462	4,781,585
Moscow Exchange MICEX-RTS PJSC *	1,845,785	3,689,881
Mosenergo PJSC	10,153,907	270,457
NovaTek PJSC	1,294,329	20,338,368
Novolipetskiy Metallurgicheskiy Kombinat PAO *	1,260,746	3,170,695
PhosAgro PJSC	45,669	1,790,461
Polyus PJSC	35,375	6,715,909
Rosneft Oil Co. PJSC	1,409,758	8,248,084
Rosseti PJSC *	37,590,324	828,077
Rostelecom PJSC	1,255,187	1,579,342
RusHydro PJSC *	144,618,827	1,480,318
Sberbank of Russia PJSC	12,514,330	40,841,918
Severstal PAO	237,997	3,483,384
Sistema PJSC	3,607,510	1,450,504
Surgutneftegas PJSC	8,826,878	4,069,862
Tatneft PJSC	1,890,838	12,112,041
United Co. RUSAL International PJSC *	3,157,232	1,553,955
VTB Bank PJSC GDR	2,960,722	2,756,432
		214,355,981

Saudi Arabia 3.2%
Abdullah Al Othaim Markets Co.	57,267	1,942,186
Advanced Petrochemical Co.	130,139	2,133,938
Al Rajhi Bank	1,508,521	30,085,152
Alinma Bank *	1,205,601	5,188,077
Almarai Co. JSC	314,218	4,683,194
Arab National Bank	807,963	4,394,616
Arabian Centers Co., Ltd.	208,511	1,376,508
Bank Al-Jazira	530,904	1,942,090
Bank AlBilad	467,804	3,292,813
Banque Saudi Fransi	725,939	6,416,274
Bupa Arabia for Cooperative Insurance Co. *	72,541	2,429,251
Dallah Healthcare Co.	39,863	538,862
Dar Al Arkan Real Estate Development Co. *	651,108	1,525,953
Dr Sulaiman Al Habib Medical Services Group Co.	102,762	3,178,263
Emaar Economic City *	504,143	1,322,660
Etihad Etisalat Co. *	459,608	3,639,513
Fawaz Abdulaziz Al Hokair & Co. *	113,726	659,808
Jarir Marketing Co.	72,767	3,414,652
Mobile Telecommunications Co. *	575,673	2,090,510
Mouwasat Medical Services Co.	60,949	2,096,310
National Commercial Bank	1,664,882	18,754,670
National Industrialization Co. *	401,052	1,396,507
National Petrochemical Co.	143,413	1,277,127
Rabigh Refining & Petrochemical Co. *	293,849	1,112,530
Riyad Bank	1,819,799	10,101,908
Sahara International Petrochemical Co. *	442,483	1,986,726
Security	Number of Shares	Value ($)
Samba Financial Group	1,216,010	10,018,319
Saudi Airlines Catering Co.	46,050	972,420
Saudi Arabian Fertilizer Co.	248,045	5,423,050
Saudi Arabian Mining Co. *	493,423	5,545,187
Saudi Arabian Oil Co.	3,120,548	29,952,468
Saudi Basic Industries Corp.	1,103,000	28,496,960
Saudi British Bank	1,206,525	8,733,844
Saudi Cement Co.	98,660	1,528,328
Saudi Electricity Co.	971,449	5,584,291
Saudi Ground Services Co. *	110,455	915,894
Saudi Industrial Investment Group	280,274	1,961,604
Saudi Kayan Petrochemical Co. *	952,280	3,041,730
Saudi Research & Marketing Group *	40,377	845,090
Saudi Telecom Co.	736,539	21,169,654
Saudia Dairy & Foodstuff Co.	22,185	1,041,049
Seera Group Holding *	193,991	1,017,902
Southern Province Cement Co.	89,425	1,790,598
The Co. for Cooperative Insurance *	73,650	1,651,460
The Qassim Cement Co.	55,606	1,125,285
The Savola Group	328,845	4,037,571
Yanbu Cement Co.	102,893	962,924
Yanbu National Petrochemical Co.	286,549	4,698,652
		257,494,378

South Africa 4.1%
Absa Group Ltd.	885,777	6,307,253
African Rainbow Minerals Ltd.	132,148	2,047,936
Anglo American Platinum Ltd.	75,957	5,527,309
AngloGold Ashanti Ltd.	515,548	10,871,771
Aspen Pharmacare Holdings Ltd. *	479,635	3,826,853
AVI Ltd.	378,630	1,745,105
Barloworld Ltd.	257,835	1,168,036
Bid Corp., Ltd.	409,539	7,392,541
Capitec Bank Holdings Ltd. *	95,123	7,962,765
Clicks Group Ltd.	292,810	4,442,028
Coronation Fund Managers Ltd. (a)	320,325	873,449
Dis-Chem Pharmacies Ltd. *	397,794	516,641
Discovery Ltd.	470,364	3,744,373
Distell Group Holdings Ltd.	95,031	577,816
Exxaro Resources Ltd.	319,408	2,461,978
FirstRand Ltd.	5,691,260	16,721,208
Fortress REIT Ltd., Class A	1,690,749	1,419,131
Gold Fields Ltd.	1,071,776	9,109,533
Growthpoint Properties Ltd. (a)	3,534,406	2,710,825
Harmony Gold Mining Co., Ltd. *	642,014	2,624,681
Impala Platinum Holdings Ltd.	915,813	9,629,018
Investec Ltd.	380,791	926,619
Kumba Iron Ore Ltd.	68,119	2,319,644
Liberty Holdings Ltd.	156,964	603,565
Life Healthcare Group Holdings Ltd.	1,712,923	1,752,076
Momentum Metropolitan Holdings	1,251,981	1,259,565
Mr Price Group Ltd.	311,795	3,278,469
MTN Group Ltd.	2,228,039	9,536,244
MultiChoice Group	520,644	4,376,757
Naspers Ltd., N Shares	520,621	105,257,868
Nedbank Group Ltd.	421,674	3,337,699
NEPI Rockcastle plc	491,701	2,502,945
Netcare Ltd.	1,780,251	1,414,883
Ninety One Ltd. *	191,445	530,684
Northam Platinum Ltd. *	423,726	4,825,295
Old Mutual Ltd.	5,762,297	4,352,556
Pepkor Holdings Ltd.	939,717	837,935
Pick n Pay Stores Ltd. (a)	426,564	1,393,835
PSG Group Ltd.	207,449	762,171
Rand Merchant Investment Holdings Ltd.	938,251	1,849,069
Redefine Properties Ltd. *	7,655,626	1,172,366
Reinet Investments SCA	188,571	3,360,862
Remgro Ltd.	628,687	3,744,600

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Resilient REIT Ltd.	398,299	974,885
Sanlam Ltd.	2,046,535	7,332,549
Santam Ltd.	54,459	863,743
Sappi Ltd. *	677,094	1,268,765
Sasol Ltd. *	685,951	5,353,753
Shoprite Holdings Ltd.	598,636	4,942,265
Sibanye Stillwater Ltd.	3,279,780	10,914,057
Standard Bank Group Ltd.	1,577,832	12,350,445
Telkom S.A. SOC Ltd.	400,593	811,475
The Bidvest Group Ltd.	410,675	4,329,319
The Foschini Group Ltd.	398,149	2,526,338
The SPAR Group Ltd. (a)	239,479	2,954,445
Tiger Brands Ltd.	199,363	2,537,728
Truworths International Ltd.	541,155	1,256,357
Vodacom Group Ltd. (a)	706,045	5,621,900
Woolworths Holdings Ltd.	1,067,355	2,413,165
		327,527,146

Taiwan 14.5%
Accton Technology Corp.	667,000	5,592,948
Acer, Inc.	3,810,086	3,094,588
Advantech Co., Ltd.	514,619	5,542,954
Airtac International Group	180,047	5,243,014
ASE Technology Holding Co.,Ltd.	4,148,120	11,148,004
Asia Cement Corp.	2,838,286	4,311,825
ASMedia Technology, Inc.	49,445	2,853,680
Asustek Computer, Inc.	879,621	7,684,436
AU Optronics Corp. *	10,917,530	4,673,059
Capital Securities Corp.	2,481,644	1,044,811
Catcher Technology Co., Ltd.	901,224	5,944,395
Cathay Financial Holding Co., Ltd.	9,973,914	14,137,220
Chailease Holding Co., Ltd.	1,540,941	8,433,885
Chang Hwa Commercial Bank Ltd.	8,045,885	5,024,708
Cheng Shin Rubber Industry Co., Ltd.	2,200,277	3,280,827
Chicony Electronics Co., Ltd.	717,118	2,148,649
China Airlines Ltd. *	3,289,872	1,128,847
China Development Financial Holding Corp.	16,966,308	5,309,691
China Life Insurance Co., Ltd.	3,842,408	3,053,435
China Motor Corp. *	323,600	547,233
China Steel Corp.	15,261,956	12,208,494
Chunghwa Telecom Co., Ltd.	4,700,310	17,892,593
Compal Electronics, Inc.	5,080,535	3,440,201
CTBC Financial Holding Co., Ltd.	22,710,792	15,258,720
Delta Electronics, Inc.	2,656,148	20,921,155
E.Sun Financial Holding Co., Ltd.	14,890,423	13,138,993
Eclat Textile Co., Ltd.	244,510	3,431,418
Epistar Corp. *	1,340,828	1,787,614
Eternal Materials Co., Ltd.	1,312,213	1,602,141
Eva Airways Corp.	2,808,374	1,246,415
Evergreen Marine Corp., Ltd. *	2,961,222	2,566,167
Far Eastern International Bank	2,728,899	1,024,444
Far Eastern New Century Corp.	4,775,799	4,591,067
Far EasTone Telecommunications Co., Ltd.	2,032,280	4,420,713
Feng TAY Enterprise Co., Ltd.	541,584	3,486,735
First Financial Holding Co., Ltd.	12,414,439	9,277,346
Formosa Chemicals & Fibre Corp.	4,143,008	11,192,408
Formosa Petrochemical Corp.	1,713,660	5,441,145
Formosa Plastics Corp.	5,984,560	17,889,115
Formosa Taffeta Co., Ltd.	1,289,000	1,386,119
Foxconn Technology Co., Ltd.	1,329,355	2,453,261
Fubon Financial Holding Co., Ltd.	8,976,114	13,951,122
Genius Electronic Optical Co., Ltd.	108,000	2,409,894
Giant Manufacturing Co., Ltd.	371,752	3,684,587
Globalwafers Co., Ltd.	258,451	5,059,755
Hiwin Technologies Corp.	320,000	3,429,875
Hon Hai Precision Industry Co., Ltd.	14,858,092	42,902,236
Hotai Motor Co., Ltd.	388,000	8,725,831
Security	Number of Shares	Value ($)
HTC Corp. *	974,778	1,070,452
Hua Nan Financial Holdings Co., Ltd.	11,757,518	7,487,026
Innolux Corp. *	10,473,029	3,692,797
Inventec Corp.	3,683,043	3,010,785
Largan Precision Co., Ltd.	125,456	14,195,092
Lite-On Technology Corp.	2,590,866	4,367,726
MediaTek, Inc.	1,824,713	45,069,659
Mega Financial Holding Co., Ltd.	13,444,901	13,420,136
Micro-Star International Co., Ltd.	874,095	3,833,414
momo.com, Inc.	62,000	1,348,654
Nan Ya Plastics Corp.	6,875,816	15,487,322
Nanya Technology Corp.	978,000	2,484,245
Nien Made Enterprise Co., Ltd.	177,752	2,098,537
Novatek Microelectronics Corp.	705,608	7,402,045
OBI Pharma, Inc. *	169,261	700,738
Oneness Biotech Co., Ltd. *	333,000	3,341,391
Parade Technologies Ltd.	85,100	3,090,203
Pegatron Corp.	2,495,657	5,717,618
Pou Chen Corp.	3,191,792	3,499,465
Powertech Technology, Inc.	871,000	2,811,402
President Chain Store Corp.	689,400	6,264,524
Quanta Computer, Inc.	3,304,057	8,925,967
Realtek Semiconductor Corp.	593,336	7,723,100
Shin Kong Financial Holding Co., Ltd.	14,963,669	4,509,707
Silergy Corp.	73,000	5,685,817
SinoPac Financial Holdings Co., Ltd.	13,122,699	5,110,498
Synnex Technology International Corp.	1,612,956	2,518,254
Taishin Financial Holding Co., Ltd.	12,749,864	5,971,781
Taiwan Business Bank	6,501,361	2,269,574
Taiwan Cement Corp.	6,248,739	9,405,172
Taiwan Cooperative Financial Holding Co., Ltd.	11,694,790	8,329,243
Taiwan Fertilizer Co., Ltd.	1,081,508	2,052,788
Taiwan Glass Industry Corp. *	2,118,311	1,334,047
Taiwan High Speed Rail Corp.	2,574,000	2,840,182
Taiwan Mobile Co., Ltd.	2,001,524	6,818,629
Taiwan Secom Co., Ltd.	382,000	1,188,787
Taiwan Semiconductor Manufacturing Co., Ltd.	29,681,500	500,375,783
Teco Electric & Machinery Co., Ltd.	2,184,000	2,264,265
The Shanghai Commercial & Savings Bank Ltd.	4,008,000	5,484,150
TPK Holding Co., Ltd. *	390,041	640,432
Transcend Information, Inc.	382,000	865,791
Uni-President Enterprises Corp.	6,019,676	13,727,881
Unimicron Technology Corp.	1,615,348	5,094,984
United Microelectronics Corp.	14,141,850	20,094,550
Vanguard International Semiconductor Corp.	1,093,000	4,026,489
Walsin Lihwa Corp.	3,895,000	2,651,101
Walsin Technology Corp.	583,000	3,978,370
Wan Hai Lines Ltd.	787,000	1,206,627
Win Semiconductors Corp.	491,000	5,770,897
Wistron Corp.	3,478,080	3,642,512
Wiwynn Corp.	101,000	2,416,700
Yageo Corp.	562,000	8,715,165
Yuanta Financial Holding Co., Ltd.	14,290,368	9,576,214
Yulon Motor Co., Ltd. *	679,114	929,232
Zhen Ding Technology Holding Ltd.	782,000	3,388,369
		1,154,944,062

Thailand 2.5%
Advanced Info Service PCL NVDR	1,372,500	7,962,769
Airports of Thailand PCL NVDR	5,243,600	11,093,898
Asset World Corp. PCL NVDR	9,379,300	1,482,084
B Grimm Power PCL NVDR	936,500	1,516,975
Bangkok Bank PCL NVDR	1,538,600	6,001,812

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Bangkok Dusit Medical Services PCL NVDR	10,829,500	7,697,000
Bangkok Expressway & Metro PCL NVDR	9,240,490	2,795,057
Banpu PCL NVDR	5,375,400	1,519,328
Berli Jucker PCL NVDR	1,289,450	1,598,492
BTS Group Holdings PCL NVDR	10,597,000	3,573,203
Bumrungrad Hospital PCL NVDR	395,600	1,628,172
Carabao Group PCL	327,100	1,302,993
Central Pattana PCL NVDR	3,029,700	5,082,885
Central Retail Corp. PCL *	3,481,600	3,740,562
Charoen Pokphand Foods PCL NVDR	4,405,600	4,187,140
CP ALL PCL NVDR *	6,457,300	12,914,600
Delta Electronics Thailand PCL NVDR	560,821	4,282,633
Digital Telecommunications Infrastructure Fund	6,653,400	2,903,302
Electricity Generating PCL NVDR	323,700	2,311,379
Energy Absolute PCL NVDR	2,089,751	3,091,450
Global Power Synergy PCL NVDR	833,368	1,935,342
Gulf Energy Development PCL NVDR	5,164,459	5,975,407
Home Product Center PCL NVDR	7,038,319	3,420,274
Indorama Ventures PCL NVDR	2,326,000	2,460,562
Intouch Holdings PCL NVDR	2,651,800	4,865,286
IRPC PCL NVDR	14,542,600	1,307,632
Kasikornbank PCL NVDR	2,187,700	7,955,273
Krung Thai Bank PCL NVDR	7,913,500	2,799,155
Krungthai Card PCL NVDR	1,646,000	2,775,074
Land & Houses PCL NVDR	8,133,400	2,110,651
Minor International PCL NVDR *	4,946,580	4,055,378
Muangthai Capital PCL NVDR	890,315	1,589,323
Osotspa PCL	1,419,063	1,712,258
PTT Exploration & Production PCL NVDR	1,710,904	5,472,065
PTT Global Chemical PCL NVDR	2,467,714	4,670,302
PTT PCL NVDR	17,817,200	23,559,934
Ratch Group PCL NVDR	978,800	1,836,261
Siam City Cement PCL NVDR	112,600	508,096
Siam Makro PCL	456,100	621,955
Srisawad Corp. PCL	817,500	1,574,194
Thai Oil PCL NVDR	1,299,300	2,040,223
Thai Union Group PCL NVDR	3,459,000	1,726,641
The Siam Cement PCL NVDR	1,038,200	12,835,927
The Siam Commercial Bank PCL NVDR	2,985,800	8,439,203
TMB Bank PCL NVDR	60,622,318	2,104,246
Total Access Communication PCL NVDR	889,900	1,103,182
True Corp. PCL NVDR	13,189,966	1,421,464
		197,561,042

Turkey 0.4%
Akbank T.A.S. *	3,379,550	2,600,900
Anadolu Efes Biracilik Ve Malt Sanayii A/S	280,345	750,478
Arcelik A/S *	203,519	709,250
Aselsan Elektronik Sanayi Ve Ticaret A/S	716,315	1,583,315
BIM Birlesik Magazalar A/S	547,140	4,896,264
Coca-Cola Icecek A/S	64,877	464,873
Enka Insaat ve Sanayi A/S	938,829	852,144
Eregli Demir ve Celik Fabrikalari T.A.S.	1,716,235	2,413,447
Ford Otomotiv Sanayi A/S	80,477	1,109,070
Haci Omer Sabanci Holding A/S	1,149,225	1,416,284
KOC Holding A/S	1,000,216	2,255,593
Koza Altin Isletmeleri A/S *	58,435	556,168
Petkim Petrokimya Holding A/S *	1,658,136	888,183
TAV Havalimanlari Holding A/S	230,928	560,622
Tekfen Holding A/S	184,335	342,878
Tofas Turk Otomobil Fabrikasi A/S	156,413	569,883
Turk Hava YollariI AO *	735,591	1,072,036
Turk Telekomunikasyon A/S	610,118	599,023
Turkcell Iletisim Hizmetleri A/S	1,307,508	2,473,856
Turkiye Garanti Bankasi A/S *	2,647,147	2,961,109
Turkiye Is Bankasi A/S, Class C *	1,647,595	1,371,197
Security	Number of Shares	Value ($)
Turkiye Petrol Rafinerileri A/S *	168,223	1,955,944
Turkiye Sise ve Cam Fabrikalari A/S	1,812,954	1,576,028
Turkiye Vakiflar Bankasi T.A.O., Class D *	1,023,292	593,914
Yapi ve Kredi Bankasi A/S *	2,104,951	769,620
		35,342,079

United Arab Emirates 0.8%
Abu Dhabi Commercial Bank PJSC	3,315,110	5,487,352
Abu Dhabi Islamic Bank PJSC	1,701,820	2,177,573
Air Arabia PJSC	2,980,144	1,006,052
Aldar Properties PJSC	4,749,420	3,930,751
DAMAC Properties Dubai Co. PJSC *	2,291,069	736,006
Dana Gas PJSC	5,241,356	974,598
Dubai Financial Market PJSC	1,934,520	459,779
Dubai Investments PJSC	2,855,192	971,643
Dubai Islamic Bank PJSC	2,241,533	2,733,912
Emaar Development PJSC *	1,075,818	796,653
Emaar Malls PJSC *	2,635,652	1,313,108
Emaar Properties PJSC *	4,275,410	3,701,402
Emirates NBD Bank PJSC	3,146,881	9,381,143
Emirates Telecommunications Group Co. PJSC	2,159,469	10,182,542
First Abu Dhabi Bank PJSC	5,405,918	18,573,346
		62,425,860
Total Common Stock
(Cost $6,014,743,122)		7,826,362,368

Preferred Stock 1.4% of net assets

Brazil 1.2%
Alpargatas S.A.	205,090	1,528,803
Azul S.A. *	340,909	2,406,424
Banco Bradesco S.A.	5,287,603	23,855,398
Banco do Estado do Rio Grande do Sul S.A., Class B	277,478	680,024
Banco Inter S.A.	421,821	1,910,907
Bradespar S.A.	288,247	3,109,299
Braskem S.A., A Shares *	243,109	1,020,072
Centrais Eletricas Brasileiras S.A., B Shares	320,931	1,906,704
Cia de Transmissao de Energia Electrica Paulista	229,839	1,160,685
Cia Energetica de Sao Paulo, B Shares	235,518	1,220,409
Companhia Energetica de Minas Gerais	1,530,433	3,588,717
Companhia Paranaense de Energia, B Shares	114,248	1,448,105
Gerdau S.A.	1,325,413	5,561,363
Itausa S.A.	5,534,562	10,871,525
Lojas Americanas S.A.	992,797	4,226,551
Petroleo Brasileiro S.A.	5,736,100	26,517,808
Usinas Siderurgicas de Minas Gerais S.A., A Shares	545,427	1,382,263
		92,395,057

Chile 0.1%
Embotelladora Andina S.A., B Shares	274,814	618,039
Sociedad Quimica y Minera de Chile S.A., B Shares	146,370	6,850,878
		7,468,917

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Colombia 0.0%
Grupo Aval Acciones y Valores S.A.	5,285,886	1,532,876
Grupo de Inversiones Suramericana S.A.	95,890	481,284
		2,014,160

Russia 0.1%
Bashneft PJSC *	28,113	452,410
Surgutneftegas PJSC	9,453,926	4,904,621
Tatneft PJSC	150,259	923,024
Transneft PJSC	1,820	3,407,072
		9,687,127
Total Preferred Stock
(Cost $119,465,820)		111,565,261

Rights 0.0% of net assets

China 0.0%
Jiayuan International Group Ltd., expires 12/01/20 *(b)	18,600	—
Legend Holdings Corp. *(b)	38,995	—
Sino-Ocean Group Holding Ltd., expires 12/09/20 *(b)	15,755	—
Total Rights
(Cost $—)		—

Other Investment Companies 0.6% of net assets

United States 0.6%
Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.02% (c)	15,284,782	15,284,782
Security	Number of Shares	Value ($)
Securities Lending Collateral 0.4%
Wells Fargo Government Money Market Fund, Select Class 0.02% (c)	33,171,176	33,171,176
Total Other Investment Companies
(Cost $48,455,958)		48,455,958

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI Emerging Markets Index, expires 12/18/20	220	13,225,300	542,066
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $31,096,299.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

ADR –	American Depositary Receipt
GDR –	Global Depositary Receipt
NVDR –	Non-Voting Depositary Receipt
REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$6,909,847,553	$—	$—	$6,909,847,553
Greece	17,699,804	—	—*	17,699,804
Hong Kong	—	—	—*	—
India	819,790,425	—	179,241	819,969,666
Philippines	—	—	78,845,345	78,845,345
Preferred Stock[1]	111,565,261	—	—	111,565,261
Rights[1]
China	—	—	—*	—
Other Investment Companies[1]	48,455,958	—	—	48,455,958
Futures Contracts[2]	542,066	—	—	542,066
Total	$7,907,901,067	$—	$79,024,586	$7,986,925,653
*	Level 3 amount shown includes securities determined to have no value at November 30, 2020.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab International Equity ETFs
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by the underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

Schwab International Equity ETFs
Notes to Portfolio Holdings (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG89451NOV20